UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Mid Cap II

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Class A
Actual	$ 1,000.00	$ 1,063.30	$ 6.29
HypotheticalA	$ 1,000.00	$ 1,018.70	$ 6.16
Class T
Actual	$ 1,000.00	$ 1,062.70	$ 7.06
HypotheticalA	$ 1,000.00	$ 1,017.95	$ 6.90
Class B
Actual	$ 1,000.00	$ 1,059.00	$ 10.21
HypotheticalA	$ 1,000.00	$ 1,014.88	$ 9.99
Class C
Actual	$ 1,000.00	$ 1,059.70	$ 10.06
HypotheticalA	$ 1,000.00	$ 1,015.03	$ 9.84
Institutional Class
Actual	$ 1,000.00	$ 1,064.50	$ 4.97
HypotheticalA	$ 1,000.00	$ 1,019.98	$ 4.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below);multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.23%
Class T	1.38%
Class B	2.00%
Class C	1.97%
Institutional Class	.97%

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Newmont Mining Corp.	3.0	1.6
Noble Corp.	2.7	1.0
Rockwell Automation, Inc.	1.7	1.5
Hess Corp.	1.6	0.1
Thermo Electron Corp.	1.5	1.4
Harsco Corp.	1.5	1.1
AGCO Corp.	1.5	1.1
Kinross Gold Corp.	1.3	1.1
Assurant, Inc.	1.2	1.4
American International Group, Inc.	1.1	0.3
	17.1
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	17.4	16.0
Materials	13.0	8.8
Industrials	12.7	13.9
Financials	11.4	8.9
Information Technology	10.7	10.7
Asset Allocation (% of fund's net assets)
As of June 30, 2006*		As of December 31, 2005**
	Stocks 88.8%		Stocks 92.6%
	Short-Term Investments and Net Other Assets 11.2%		Short-Term Investments and Net Other Assets 7.4%
* Foreign investments	26.4%	** Foreign investments	26.7%

Semiannual Report

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 0.4%
Autoliv, Inc.	30	$ 1,697
IMPCO Technologies, Inc. (a)	339,805	3,625,719
New Focus Auto Tech Holdings Ltd.	1,016,000	320,515
Showa Corp.	47,700	796,633
		4,744,564
Automobiles - 0.3%
Bajaj Auto Ltd.	14	839
Geely Automobile Holdings Ltd.	10,590,000	1,322,685
Harley-Davidson, Inc.	12,600	691,614
Hero Honda Motors Ltd.	6	104
Hyundai Motor Co.	10,097	857,825
Mahindra & Mahindra Ltd.	18,659	252,881
Maruti Udyog Ltd.	55,170	958,020
National R.V. Holdings, Inc. (a)	16,800	90,888
		4,174,856
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	2	75
Raffles Education Corp. Ltd.	274,000	418,915
		418,990
Hotels, Restaurants & Leisure - 0.8%
Ruth's Chris Steak House, Inc.	15,700	320,594
Sonic Corp. (a)	239,602	4,981,326
St. Marc Holdings Co. Ltd.	68,300	4,715,491
TAJ GVK Hotels & Resorts Ltd.	111,311	471,640
		10,489,051
Household Durables - 0.8%
Alba PLC	19	73
Cyrela Brazil Realty SA	9,000	149,591
Daito Trust Construction Co.	14,600	808,949
Goldcrest Co. Ltd. (d)	25,180	1,234,519
Leggett & Platt, Inc.	95,000	2,373,100
LG Electronics, Inc.	13,560	821,862
Nihon Eslead Corp.	47,000	1,326,721
Sekisui House Ltd.	118,000	1,620,083
The Stanley Works	40,700	1,921,854
Woongjin Coway Co. Ltd.	15,470	339,176
		10,595,928
Internet & Catalog Retail - 0.2%
Alloy, Inc. (a)	425	4,458
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
ASKUL Corp.	30,800	$ 685,043
dELiA*s, Inc. (a)	850	6,868
VistaPrint Ltd.	50,132	1,340,530
		2,036,899
Leisure Equipment & Products - 0.4%
Giant Manufacturing Co. Ltd.	126,000	203,913
Jumbo SA	165,760	2,073,753
Oakley, Inc.	60,800	1,024,480
Trigano SA	39,800	2,112,855
		5,415,001
Media - 1.0%
Astral Media, Inc. Class A (non-vtg.)	73,400	2,293,462
Clear Media Ltd. (a)	1,000	1,159
Harris Interactive, Inc. (a)	457,258	2,606,371
Interpublic Group of Companies, Inc. (a)	169,300	1,413,655
Omnicom Group, Inc.	72,226	6,434,614
Salem Communications Corp. Class A (a)	23,300	303,133
Trader Classified Media NV Class A (NY Shares)	8,000	111,146
Zee Telefilms Ltd.	12	63
		13,163,603
Multiline Retail - 0.8%
Lifestyle International Holdings Ltd.	440,000	804,507
Lojas Renner SA	27,800	1,476,061
Nordstrom, Inc.	179,300	6,544,450
Pantaloon Retail India Ltd.	9,353	315,572
PT Mitra Adiperkasa Tbk	238,000	21,326
Ryohin Keikaku Co. Ltd.	16,100	1,319,799
		10,481,715
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A	16,700	925,681
Asbury Automotive Group, Inc. (a)	75,100	1,572,594
Best Buy Co., Inc.	7,650	419,526
Build-A-Bear Workshop, Inc. (a)(d)	87,100	1,873,521
Charming Shoppes, Inc. (a)	63,915	718,405
Circuit City Stores, Inc.	80,100	2,180,322
DSG International PLC	1,104,800	3,902,861
DSW, Inc. Class A	11,100	404,262
Ellerine Holdings Ltd.	38,800	354,449
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Gamestop Corp.:
Class A (a)	3,200	$ 134,400
Class B (a)	107,200	3,671,600
Inditex SA	68,700	2,898,317
KOMERI Co. Ltd.	90,200	2,853,607
Lewis Group Ltd.	82,500	531,590
Nitori Co. Ltd.	35,150	1,711,038
Tiffany & Co., Inc.	44,300	1,462,786
United Auto Group, Inc.	35,400	755,790
Yamada Denki Co. Ltd.	11,800	1,203,461
		27,574,210
Textiles, Apparel & Luxury Goods - 0.8%
Asics Corp.	676,300	6,891,552
Deckers Outdoor Corp. (a)	16,700	643,952
Ports Design Ltd.	517,500	832,931
Ted Baker PLC	192,840	1,788,686
Welspun India Ltd. (a)	7,963	13,616
Yue Yuen Industrial Holdings Ltd.	142,500	391,743
		10,562,480
TOTAL CONSUMER DISCRETIONARY		99,657,297
CONSUMER STAPLES - 3.7%
Beverages - 0.0%
Fomento Economico Mexicano SA de CV sponsored ADR	4,900	410,228
Grupo Modelo SA de CV Series C	25,400	96,276
Jones Soda Co. (a)(d)	8,600	77,400
		583,904
Food & Staples Retailing - 0.4%
Daikokutenbussan Co. Ltd.	9,200	228,342
Heng Tai Consumables Group Ltd.	2,458,400	294,391
Metro AG	59,600	3,378,971
Plant Co. Ltd.	9,800	53,015
Valor Co. Ltd.	68,100	1,240,887
		5,195,606
Food Products - 1.6%
Archer-Daniels-Midland Co.	47,500	1,960,800
Barry Callebaut AG	5	2,110
Britannia Industries Ltd.	6,665	174,128
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - continued
Green Mountain Coffee Roasters, Inc. (a)	135	$ 5,423
Groupe Danone	93,720	11,910,736
Groupe Danone sponsored ADR	13,500	360,045
IAWS Group PLC (Ireland)	700	12,357
Lindt & Spruengli AG	135	2,823,681
McCormick & Co., Inc. (non-vtg.)	35,300	1,184,315
PT Indofood Sukses Makmur Tbk	4,473,500	424,988
Seaboard Corp.	862	1,103,360
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	8,500	332,775
		20,294,718
Personal Products - 1.7%
Avon Products, Inc.	50,100	1,553,100
Concern Kalina OJSC sponsored ADR	9,600	387,795
Godrej Consumer Products Ltd. (a)	23,819	335,610
Hengan International Group Co. Ltd.	6,665,000	10,856,237
NBTY, Inc. (a)	319,200	7,632,072
Shiseido Co. Ltd. sponsored ADR	57,600	1,117,440
		21,882,254
TOTAL CONSUMER STAPLES		47,956,482
ENERGY - 17.4%
Energy Equipment & Services - 12.5%
BJ Services Co.	59,500	2,216,970
Cameron International Corp. (a)	73,600	3,515,872
Compagnie Generale de Geophysique SA (a)	2,400	414,154
Core Laboratories NV (a)	218,700	13,349,448
ENSCO International, Inc.	65,800	3,028,116
FMC Technologies, Inc. (a)	163,100	11,002,726
Global Industries Ltd. (a)	537,716	8,979,857
GlobalSantaFe Corp.	230,500	13,311,375
Grant Prideco, Inc. (a)	263,400	11,787,150
Gulf Island Fabrication, Inc.	7,350	147,294
Noble Corp.	464,600	34,575,532
Parker Drilling Co. (a)	939,670	6,746,831
Pason Systems, Inc.	596,700	8,739,626
Pride International, Inc. (a)	134,800	4,209,804
Smith International, Inc.	92,300	4,104,581
Superior Energy Services, Inc. (a)	301,400	10,217,460
TODCO Class A	38,500	1,572,725
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Transocean, Inc. (a)	111,100	$ 8,923,552
Veritas DGC, Inc. (a)	105,400	5,436,532
Weatherford International Ltd. (a)	186,636	9,260,878
		161,540,483
Oil, Gas & Consumable Fuels - 4.9%
Arch Coal, Inc.	227,700	9,647,649
Cameco Corp.	22,100	880,397
Canadian Natural Resources Ltd.	73,000	4,036,155
Clayton Williams Energy, Inc. (a)	19,989	690,420
CONSOL Energy, Inc.	248,796	11,623,749
Energy Partners Ltd. (a)	76,416	1,448,083
Forest Oil Corp. (a)	86,138	2,856,336
Golar LNG Ltd. (NASDAQ) (a)	377	5,025
Hess Corp.	398,400	21,055,440
Hugoton Royalty Trust	1,907	56,638
International Coal Group, Inc. (a)	200,300	1,440,157
Ship Finance International Ltd. (NY Shares)	130,800	2,264,148
Southwestern Energy Co. (a)	24,000	747,840
Tesoro Corp.	77,500	5,762,900
TransMontaigne, Inc. (a)	100	1,121
Valero Energy Corp.	26,102	1,736,305
		64,252,363
TOTAL ENERGY		225,792,846
FINANCIALS - 11.4%
Capital Markets - 1.7%
A.G. Edwards, Inc.	28,400	1,571,088
AllianceBernstein Holding LP	170,800	10,442,712
Ameriprise Financial, Inc.	101,800	4,547,406
Azimut Holdings Spa	165,600	1,732,179
JAFCO Co. Ltd.	11,300	677,457
Korea Investment Holdings Co. Ltd.	87,990	2,875,187
		21,846,029
Commercial Banks - 1.9%
Allahabad Bank	202,408	281,686
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	25,900	755,244
Banco Pastor SA	384,000	5,034,931
Bank of Baroda	277,156	1,276,923
Bank of Fukuoka Ltd.	444,400	3,378,877
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Bank of India	356,989	$ 795,600
Boston Private Financial Holdings, Inc.	114,045	3,181,856
Canara Bank	72,671	322,347
Colonial Bancgroup, Inc.	43,200	1,109,376
Corp. Bank	61,129	295,785
HDFC Bank Ltd. sponsored ADR	9,400	512,770
Hiroshima Bank Ltd.	302,100	1,840,190
ICICI Bank Ltd. sponsored ADR	9,100	215,215
Industrial & Commercial Bank of China (Asia) Ltd.	157,000	231,470
Juroku Bank Ltd.	189,000	1,106,664
Oriental Bank of Commerce	8,668	33,642
PrivateBancorp, Inc.	8,000	331,280
Punjab National Bank	13,630	101,871
State Bank of India	46,867	862,351
Sumitomo Trust & Banking Co. Ltd.	153,000	1,671,401
The Keiyo Bank Ltd.	127,000	719,213
UCO Bank	379,897	139,936
Uniao de Bancos Brasileiros SA (Unibanco) GDR	6,200	411,618
Uti Bank Ltd.	74,100	432,761
		25,043,007
Consumer Finance - 0.2%
Advanta Corp.:
Class A	21,475	704,165
Class B	40,800	1,466,760
		2,170,925
Diversified Financial Services - 0.9%
Bank of America Corp.	158,100	7,604,610
Financial Technology (India) Ltd.	12	313
IntercontinentalExchange, Inc.	37,500	2,172,750
Kotak Mahindra Bank Ltd.	162,226	862,751
TSX Group, Inc.	39,200	1,573,197
		12,213,621
Insurance - 4.9%
Admiral Group PLC	51,900	596,108
AFLAC, Inc.	261,600	12,125,160
American International Group, Inc.	236,600	13,971,230
Assurant, Inc.	315,800	15,284,720
Milano Assicurazioni Spa	181,000	1,320,908
Ohio Casualty Corp.	58,473	1,738,402
Old Republic International Corp.	166,500	3,558,105
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	636,500	$ 1,930,092
Progressive Corp.	194,000	4,987,740
Protective Life Corp.	68,600	3,198,132
Universal American Financial Corp. (a)	1,699	22,342
USI Holdings Corp. (a)	339,031	4,546,406
		63,279,345
Real Estate Investment Trusts - 0.8%
Equity Residential (SBI)	112,100	5,014,233
Multiplex Group unit	1,037,600	2,521,472
Unibail (Reg.)	6,300	1,098,436
Weingarten Realty Investors (SBI)	30,200	1,156,056
		9,790,197
Real Estate Management & Development - 1.0%
Aeon Mall Co. Ltd. (d)	72,900	3,064,444
British Land Co. PLC	45,800	1,069,880
CapitaLand Ltd.	379,000	1,077,487
Derwent Valley Holdings PLC	37,700	1,093,336
Kerry Properties Ltd.	1,442,665	4,913,374
Mitsubishi Estate Co. Ltd.	54,000	1,146,777
NTT Urban Development Co.	83	647,026
W.P. Carey & Co. LLC	1,100	27,852
		13,040,176
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	16	397
Radian Group, Inc.	4,500	278,010
		278,407
TOTAL FINANCIALS		147,661,707
HEALTH CARE - 9.7%
Biotechnology - 0.2%
Alnylam Pharmaceuticals, Inc. (a)	49,668	748,993
BioMarin Pharmaceutical, Inc. (a)	69,582	999,893
Sirna Therapeutics, Inc. (a)(d)	39,855	227,174
Theravance, Inc. (a)	30,300	693,264
		2,669,324
Health Care Equipment & Supplies - 1.0%
Beckman Coulter, Inc.	41,300	2,294,215
BioLase Technology, Inc.	35,800	300,720
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
C.R. Bard, Inc.	42,100	$ 3,084,246
Edwards Lifesciences Corp. (a)	39,200	1,780,856
Endocare, Inc. (a)	7,500	18,750
Haemonetics Corp. (a)	115,175	5,356,789
IDEXX Laboratories, Inc. (a)	5,600	420,728
St. Jude Medical, Inc. (a)	200	6,484
Synthes, Inc.	10	1,207
		13,263,995
Health Care Providers & Services - 1.6%
Aetna, Inc.	65,700	2,623,401
Apollo Hospitals Enterprise Ltd.	31,353	273,963
Caremark Rx, Inc.	34,200	1,705,554
Chemed Corp.	25,800	1,406,874
Diagnosticos Da America SA (a)	16,000	307,974
Humana, Inc. (a)	63,400	3,404,580
Omnicare, Inc.	32,350	1,534,037
PSS World Medical, Inc. (a)	1,000	17,650
ResCare, Inc. (a)	302,600	6,052,000
VCA Antech, Inc. (a)	98,780	3,154,045
		20,480,078
Health Care Technology - 1.2%
Eclipsys Corp. (a)	104,242	1,893,035
Emdeon Corp. (a)	102,300	1,269,543
IMS Health, Inc.	383,000	10,283,550
TriZetto Group, Inc. (a)	125,947	1,862,756
		15,308,884
Life Sciences Tools & Services - 4.4%
Albany Molecular Research, Inc. (a)	100	1,068
Covance, Inc. (a)	115,300	7,058,666
Exelixis, Inc. (a)	26	261
Harvard Bioscience, Inc. (a)	275,671	1,226,736
ICON PLC sponsored ADR (a)	32,600	1,802,780
Invitrogen Corp. (a)	92,600	6,118,082
Luminex Corp. (a)	4,800	83,472
Millipore Corp. (a)	75,900	4,780,941
PAREXEL International Corp. (a)	103,400	2,983,090
QIAGEN NV (a)	750,600	10,298,232
Stratagene Corp.	121,264	748,199
Thermo Electron Corp. (a)	555,600	20,134,944
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Ventana Medical Systems, Inc. (a)	20	$ 944
Waters Corp. (a)	48,000	2,131,200
		57,368,615
Pharmaceuticals - 1.3%
Allergan, Inc.	23,663	2,538,093
Dr. Reddy's Laboratories Ltd. sponsored ADR	9,400	260,380
Johnson & Johnson	124,500	7,460,040
New River Pharmaceuticals, Inc. (a)	129,800	3,699,300
Ranbaxy Laboratories Ltd. sponsored GDR	13	103
ViroPharma, Inc. (a)	280,200	2,415,324
		16,373,240
TOTAL HEALTH CARE		125,464,136
INDUSTRIALS - 12.7%
Aerospace & Defense - 1.1%
Alliant Techsystems, Inc. (a)	29,300	2,237,055
CAE, Inc.	209,700	1,596,748
Ceradyne, Inc. (a)	58,700	2,905,063
Esterline Technologies Corp. (a)	167,209	6,954,222
		13,693,088
Air Freight & Logistics - 0.0%
Hub Group, Inc. Class A (a)	72	1,766
Airlines - 1.2%
ACE Aviation Holdings, Inc. Class A (a)	180,500	5,036,796
Alaska Air Group, Inc. (a)	269,500	10,623,690
		15,660,486
Building Products - 0.2%
American Woodmark Corp.	88,351	3,095,819
Simpson Manufacturing Co. Ltd.	48	1,730
		3,097,549
Commercial Services & Supplies - 1.2%
American Ecology Corp.	8,328	220,692
Bio-Treat Technology Ltd.	775,000	523,897
Cintas Corp.	105,426	4,191,738
Equifax, Inc.	57,500	1,974,550
Fullcast Co. Ltd. (d)	1,109	3,770,164
Intertek Group PLC	78,000	1,009,854
Midas International Holdings Ltd.	2,051,000	126,764
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Monster Worldwide, Inc. (a)	25,600	$ 1,092,096
Randstad Holdings NV	46,200	2,709,100
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	14	13,284
Stericycle, Inc. (a)	76	4,948
Tele Atlas NV (a)	7,300	155,480
		15,792,567
Construction & Engineering - 0.6%
Daelim Industrial Co.	7,750	486,877
Fluor Corp.	24,700	2,295,371
Insituform Technologies, Inc. Class A (a)	17	389
Jacobs Engineering Group, Inc. (a)	26,530	2,112,849
LG Engineering & Construction Co. Ltd.	7,880	509,995
Quanta Services, Inc. (a)	6,800	117,844
Shaw Group, Inc. (a)	60,330	1,677,174
Taihei Dengyo Kaisha Ltd.	59,000	407,341
		7,607,840
Electrical Equipment - 2.0%
Crompton Greaves Ltd.	15,896	303,212
Rockwell Automation, Inc.	300,778	21,659,024
Roper Industries, Inc.	11,800	551,650
Solar Integrated Technologies, Inc. (a)	122,700	207,650
SolarWorld AG (d)	43,200	2,711,679
		25,433,215
Industrial Conglomerates - 0.6%
Fu Sheng Industrial Co. Ltd.	681,840	658,076
General Electric Co.	179,400	5,913,024
Max India Ltd. (a)	44,379	759,028
NWS Holdings Ltd.	267,000	464,124
		7,794,252
Machinery - 5.2%
AGCO Corp. (a)	748,780	19,707,890
Badger Meter, Inc.	118,000	3,186,000
Crane Co.	37,600	1,564,160
Deutz AG (a)	31,300	246,240
Dover Corp.	53,600	2,649,448
Eicher Motors Ltd.	30,058	156,252
Flowserve Corp. (a)	129,300	7,357,170
Graco, Inc.	57,900	2,662,242
Harsco Corp.	257,100	20,043,516
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Heidelberger Druckmaschinen AG	36,000	$ 1,637,120
Hyflux Ltd.	102,000	152,080
Krones AG	190	23,814
MAN AG	22,100	1,600,666
MMI Holdings Ltd.	2,694,000	1,216,925
Tata Motors Ltd.	64,939	1,125,038
Valmont Industries, Inc.	59,180	2,751,278
Wabtec Corp.	55,300	2,068,220
		68,148,059
Marine - 0.0%
Hanjin Shipping Co. Ltd.	10	239
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	66,679	1,660,974
Trading Companies & Distributors - 0.4%
GATX Corp.	110,100	4,679,250
Transportation Infrastructure - 0.1%
Hopewell Holdings Ltd.	321,000	905,186
TOTAL INDUSTRIALS		164,474,471
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 1.4%
Adtran, Inc.	78,100	1,751,783
Avaya, Inc. (a)	261,300	2,984,046
Black Box Corp.	11,900	456,127
D-Link Corp.	313,000	341,242
Harris Corp.	71,100	2,951,361
NETGEAR, Inc. (a)	86	1,862
QUALCOMM, Inc.	154,300	6,182,801
Tellabs, Inc. (a)	229,546	3,055,257
Zyxel Communications Corp.	244,000	399,401
		18,123,880
Computers & Peripherals - 1.1%
Apple Computer, Inc. (a)	132,951	7,594,161
Hypercom Corp. (a)	221,500	2,071,025
Oberthur Card Systems (d)	125,200	940,115
SanDisk Corp. (a)	21	1,071
Seagate Technology	111,400	2,522,096
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Unisteel Technology Ltd.	347,500	$ 401,759
Xyratex Ltd. (a)	1,800	47,610
		13,577,837
Electronic Equipment & Instruments - 3.7%
Agilent Technologies, Inc. (a)	67,600	2,133,456
CDW Corp.	211,120	11,537,708
FLIR Systems, Inc. (a)	51	1,125
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,163,485	7,186,775
Ibiden Co. Ltd.	22,700	1,091,108
Itron, Inc. (a)	11,700	693,342
KEMET Corp. (a)	338,200	3,118,204
Keyence Corp.	2,200	561,800
Mettler-Toledo International, Inc. (a)	183,900	11,138,823
Molex, Inc.	49,250	1,653,323
National Instruments Corp.	100	2,740
Nidec Corp. sponsored ADR	53,700	968,748
Vishay Intertechnology, Inc. (a)	486,100	7,646,353
		47,733,505
Internet Software & Services - 1.1%
Art Technology Group, Inc. (a)	946,338	2,820,087
EDGAR Online, Inc. (a)	13,600	63,920
NHN Corp. (a)	1,366	475,155
RealNetworks, Inc. (a)	251,272	2,688,610
Tencent Holdings Ltd.	315,000	661,130
ValueClick, Inc. (a)	45,821	703,352
VeriSign, Inc. (a)	71,500	1,656,655
WebEx Communications, Inc. (a)	145,828	5,182,727
Yahoo! Japan Corp.	932	493,591
		14,745,227
IT Services - 0.3%
Cognizant Technology Solutions Corp. Class A (a)	27,900	1,879,623
Infosys Technologies Ltd.	5,020	336,886
Infosys Technologies Ltd. sponsored ADR	5,200	397,332
Northgate Information Solutions PLC (a)	1,113,700	1,596,379
StarTek, Inc.	4,900	73,255
		4,283,475
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)	54,600	1,333,332
Altera Corp. (a)	100,836	1,769,672
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Analog Devices, Inc.	19,500	$ 626,730
ASML Holding NV (NY Shares) (a)	339,300	6,860,646
Cymer, Inc. (a)	7,100	329,866
MEMC Electronic Materials, Inc. (a)	132,600	4,972,500
Saifun Semiconductors Ltd.	700	20,055
Teradyne, Inc. (a)	77,600	1,080,968
Texas Instruments, Inc.	72,800	2,205,112
Veeco Instruments, Inc. (a)	235,854	5,622,759
Zoran Corp. (a)	225,229	5,482,074
		30,303,714
Software - 0.8%
Cognos, Inc. (a)	133,500	3,792,631
Informatica Corp. (a)	7,100	93,436
Manhattan Associates, Inc. (a)	58,803	1,193,113
Open Solutions, Inc. (a)	95,271	2,535,161
Plato Learning, Inc. (a)	48,734	303,125
Quality Systems, Inc.	27,828	1,024,627
Temenos Group AG (a)	73,939	680,420
		9,622,513
TOTAL INFORMATION TECHNOLOGY		138,390,151
MATERIALS - 13.0%
Chemicals - 2.7%
Airgas, Inc.	332,957	12,402,648
Albemarle Corp.	48,000	2,298,240
Asian Paints India Ltd.	102,341	1,320,641
Ecolab, Inc.	263,100	10,676,598
Kuraray Co. Ltd.	27,500	307,625
Nitto Denko Corp.	10,800	769,238
Praxair, Inc.	40,100	2,165,400
Tokuyama Corp.	336,000	4,991,916
United Phosphorous Ltd.	45	232
Valhi, Inc.	9,550	234,453
		35,166,991
Containers & Packaging - 0.2%
Crown Holdings, Inc. (a)	94,140	1,465,760
Essel Propack Ltd.	201,674	281,983
Pactiv Corp. (a)	61,595	1,524,476
		3,272,219
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - 9.7%
Agnico-Eagle Mines Ltd.	318,200	$ 10,549,657
AK Steel Holding Corp. (a)	150,766	2,085,094
Amcol International Corp.	14,200	374,170
Barrick Gold Corp.	18,800	555,259
Bema Gold Corp. (a)	31,400	156,677
Boliden AB	274,600	5,056,493
Century Aluminum Co. (a)	211,860	7,561,283
Compania de Minas Buenaventura SA sponsored ADR	49,800	1,358,544
Eldorado Gold Corp. (a)	27,800	134,978
Equinox Minerals Ltd. (a)	863,500	1,005,599
Freeport-McMoRan Copper & Gold, Inc. Class B	249,100	13,802,631
Harmony Gold Mining Co. Ltd. (a)	120,700	1,966,203
High River Gold Mines Ltd. (a)	407,400	839,398
HudBay Minerals, Inc. (a)	187,900	2,390,200
IAMGOLD Corp.	158,800	1,411,176
Kinross Gold Corp. (a)	1,605,100	17,498,940
Newmont Mining Corp.	738,500	39,088,802
Nucor Corp.	28,800	1,562,400
Phelps Dodge Corp.	30,700	2,522,312
Teck Cominco Ltd. Class B (sub. vtg.)	58,200	3,492,104
United States Steel Corp.	147,900	10,370,748
Zinifex Ltd.	262,900	1,957,649
		125,740,317
Paper & Forest Products - 0.4%
Lee & Man Paper Manufacturing Ltd.	1,972,000	2,881,983
Sino-Forest Corp. (a)	398,500	2,052,652
		4,934,635
TOTAL MATERIALS		169,114,162
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	253,300	7,064,537
Qwest Communications International, Inc. (a)	1,060,500	8,579,445
		15,643,982
Wireless Telecommunication Services - 0.3%
America Movil SA de CV Series L sponsored ADR	28,300	941,258
Bharti Airtel Ltd. (a)	116,182	1,001,297
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Holdings, Inc. (a)	50	$ 2,819
USA Mobility, Inc.	80,460	1,335,636
		3,281,010
TOTAL TELECOMMUNICATION SERVICES		18,924,992
UTILITIES - 1.0%
Gas Utilities - 0.3%
AGL Resources, Inc.	41,900	1,597,228
Xinao Gas Holdings Ltd.	2,352,000	2,241,082
		3,838,310
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	467,900	8,632,755
Black Hills Corp.	29,300	1,005,869
Malakoff BHD	91,700	242,071
		9,880,695
TOTAL UTILITIES		13,719,005
TOTAL COMMON STOCKS (Cost $1,031,861,937)		1,151,155,249
Money Market Funds - 11.0%

Fidelity Cash Central Fund, 5.11% (b)	132,856,643	132,856,643
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	10,330,844	10,330,844
TOTAL MONEY MARKET FUNDS (Cost $143,187,487)		143,187,487
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,175,049,424)		1,294,342,736
NET OTHER ASSETS - 0.2%		2,785,264
NET ASSETS - 100%		$ 1,297,128,000
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,251,748
Fidelity Securities Lending Cash Central Fund	147,080
Total	$ 2,398,828
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	73.6%
Cayman Islands	5.3%
Canada	5.3%
Japan	4.3%
Netherlands	2.5%
France	1.3%
Others (individually less than 1%)	7.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,983,626) - See accompanying schedule: Unaffiliated issuers (cost $1,031,861,937)	$ 1,151,155,249
Affiliated Central Funds (cost $143,187,487)	143,187,487
Total Investments (cost $1,175,049,424)		$ 1,294,342,736
Cash		2,780,480
Foreign currency held at value (cost $8,030,376)		8,050,826
Receivable for investments sold		8,761,042
Receivable for fund shares sold		4,660,469
Dividends receivable		910,313
Interest receivable		471,888
Prepaid expenses		934
Receivable from investment adviser for expense reductions		367
Other receivables		71,398
Total assets		1,320,050,453

Liabilities
Payable for investments purchased	$ 9,074,181
Payable for fund shares redeemed	2,039,641
Accrued management fee	578,698
Distribution fees payable	457,828
Other affiliated payables	326,922
Other payables and accrued expenses	114,339
Collateral on securities loaned, at value	10,330,844
Total liabilities		22,922,453

Net Assets		$ 1,297,128,000
Net Assets consist of:
Paid in capital		$ 1,157,130,224
Accumulated net investment loss		(506,918)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		21,163,683
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		119,341,011
Net Assets		$ 1,297,128,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($334,850,420 ÷ 21,636,483 shares)	$ 15.48

Maximum offering price per share (100/94.25 of $15.48)	$ 16.42
Class T: Net Asset Value and redemption price per share ($481,759,483 ÷ 31,209,888 shares)	$ 15.44

Maximum offering price per share (100/96.50 of $15.44)	$ 16.00
Class B: Net Asset Value and offering price per share ($78,988,384 ÷ 5,155,665 shares)A	$ 15.32

Class C: Net Asset Value and offering price per share ($171,036,126 ÷ 11,156,634 shares)A	$ 15.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($230,493,587 ÷ 14,840,043 shares)	$ 15.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)
Investment Income
Dividends		$ 4,670,413
Interest		1,011
Income from affiliated Central Funds		2,398,828
Total income		7,070,252

Expenses
Management fee	$ 3,111,030
Transfer agent fees	1,568,669
Distribution fees	2,505,848
Accounting and security lending fees	191,969
Independent trustees' compensation	1,959
Custodian fees and expenses	110,939
Registration fees	175,588
Audit	39,010
Legal	7,537
Miscellaneous	3,151
Total expenses before reductions	7,715,700
Expense reductions	(139,101)	7,576,599
Net investment income (loss)		(506,347)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $154,061)	24,205,476
Foreign currency transactions	5,809
Total net realized gain (loss)		24,211,285
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $308,354)	22,340,118
Assets and liabilities in foreign currencies	50,948
Total change in net unrealized appreciation (depreciation)		22,391,066
Net gain (loss)		46,602,351
Net increase (decrease) in net assets resulting from operations		$ 46,096,004

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (506,347)	$ (707,079)
Net realized gain (loss)	24,211,285	3,477,904
Change in net unrealized appreciation (depreciation)	22,391,066	84,370,006
Net increase (decrease) in net assets resulting from operations	46,096,004	87,140,831
Distributions to shareholders from net realized gain	(2,980,256)	(2,541,513)
Share transactions - net increase (decrease)	444,957,345	589,804,166
Total increase (decrease) in net assets	488,073,093	674,403,484

Net Assets
Beginning of period	809,054,907	134,651,423
End of period (including accumulated net investment loss of $506,918 and accumulated net investment loss of $571, respectively)	$ 1,297,128,000	$ 809,054,907

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.61	$ 12.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.01 F	(.02)
Net realized and unrealized gain (loss)	.92	2.14	2.54
Total from investment operations	.93	2.15	2.52
Distributions from net realized gain	(.06)	(.06)	-
Net asset value, end of period	$ 15.48	$ 14.61	$ 12.52
Total Return B, C, D	6.33%	17.21%	25.20%
Ratios to Average Net Assets H
Expenses before reductions	1.23% A	1.32%	1.79% A
Expenses net of fee waivers, if any	1.23% A	1.25%	1.30% A
Expenses net of all reductions	1.21% A	1.18%	1.26% A
Net investment income (loss)	.07% A	.04% F	(.53)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 334,850	$ 189,864	$ 34,438
Portfolio turnover rate	140% A	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.14)%.

G For the period August 12, 2004 (commencement of operations) to December 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.58	$ 12.51	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.02) F	(.03)
Net realized and unrealized gain (loss)	.93	2.13	2.54
Total from investment operations	.92	2.11	2.51
Distributions from net realized gain	(.06)	(.04)	-
Net asset value, end of period	$ 15.44	$ 14.58	$ 12.51
Total Return B, C, D	6.27%	16.87%	25.10%
Ratios to Average Net Assets H
Expenses before reductions	1.38% A	1.46%	1.96% A
Expenses net of fee waivers, if any	1.38% A	1.46%	1.55% A
Expenses net of all reductions	1.36% A	1.39%	1.51% A
Net investment income (loss)	(.08)% A	(.16)% F	(.78)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 481,759	$ 318,826	$ 60,107
Portfolio turnover rate	140% A	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

G For the period August 12, 2004 (commencement of operations) to December 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.49	$ 12.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09) F	(.06)
Net realized and unrealized gain (loss)	.91	2.13	2.54
Total from investment operations	.86	2.04	2.48
Distributions from net realized gain	(.03)	(.03)	-
Net asset value, end of period	$ 15.32	$ 14.49	$ 12.48
Total Return B, C, D	5.90%	16.34%	24.80%
Ratios to Average Net Assets H
Expenses before reductions	2.02% A	2.08%	2.61% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.05% A
Expenses net of all reductions	1.97% A	1.92%	2.01% A
Net investment income (loss)	(.69)% A	(.70)% F	(1.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,988	$ 56,201	$ 15,527
Portfolio turnover rate	140% A	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

G For the period August 12, 2004 (commencement of operations) to December 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.49	$ 12.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09) F	(.06)
Net realized and unrealized gain (loss)	.92	2.12	2.55
Total from investment operations	.87	2.03	2.49
Distributions from net realized gain	(.03)	(.03)	-
Net asset value, end of period	$ 15.33	$ 14.49	$ 12.49
Total Return B, C, D	5.97%	16.25%	24.90%
Ratios to Average Net Assets H
Expenses before reductions	1.97% A	2.05%	2.53% A
Expenses net of fee waivers, if any	1.97% A	2.00%	2.05% A
Expenses net of all reductions	1.94% A	1.93%	2.01% A
Net investment income (loss)	(.66)% A	(.70)% F	(1.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 171,036	$ 107,286	$ 17,822
Portfolio turnover rate	140% A	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

G For the period August 12, 2004 (commencement of operations) to December 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.64	$ 12.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.04 E	(.01)
Net realized and unrealized gain (loss)	.92	2.15	2.55
Total from investment operations	.95	2.19	2.54
Distributions from net realized gain	(.06)	(.09)	-
Net asset value, end of period	$ 15.53	$ 14.64	$ 12.54
Total Return B, C	6.45%	17.43%	25.40%
Ratios to Average Net Assets G
Expenses before reductions	.97% A	1.04%	1.38% A
Expenses net of fee waivers, if any	.97% A	1.00%	1.05% A
Expenses net of all reductions	.95% A	.93%	1.01% A
Net investment income (loss)	.33% A	.29% E	(.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 230,494	$ 136,879	$ 6,757
Portfolio turnover rate	140% A	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .10%.

F For the period August 12, 2004 (commencement of operations) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 149,520,704
Unrealized depreciation	(33,572,535)
Net unrealized appreciation (depreciation)	$ 115,948,169
Cost for federal income tax purposes	$ 1,178,394,567

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,060,593,700 and $704,521,550, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 345,143	$ 15,123
Class T	.25%	.25%	1,060,380	83,316
Class B	.75%	.25%	357,398	268,613
Class C	.75%	.25%	742,927	404,604
			$ 2,505,848	$ 771,656

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 469,859
Class T	98,697
Class B *	57,480
Class C *	15,999
$ 642,035

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 449,968	.32*
Class T	473,126	.22*
Class B	130,675	.36*
Class C	233,116	.31*
Institutional Class	281,784	.31*
	$ 1,568,669

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $21,095 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $1,218 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $147,080.

Semiannual Report

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	2.00%	$ 8,563

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $129,438 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,100.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005
From net realized gain
Class A	$ 813,191	$ 722,938
Class T	1,326,857	785,508
Class B	104,080	115,130
Class C	207,361	216,578
Institutional Class	528,767	701,359
Total	$ 2,980,256	$ 2,541,513

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005	Six months ended June 30, 2006	Year ended December 31, 2005
Class A
Shares sold	10,152,675	11,209,186	$ 158,261,242	$ 148,925,410
Reinvestment of distributions	48,847	46,121	760,551	673,648
Shares redeemed	(1,564,316)	(1,006,186)	(24,122,349)	(13,491,876)
Net increase (decrease)	8,637,206	10,249,121	$ 134,899,444	$ 136,107,182
Class T
Shares sold	12,218,751	19,298,393	$ 189,920,927	$ 254,508,130
Reinvestment of distributions	82,906	52,186	1,288,360	761,896
Shares redeemed	(2,960,418)	(2,287,715)	(45,857,485)	(30,643,453)
Net increase (decrease)	9,341,239	17,062,864	$ 145,351,802	$ 224,626,573
Class B
Shares sold	1,785,596	3,212,130	$ 27,643,260	$ 41,956,200
Reinvestment of distributions	6,259	7,317	96,770	106,897
Shares redeemed	(515,768)	(583,722)	(7,890,973)	(7,653,056)
Net increase (decrease)	1,276,087	2,635,725	$ 19,849,057	$ 34,410,041
Class C
Shares sold	4,642,876	6,491,544	$ 71,964,409	$ 85,275,825
Reinvestment of distributions	11,690	12,876	180,845	188,163
Shares redeemed	(899,806)	(529,610)	(13,512,813)	(7,087,172)
Net increase (decrease)	3,754,760	5,974,810	$ 58,632,441	$ 78,376,816
Institutional Class
Shares sold	6,857,447	9,859,285	$ 107,692,560	$ 130,431,806
Reinvestment of distributions	31,432	44,117	490,661	650,145
Shares redeemed	(1,399,099)	(1,092,116)	(21,958,620)	(14,798,397)
Net increase (decrease)	5,489,780	8,811,286	$ 86,224,601	$ 116,283,554

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Mid Cap II Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AMP-USAN-0806
1.801445.101

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Mid Cap II

Fund - Institutional Class

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Class A
Actual	$ 1,000.00	$ 1,063.30	$ 6.29
HypotheticalA	$ 1,000.00	$ 1,018.70	$ 6.16
Class T
Actual	$ 1,000.00	$ 1,062.70	$ 7.06
HypotheticalA	$ 1,000.00	$ 1,017.95	$ 6.90
Class B
Actual	$ 1,000.00	$ 1,059.00	$ 10.21
HypotheticalA	$ 1,000.00	$ 1,014.88	$ 9.99
Class C
Actual	$ 1,000.00	$ 1,059.70	$ 10.06
HypotheticalA	$ 1,000.00	$ 1,015.03	$ 9.84
Institutional Class
Actual	$ 1,000.00	$ 1,064.50	$ 4.97
HypotheticalA	$ 1,000.00	$ 1,019.98	$ 4.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below);multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.23%
Class T	1.38%
Class B	2.00%
Class C	1.97%
Institutional Class	.97%

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Newmont Mining Corp.	3.0	1.6
Noble Corp.	2.7	1.0
Rockwell Automation, Inc.	1.7	1.5
Hess Corp.	1.6	0.1
Thermo Electron Corp.	1.5	1.4
Harsco Corp.	1.5	1.1
AGCO Corp.	1.5	1.1
Kinross Gold Corp.	1.3	1.1
Assurant, Inc.	1.2	1.4
American International Group, Inc.	1.1	0.3
	17.1
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	17.4	16.0
Materials	13.0	8.8
Industrials	12.7	13.9
Financials	11.4	8.9
Information Technology	10.7	10.7
Asset Allocation (% of fund's net assets)
As of June 30, 2006*		As of December 31, 2005**
	Stocks 88.8%		Stocks 92.6%
	Short-Term Investments and Net Other Assets 11.2%		Short-Term Investments and Net Other Assets 7.4%
* Foreign investments	26.4%	** Foreign investments	26.7%

Semiannual Report

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 0.4%
Autoliv, Inc.	30	$ 1,697
IMPCO Technologies, Inc. (a)	339,805	3,625,719
New Focus Auto Tech Holdings Ltd.	1,016,000	320,515
Showa Corp.	47,700	796,633
		4,744,564
Automobiles - 0.3%
Bajaj Auto Ltd.	14	839
Geely Automobile Holdings Ltd.	10,590,000	1,322,685
Harley-Davidson, Inc.	12,600	691,614
Hero Honda Motors Ltd.	6	104
Hyundai Motor Co.	10,097	857,825
Mahindra & Mahindra Ltd.	18,659	252,881
Maruti Udyog Ltd.	55,170	958,020
National R.V. Holdings, Inc. (a)	16,800	90,888
		4,174,856
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	2	75
Raffles Education Corp. Ltd.	274,000	418,915
		418,990
Hotels, Restaurants & Leisure - 0.8%
Ruth's Chris Steak House, Inc.	15,700	320,594
Sonic Corp. (a)	239,602	4,981,326
St. Marc Holdings Co. Ltd.	68,300	4,715,491
TAJ GVK Hotels & Resorts Ltd.	111,311	471,640
		10,489,051
Household Durables - 0.8%
Alba PLC	19	73
Cyrela Brazil Realty SA	9,000	149,591
Daito Trust Construction Co.	14,600	808,949
Goldcrest Co. Ltd. (d)	25,180	1,234,519
Leggett & Platt, Inc.	95,000	2,373,100
LG Electronics, Inc.	13,560	821,862
Nihon Eslead Corp.	47,000	1,326,721
Sekisui House Ltd.	118,000	1,620,083
The Stanley Works	40,700	1,921,854
Woongjin Coway Co. Ltd.	15,470	339,176
		10,595,928
Internet & Catalog Retail - 0.2%
Alloy, Inc. (a)	425	4,458
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
ASKUL Corp.	30,800	$ 685,043
dELiA*s, Inc. (a)	850	6,868
VistaPrint Ltd.	50,132	1,340,530
		2,036,899
Leisure Equipment & Products - 0.4%
Giant Manufacturing Co. Ltd.	126,000	203,913
Jumbo SA	165,760	2,073,753
Oakley, Inc.	60,800	1,024,480
Trigano SA	39,800	2,112,855
		5,415,001
Media - 1.0%
Astral Media, Inc. Class A (non-vtg.)	73,400	2,293,462
Clear Media Ltd. (a)	1,000	1,159
Harris Interactive, Inc. (a)	457,258	2,606,371
Interpublic Group of Companies, Inc. (a)	169,300	1,413,655
Omnicom Group, Inc.	72,226	6,434,614
Salem Communications Corp. Class A (a)	23,300	303,133
Trader Classified Media NV Class A (NY Shares)	8,000	111,146
Zee Telefilms Ltd.	12	63
		13,163,603
Multiline Retail - 0.8%
Lifestyle International Holdings Ltd.	440,000	804,507
Lojas Renner SA	27,800	1,476,061
Nordstrom, Inc.	179,300	6,544,450
Pantaloon Retail India Ltd.	9,353	315,572
PT Mitra Adiperkasa Tbk	238,000	21,326
Ryohin Keikaku Co. Ltd.	16,100	1,319,799
		10,481,715
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A	16,700	925,681
Asbury Automotive Group, Inc. (a)	75,100	1,572,594
Best Buy Co., Inc.	7,650	419,526
Build-A-Bear Workshop, Inc. (a)(d)	87,100	1,873,521
Charming Shoppes, Inc. (a)	63,915	718,405
Circuit City Stores, Inc.	80,100	2,180,322
DSG International PLC	1,104,800	3,902,861
DSW, Inc. Class A	11,100	404,262
Ellerine Holdings Ltd.	38,800	354,449
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Gamestop Corp.:
Class A (a)	3,200	$ 134,400
Class B (a)	107,200	3,671,600
Inditex SA	68,700	2,898,317
KOMERI Co. Ltd.	90,200	2,853,607
Lewis Group Ltd.	82,500	531,590
Nitori Co. Ltd.	35,150	1,711,038
Tiffany & Co., Inc.	44,300	1,462,786
United Auto Group, Inc.	35,400	755,790
Yamada Denki Co. Ltd.	11,800	1,203,461
		27,574,210
Textiles, Apparel & Luxury Goods - 0.8%
Asics Corp.	676,300	6,891,552
Deckers Outdoor Corp. (a)	16,700	643,952
Ports Design Ltd.	517,500	832,931
Ted Baker PLC	192,840	1,788,686
Welspun India Ltd. (a)	7,963	13,616
Yue Yuen Industrial Holdings Ltd.	142,500	391,743
		10,562,480
TOTAL CONSUMER DISCRETIONARY		99,657,297
CONSUMER STAPLES - 3.7%
Beverages - 0.0%
Fomento Economico Mexicano SA de CV sponsored ADR	4,900	410,228
Grupo Modelo SA de CV Series C	25,400	96,276
Jones Soda Co. (a)(d)	8,600	77,400
		583,904
Food & Staples Retailing - 0.4%
Daikokutenbussan Co. Ltd.	9,200	228,342
Heng Tai Consumables Group Ltd.	2,458,400	294,391
Metro AG	59,600	3,378,971
Plant Co. Ltd.	9,800	53,015
Valor Co. Ltd.	68,100	1,240,887
		5,195,606
Food Products - 1.6%
Archer-Daniels-Midland Co.	47,500	1,960,800
Barry Callebaut AG	5	2,110
Britannia Industries Ltd.	6,665	174,128
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - continued
Green Mountain Coffee Roasters, Inc. (a)	135	$ 5,423
Groupe Danone	93,720	11,910,736
Groupe Danone sponsored ADR	13,500	360,045
IAWS Group PLC (Ireland)	700	12,357
Lindt & Spruengli AG	135	2,823,681
McCormick & Co., Inc. (non-vtg.)	35,300	1,184,315
PT Indofood Sukses Makmur Tbk	4,473,500	424,988
Seaboard Corp.	862	1,103,360
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	8,500	332,775
		20,294,718
Personal Products - 1.7%
Avon Products, Inc.	50,100	1,553,100
Concern Kalina OJSC sponsored ADR	9,600	387,795
Godrej Consumer Products Ltd. (a)	23,819	335,610
Hengan International Group Co. Ltd.	6,665,000	10,856,237
NBTY, Inc. (a)	319,200	7,632,072
Shiseido Co. Ltd. sponsored ADR	57,600	1,117,440
		21,882,254
TOTAL CONSUMER STAPLES		47,956,482
ENERGY - 17.4%
Energy Equipment & Services - 12.5%
BJ Services Co.	59,500	2,216,970
Cameron International Corp. (a)	73,600	3,515,872
Compagnie Generale de Geophysique SA (a)	2,400	414,154
Core Laboratories NV (a)	218,700	13,349,448
ENSCO International, Inc.	65,800	3,028,116
FMC Technologies, Inc. (a)	163,100	11,002,726
Global Industries Ltd. (a)	537,716	8,979,857
GlobalSantaFe Corp.	230,500	13,311,375
Grant Prideco, Inc. (a)	263,400	11,787,150
Gulf Island Fabrication, Inc.	7,350	147,294
Noble Corp.	464,600	34,575,532
Parker Drilling Co. (a)	939,670	6,746,831
Pason Systems, Inc.	596,700	8,739,626
Pride International, Inc. (a)	134,800	4,209,804
Smith International, Inc.	92,300	4,104,581
Superior Energy Services, Inc. (a)	301,400	10,217,460
TODCO Class A	38,500	1,572,725
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Transocean, Inc. (a)	111,100	$ 8,923,552
Veritas DGC, Inc. (a)	105,400	5,436,532
Weatherford International Ltd. (a)	186,636	9,260,878
		161,540,483
Oil, Gas & Consumable Fuels - 4.9%
Arch Coal, Inc.	227,700	9,647,649
Cameco Corp.	22,100	880,397
Canadian Natural Resources Ltd.	73,000	4,036,155
Clayton Williams Energy, Inc. (a)	19,989	690,420
CONSOL Energy, Inc.	248,796	11,623,749
Energy Partners Ltd. (a)	76,416	1,448,083
Forest Oil Corp. (a)	86,138	2,856,336
Golar LNG Ltd. (NASDAQ) (a)	377	5,025
Hess Corp.	398,400	21,055,440
Hugoton Royalty Trust	1,907	56,638
International Coal Group, Inc. (a)	200,300	1,440,157
Ship Finance International Ltd. (NY Shares)	130,800	2,264,148
Southwestern Energy Co. (a)	24,000	747,840
Tesoro Corp.	77,500	5,762,900
TransMontaigne, Inc. (a)	100	1,121
Valero Energy Corp.	26,102	1,736,305
		64,252,363
TOTAL ENERGY		225,792,846
FINANCIALS - 11.4%
Capital Markets - 1.7%
A.G. Edwards, Inc.	28,400	1,571,088
AllianceBernstein Holding LP	170,800	10,442,712
Ameriprise Financial, Inc.	101,800	4,547,406
Azimut Holdings Spa	165,600	1,732,179
JAFCO Co. Ltd.	11,300	677,457
Korea Investment Holdings Co. Ltd.	87,990	2,875,187
		21,846,029
Commercial Banks - 1.9%
Allahabad Bank	202,408	281,686
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	25,900	755,244
Banco Pastor SA	384,000	5,034,931
Bank of Baroda	277,156	1,276,923
Bank of Fukuoka Ltd.	444,400	3,378,877
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Bank of India	356,989	$ 795,600
Boston Private Financial Holdings, Inc.	114,045	3,181,856
Canara Bank	72,671	322,347
Colonial Bancgroup, Inc.	43,200	1,109,376
Corp. Bank	61,129	295,785
HDFC Bank Ltd. sponsored ADR	9,400	512,770
Hiroshima Bank Ltd.	302,100	1,840,190
ICICI Bank Ltd. sponsored ADR	9,100	215,215
Industrial & Commercial Bank of China (Asia) Ltd.	157,000	231,470
Juroku Bank Ltd.	189,000	1,106,664
Oriental Bank of Commerce	8,668	33,642
PrivateBancorp, Inc.	8,000	331,280
Punjab National Bank	13,630	101,871
State Bank of India	46,867	862,351
Sumitomo Trust & Banking Co. Ltd.	153,000	1,671,401
The Keiyo Bank Ltd.	127,000	719,213
UCO Bank	379,897	139,936
Uniao de Bancos Brasileiros SA (Unibanco) GDR	6,200	411,618
Uti Bank Ltd.	74,100	432,761
		25,043,007
Consumer Finance - 0.2%
Advanta Corp.:
Class A	21,475	704,165
Class B	40,800	1,466,760
		2,170,925
Diversified Financial Services - 0.9%
Bank of America Corp.	158,100	7,604,610
Financial Technology (India) Ltd.	12	313
IntercontinentalExchange, Inc.	37,500	2,172,750
Kotak Mahindra Bank Ltd.	162,226	862,751
TSX Group, Inc.	39,200	1,573,197
		12,213,621
Insurance - 4.9%
Admiral Group PLC	51,900	596,108
AFLAC, Inc.	261,600	12,125,160
American International Group, Inc.	236,600	13,971,230
Assurant, Inc.	315,800	15,284,720
Milano Assicurazioni Spa	181,000	1,320,908
Ohio Casualty Corp.	58,473	1,738,402
Old Republic International Corp.	166,500	3,558,105
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	636,500	$ 1,930,092
Progressive Corp.	194,000	4,987,740
Protective Life Corp.	68,600	3,198,132
Universal American Financial Corp. (a)	1,699	22,342
USI Holdings Corp. (a)	339,031	4,546,406
		63,279,345
Real Estate Investment Trusts - 0.8%
Equity Residential (SBI)	112,100	5,014,233
Multiplex Group unit	1,037,600	2,521,472
Unibail (Reg.)	6,300	1,098,436
Weingarten Realty Investors (SBI)	30,200	1,156,056
		9,790,197
Real Estate Management & Development - 1.0%
Aeon Mall Co. Ltd. (d)	72,900	3,064,444
British Land Co. PLC	45,800	1,069,880
CapitaLand Ltd.	379,000	1,077,487
Derwent Valley Holdings PLC	37,700	1,093,336
Kerry Properties Ltd.	1,442,665	4,913,374
Mitsubishi Estate Co. Ltd.	54,000	1,146,777
NTT Urban Development Co.	83	647,026
W.P. Carey & Co. LLC	1,100	27,852
		13,040,176
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	16	397
Radian Group, Inc.	4,500	278,010
		278,407
TOTAL FINANCIALS		147,661,707
HEALTH CARE - 9.7%
Biotechnology - 0.2%
Alnylam Pharmaceuticals, Inc. (a)	49,668	748,993
BioMarin Pharmaceutical, Inc. (a)	69,582	999,893
Sirna Therapeutics, Inc. (a)(d)	39,855	227,174
Theravance, Inc. (a)	30,300	693,264
		2,669,324
Health Care Equipment & Supplies - 1.0%
Beckman Coulter, Inc.	41,300	2,294,215
BioLase Technology, Inc.	35,800	300,720
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
C.R. Bard, Inc.	42,100	$ 3,084,246
Edwards Lifesciences Corp. (a)	39,200	1,780,856
Endocare, Inc. (a)	7,500	18,750
Haemonetics Corp. (a)	115,175	5,356,789
IDEXX Laboratories, Inc. (a)	5,600	420,728
St. Jude Medical, Inc. (a)	200	6,484
Synthes, Inc.	10	1,207
		13,263,995
Health Care Providers & Services - 1.6%
Aetna, Inc.	65,700	2,623,401
Apollo Hospitals Enterprise Ltd.	31,353	273,963
Caremark Rx, Inc.	34,200	1,705,554
Chemed Corp.	25,800	1,406,874
Diagnosticos Da America SA (a)	16,000	307,974
Humana, Inc. (a)	63,400	3,404,580
Omnicare, Inc.	32,350	1,534,037
PSS World Medical, Inc. (a)	1,000	17,650
ResCare, Inc. (a)	302,600	6,052,000
VCA Antech, Inc. (a)	98,780	3,154,045
		20,480,078
Health Care Technology - 1.2%
Eclipsys Corp. (a)	104,242	1,893,035
Emdeon Corp. (a)	102,300	1,269,543
IMS Health, Inc.	383,000	10,283,550
TriZetto Group, Inc. (a)	125,947	1,862,756
		15,308,884
Life Sciences Tools & Services - 4.4%
Albany Molecular Research, Inc. (a)	100	1,068
Covance, Inc. (a)	115,300	7,058,666
Exelixis, Inc. (a)	26	261
Harvard Bioscience, Inc. (a)	275,671	1,226,736
ICON PLC sponsored ADR (a)	32,600	1,802,780
Invitrogen Corp. (a)	92,600	6,118,082
Luminex Corp. (a)	4,800	83,472
Millipore Corp. (a)	75,900	4,780,941
PAREXEL International Corp. (a)	103,400	2,983,090
QIAGEN NV (a)	750,600	10,298,232
Stratagene Corp.	121,264	748,199
Thermo Electron Corp. (a)	555,600	20,134,944
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Ventana Medical Systems, Inc. (a)	20	$ 944
Waters Corp. (a)	48,000	2,131,200
		57,368,615
Pharmaceuticals - 1.3%
Allergan, Inc.	23,663	2,538,093
Dr. Reddy's Laboratories Ltd. sponsored ADR	9,400	260,380
Johnson & Johnson	124,500	7,460,040
New River Pharmaceuticals, Inc. (a)	129,800	3,699,300
Ranbaxy Laboratories Ltd. sponsored GDR	13	103
ViroPharma, Inc. (a)	280,200	2,415,324
		16,373,240
TOTAL HEALTH CARE		125,464,136
INDUSTRIALS - 12.7%
Aerospace & Defense - 1.1%
Alliant Techsystems, Inc. (a)	29,300	2,237,055
CAE, Inc.	209,700	1,596,748
Ceradyne, Inc. (a)	58,700	2,905,063
Esterline Technologies Corp. (a)	167,209	6,954,222
		13,693,088
Air Freight & Logistics - 0.0%
Hub Group, Inc. Class A (a)	72	1,766
Airlines - 1.2%
ACE Aviation Holdings, Inc. Class A (a)	180,500	5,036,796
Alaska Air Group, Inc. (a)	269,500	10,623,690
		15,660,486
Building Products - 0.2%
American Woodmark Corp.	88,351	3,095,819
Simpson Manufacturing Co. Ltd.	48	1,730
		3,097,549
Commercial Services & Supplies - 1.2%
American Ecology Corp.	8,328	220,692
Bio-Treat Technology Ltd.	775,000	523,897
Cintas Corp.	105,426	4,191,738
Equifax, Inc.	57,500	1,974,550
Fullcast Co. Ltd. (d)	1,109	3,770,164
Intertek Group PLC	78,000	1,009,854
Midas International Holdings Ltd.	2,051,000	126,764
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Monster Worldwide, Inc. (a)	25,600	$ 1,092,096
Randstad Holdings NV	46,200	2,709,100
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	14	13,284
Stericycle, Inc. (a)	76	4,948
Tele Atlas NV (a)	7,300	155,480
		15,792,567
Construction & Engineering - 0.6%
Daelim Industrial Co.	7,750	486,877
Fluor Corp.	24,700	2,295,371
Insituform Technologies, Inc. Class A (a)	17	389
Jacobs Engineering Group, Inc. (a)	26,530	2,112,849
LG Engineering & Construction Co. Ltd.	7,880	509,995
Quanta Services, Inc. (a)	6,800	117,844
Shaw Group, Inc. (a)	60,330	1,677,174
Taihei Dengyo Kaisha Ltd.	59,000	407,341
		7,607,840
Electrical Equipment - 2.0%
Crompton Greaves Ltd.	15,896	303,212
Rockwell Automation, Inc.	300,778	21,659,024
Roper Industries, Inc.	11,800	551,650
Solar Integrated Technologies, Inc. (a)	122,700	207,650
SolarWorld AG (d)	43,200	2,711,679
		25,433,215
Industrial Conglomerates - 0.6%
Fu Sheng Industrial Co. Ltd.	681,840	658,076
General Electric Co.	179,400	5,913,024
Max India Ltd. (a)	44,379	759,028
NWS Holdings Ltd.	267,000	464,124
		7,794,252
Machinery - 5.2%
AGCO Corp. (a)	748,780	19,707,890
Badger Meter, Inc.	118,000	3,186,000
Crane Co.	37,600	1,564,160
Deutz AG (a)	31,300	246,240
Dover Corp.	53,600	2,649,448
Eicher Motors Ltd.	30,058	156,252
Flowserve Corp. (a)	129,300	7,357,170
Graco, Inc.	57,900	2,662,242
Harsco Corp.	257,100	20,043,516
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Heidelberger Druckmaschinen AG	36,000	$ 1,637,120
Hyflux Ltd.	102,000	152,080
Krones AG	190	23,814
MAN AG	22,100	1,600,666
MMI Holdings Ltd.	2,694,000	1,216,925
Tata Motors Ltd.	64,939	1,125,038
Valmont Industries, Inc.	59,180	2,751,278
Wabtec Corp.	55,300	2,068,220
		68,148,059
Marine - 0.0%
Hanjin Shipping Co. Ltd.	10	239
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	66,679	1,660,974
Trading Companies & Distributors - 0.4%
GATX Corp.	110,100	4,679,250
Transportation Infrastructure - 0.1%
Hopewell Holdings Ltd.	321,000	905,186
TOTAL INDUSTRIALS		164,474,471
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 1.4%
Adtran, Inc.	78,100	1,751,783
Avaya, Inc. (a)	261,300	2,984,046
Black Box Corp.	11,900	456,127
D-Link Corp.	313,000	341,242
Harris Corp.	71,100	2,951,361
NETGEAR, Inc. (a)	86	1,862
QUALCOMM, Inc.	154,300	6,182,801
Tellabs, Inc. (a)	229,546	3,055,257
Zyxel Communications Corp.	244,000	399,401
		18,123,880
Computers & Peripherals - 1.1%
Apple Computer, Inc. (a)	132,951	7,594,161
Hypercom Corp. (a)	221,500	2,071,025
Oberthur Card Systems (d)	125,200	940,115
SanDisk Corp. (a)	21	1,071
Seagate Technology	111,400	2,522,096
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Unisteel Technology Ltd.	347,500	$ 401,759
Xyratex Ltd. (a)	1,800	47,610
		13,577,837
Electronic Equipment & Instruments - 3.7%
Agilent Technologies, Inc. (a)	67,600	2,133,456
CDW Corp.	211,120	11,537,708
FLIR Systems, Inc. (a)	51	1,125
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,163,485	7,186,775
Ibiden Co. Ltd.	22,700	1,091,108
Itron, Inc. (a)	11,700	693,342
KEMET Corp. (a)	338,200	3,118,204
Keyence Corp.	2,200	561,800
Mettler-Toledo International, Inc. (a)	183,900	11,138,823
Molex, Inc.	49,250	1,653,323
National Instruments Corp.	100	2,740
Nidec Corp. sponsored ADR	53,700	968,748
Vishay Intertechnology, Inc. (a)	486,100	7,646,353
		47,733,505
Internet Software & Services - 1.1%
Art Technology Group, Inc. (a)	946,338	2,820,087
EDGAR Online, Inc. (a)	13,600	63,920
NHN Corp. (a)	1,366	475,155
RealNetworks, Inc. (a)	251,272	2,688,610
Tencent Holdings Ltd.	315,000	661,130
ValueClick, Inc. (a)	45,821	703,352
VeriSign, Inc. (a)	71,500	1,656,655
WebEx Communications, Inc. (a)	145,828	5,182,727
Yahoo! Japan Corp.	932	493,591
		14,745,227
IT Services - 0.3%
Cognizant Technology Solutions Corp. Class A (a)	27,900	1,879,623
Infosys Technologies Ltd.	5,020	336,886
Infosys Technologies Ltd. sponsored ADR	5,200	397,332
Northgate Information Solutions PLC (a)	1,113,700	1,596,379
StarTek, Inc.	4,900	73,255
		4,283,475
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)	54,600	1,333,332
Altera Corp. (a)	100,836	1,769,672
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Analog Devices, Inc.	19,500	$ 626,730
ASML Holding NV (NY Shares) (a)	339,300	6,860,646
Cymer, Inc. (a)	7,100	329,866
MEMC Electronic Materials, Inc. (a)	132,600	4,972,500
Saifun Semiconductors Ltd.	700	20,055
Teradyne, Inc. (a)	77,600	1,080,968
Texas Instruments, Inc.	72,800	2,205,112
Veeco Instruments, Inc. (a)	235,854	5,622,759
Zoran Corp. (a)	225,229	5,482,074
		30,303,714
Software - 0.8%
Cognos, Inc. (a)	133,500	3,792,631
Informatica Corp. (a)	7,100	93,436
Manhattan Associates, Inc. (a)	58,803	1,193,113
Open Solutions, Inc. (a)	95,271	2,535,161
Plato Learning, Inc. (a)	48,734	303,125
Quality Systems, Inc.	27,828	1,024,627
Temenos Group AG (a)	73,939	680,420
		9,622,513
TOTAL INFORMATION TECHNOLOGY		138,390,151
MATERIALS - 13.0%
Chemicals - 2.7%
Airgas, Inc.	332,957	12,402,648
Albemarle Corp.	48,000	2,298,240
Asian Paints India Ltd.	102,341	1,320,641
Ecolab, Inc.	263,100	10,676,598
Kuraray Co. Ltd.	27,500	307,625
Nitto Denko Corp.	10,800	769,238
Praxair, Inc.	40,100	2,165,400
Tokuyama Corp.	336,000	4,991,916
United Phosphorous Ltd.	45	232
Valhi, Inc.	9,550	234,453
		35,166,991
Containers & Packaging - 0.2%
Crown Holdings, Inc. (a)	94,140	1,465,760
Essel Propack Ltd.	201,674	281,983
Pactiv Corp. (a)	61,595	1,524,476
		3,272,219
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - 9.7%
Agnico-Eagle Mines Ltd.	318,200	$ 10,549,657
AK Steel Holding Corp. (a)	150,766	2,085,094
Amcol International Corp.	14,200	374,170
Barrick Gold Corp.	18,800	555,259
Bema Gold Corp. (a)	31,400	156,677
Boliden AB	274,600	5,056,493
Century Aluminum Co. (a)	211,860	7,561,283
Compania de Minas Buenaventura SA sponsored ADR	49,800	1,358,544
Eldorado Gold Corp. (a)	27,800	134,978
Equinox Minerals Ltd. (a)	863,500	1,005,599
Freeport-McMoRan Copper & Gold, Inc. Class B	249,100	13,802,631
Harmony Gold Mining Co. Ltd. (a)	120,700	1,966,203
High River Gold Mines Ltd. (a)	407,400	839,398
HudBay Minerals, Inc. (a)	187,900	2,390,200
IAMGOLD Corp.	158,800	1,411,176
Kinross Gold Corp. (a)	1,605,100	17,498,940
Newmont Mining Corp.	738,500	39,088,802
Nucor Corp.	28,800	1,562,400
Phelps Dodge Corp.	30,700	2,522,312
Teck Cominco Ltd. Class B (sub. vtg.)	58,200	3,492,104
United States Steel Corp.	147,900	10,370,748
Zinifex Ltd.	262,900	1,957,649
		125,740,317
Paper & Forest Products - 0.4%
Lee & Man Paper Manufacturing Ltd.	1,972,000	2,881,983
Sino-Forest Corp. (a)	398,500	2,052,652
		4,934,635
TOTAL MATERIALS		169,114,162
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	253,300	7,064,537
Qwest Communications International, Inc. (a)	1,060,500	8,579,445
		15,643,982
Wireless Telecommunication Services - 0.3%
America Movil SA de CV Series L sponsored ADR	28,300	941,258
Bharti Airtel Ltd. (a)	116,182	1,001,297
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Holdings, Inc. (a)	50	$ 2,819
USA Mobility, Inc.	80,460	1,335,636
		3,281,010
TOTAL TELECOMMUNICATION SERVICES		18,924,992
UTILITIES - 1.0%
Gas Utilities - 0.3%
AGL Resources, Inc.	41,900	1,597,228
Xinao Gas Holdings Ltd.	2,352,000	2,241,082
		3,838,310
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	467,900	8,632,755
Black Hills Corp.	29,300	1,005,869
Malakoff BHD	91,700	242,071
		9,880,695
TOTAL UTILITIES		13,719,005
TOTAL COMMON STOCKS (Cost $1,031,861,937)		1,151,155,249
Money Market Funds - 11.0%

Fidelity Cash Central Fund, 5.11% (b)	132,856,643	132,856,643
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	10,330,844	10,330,844
TOTAL MONEY MARKET FUNDS (Cost $143,187,487)		143,187,487
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,175,049,424)		1,294,342,736
NET OTHER ASSETS - 0.2%		2,785,264
NET ASSETS - 100%		$ 1,297,128,000
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,251,748
Fidelity Securities Lending Cash Central Fund	147,080
Total	$ 2,398,828
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	73.6%
Cayman Islands	5.3%
Canada	5.3%
Japan	4.3%
Netherlands	2.5%
France	1.3%
Others (individually less than 1%)	7.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,983,626) - See accompanying schedule: Unaffiliated issuers (cost $1,031,861,937)	$ 1,151,155,249
Affiliated Central Funds (cost $143,187,487)	143,187,487
Total Investments (cost $1,175,049,424)		$ 1,294,342,736
Cash		2,780,480
Foreign currency held at value (cost $8,030,376)		8,050,826
Receivable for investments sold		8,761,042
Receivable for fund shares sold		4,660,469
Dividends receivable		910,313
Interest receivable		471,888
Prepaid expenses		934
Receivable from investment adviser for expense reductions		367
Other receivables		71,398
Total assets		1,320,050,453

Liabilities
Payable for investments purchased	$ 9,074,181
Payable for fund shares redeemed	2,039,641
Accrued management fee	578,698
Distribution fees payable	457,828
Other affiliated payables	326,922
Other payables and accrued expenses	114,339
Collateral on securities loaned, at value	10,330,844
Total liabilities		22,922,453

Net Assets		$ 1,297,128,000
Net Assets consist of:
Paid in capital		$ 1,157,130,224
Accumulated net investment loss		(506,918)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		21,163,683
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		119,341,011
Net Assets		$ 1,297,128,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($334,850,420 ÷ 21,636,483 shares)	$ 15.48

Maximum offering price per share (100/94.25 of $15.48)	$ 16.42
Class T: Net Asset Value and redemption price per share ($481,759,483 ÷ 31,209,888 shares)	$ 15.44

Maximum offering price per share (100/96.50 of $15.44)	$ 16.00
Class B: Net Asset Value and offering price per share ($78,988,384 ÷ 5,155,665 shares)A	$ 15.32

Class C: Net Asset Value and offering price per share ($171,036,126 ÷ 11,156,634 shares)A	$ 15.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($230,493,587 ÷ 14,840,043 shares)	$ 15.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)
Investment Income
Dividends		$ 4,670,413
Interest		1,011
Income from affiliated Central Funds		2,398,828
Total income		7,070,252

Expenses
Management fee	$ 3,111,030
Transfer agent fees	1,568,669
Distribution fees	2,505,848
Accounting and security lending fees	191,969
Independent trustees' compensation	1,959
Custodian fees and expenses	110,939
Registration fees	175,588
Audit	39,010
Legal	7,537
Miscellaneous	3,151
Total expenses before reductions	7,715,700
Expense reductions	(139,101)	7,576,599
Net investment income (loss)		(506,347)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $154,061)	24,205,476
Foreign currency transactions	5,809
Total net realized gain (loss)		24,211,285
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $308,354)	22,340,118
Assets and liabilities in foreign currencies	50,948
Total change in net unrealized appreciation (depreciation)		22,391,066
Net gain (loss)		46,602,351
Net increase (decrease) in net assets resulting from operations		$ 46,096,004

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (506,347)	$ (707,079)
Net realized gain (loss)	24,211,285	3,477,904
Change in net unrealized appreciation (depreciation)	22,391,066	84,370,006
Net increase (decrease) in net assets resulting from operations	46,096,004	87,140,831
Distributions to shareholders from net realized gain	(2,980,256)	(2,541,513)
Share transactions - net increase (decrease)	444,957,345	589,804,166
Total increase (decrease) in net assets	488,073,093	674,403,484

Net Assets
Beginning of period	809,054,907	134,651,423
End of period (including accumulated net investment loss of $506,918 and accumulated net investment loss of $571, respectively)	$ 1,297,128,000	$ 809,054,907

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.61	$ 12.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.01 F	(.02)
Net realized and unrealized gain (loss)	.92	2.14	2.54
Total from investment operations	.93	2.15	2.52
Distributions from net realized gain	(.06)	(.06)	-
Net asset value, end of period	$ 15.48	$ 14.61	$ 12.52
Total Return B, C, D	6.33%	17.21%	25.20%
Ratios to Average Net Assets H
Expenses before reductions	1.23% A	1.32%	1.79% A
Expenses net of fee waivers, if any	1.23% A	1.25%	1.30% A
Expenses net of all reductions	1.21% A	1.18%	1.26% A
Net investment income (loss)	.07% A	.04% F	(.53)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 334,850	$ 189,864	$ 34,438
Portfolio turnover rate	140% A	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.14)%.

G For the period August 12, 2004 (commencement of operations) to December 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.58	$ 12.51	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.02) F	(.03)
Net realized and unrealized gain (loss)	.93	2.13	2.54
Total from investment operations	.92	2.11	2.51
Distributions from net realized gain	(.06)	(.04)	-
Net asset value, end of period	$ 15.44	$ 14.58	$ 12.51
Total Return B, C, D	6.27%	16.87%	25.10%
Ratios to Average Net Assets H
Expenses before reductions	1.38% A	1.46%	1.96% A
Expenses net of fee waivers, if any	1.38% A	1.46%	1.55% A
Expenses net of all reductions	1.36% A	1.39%	1.51% A
Net investment income (loss)	(.08)% A	(.16)% F	(.78)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 481,759	$ 318,826	$ 60,107
Portfolio turnover rate	140% A	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

G For the period August 12, 2004 (commencement of operations) to December 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.49	$ 12.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09) F	(.06)
Net realized and unrealized gain (loss)	.91	2.13	2.54
Total from investment operations	.86	2.04	2.48
Distributions from net realized gain	(.03)	(.03)	-
Net asset value, end of period	$ 15.32	$ 14.49	$ 12.48
Total Return B, C, D	5.90%	16.34%	24.80%
Ratios to Average Net Assets H
Expenses before reductions	2.02% A	2.08%	2.61% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.05% A
Expenses net of all reductions	1.97% A	1.92%	2.01% A
Net investment income (loss)	(.69)% A	(.70)% F	(1.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,988	$ 56,201	$ 15,527
Portfolio turnover rate	140% A	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

G For the period August 12, 2004 (commencement of operations) to December 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.49	$ 12.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09) F	(.06)
Net realized and unrealized gain (loss)	.92	2.12	2.55
Total from investment operations	.87	2.03	2.49
Distributions from net realized gain	(.03)	(.03)	-
Net asset value, end of period	$ 15.33	$ 14.49	$ 12.49
Total Return B, C, D	5.97%	16.25%	24.90%
Ratios to Average Net Assets H
Expenses before reductions	1.97% A	2.05%	2.53% A
Expenses net of fee waivers, if any	1.97% A	2.00%	2.05% A
Expenses net of all reductions	1.94% A	1.93%	2.01% A
Net investment income (loss)	(.66)% A	(.70)% F	(1.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 171,036	$ 107,286	$ 17,822
Portfolio turnover rate	140% A	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

G For the period August 12, 2004 (commencement of operations) to December 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.64	$ 12.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.04 E	(.01)
Net realized and unrealized gain (loss)	.92	2.15	2.55
Total from investment operations	.95	2.19	2.54
Distributions from net realized gain	(.06)	(.09)	-
Net asset value, end of period	$ 15.53	$ 14.64	$ 12.54
Total Return B, C	6.45%	17.43%	25.40%
Ratios to Average Net Assets G
Expenses before reductions	.97% A	1.04%	1.38% A
Expenses net of fee waivers, if any	.97% A	1.00%	1.05% A
Expenses net of all reductions	.95% A	.93%	1.01% A
Net investment income (loss)	.33% A	.29% E	(.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 230,494	$ 136,879	$ 6,757
Portfolio turnover rate	140% A	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .10%.

F For the period August 12, 2004 (commencement of operations) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 149,520,704
Unrealized depreciation	(33,572,535)
Net unrealized appreciation (depreciation)	$ 115,948,169
Cost for federal income tax purposes	$ 1,178,394,567

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,060,593,700 and $704,521,550, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 345,143	$ 15,123
Class T	.25%	.25%	1,060,380	83,316
Class B	.75%	.25%	357,398	268,613
Class C	.75%	.25%	742,927	404,604
			$ 2,505,848	$ 771,656

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 469,859
Class T	98,697
Class B *	57,480
Class C *	15,999
$ 642,035

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 449,968	.32*
Class T	473,126	.22*
Class B	130,675	.36*
Class C	233,116	.31*
Institutional Class	281,784	.31*
	$ 1,568,669

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $21,095 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $1,218 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $147,080.

Semiannual Report

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	2.00%	$ 8,563

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $129,438 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,100.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005
From net realized gain
Class A	$ 813,191	$ 722,938
Class T	1,326,857	785,508
Class B	104,080	115,130
Class C	207,361	216,578
Institutional Class	528,767	701,359
Total	$ 2,980,256	$ 2,541,513

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005	Six months ended June 30, 2006	Year ended December 31, 2005
Class A
Shares sold	10,152,675	11,209,186	$ 158,261,242	$ 148,925,410
Reinvestment of distributions	48,847	46,121	760,551	673,648
Shares redeemed	(1,564,316)	(1,006,186)	(24,122,349)	(13,491,876)
Net increase (decrease)	8,637,206	10,249,121	$ 134,899,444	$ 136,107,182
Class T
Shares sold	12,218,751	19,298,393	$ 189,920,927	$ 254,508,130
Reinvestment of distributions	82,906	52,186	1,288,360	761,896
Shares redeemed	(2,960,418)	(2,287,715)	(45,857,485)	(30,643,453)
Net increase (decrease)	9,341,239	17,062,864	$ 145,351,802	$ 224,626,573
Class B
Shares sold	1,785,596	3,212,130	$ 27,643,260	$ 41,956,200
Reinvestment of distributions	6,259	7,317	96,770	106,897
Shares redeemed	(515,768)	(583,722)	(7,890,973)	(7,653,056)
Net increase (decrease)	1,276,087	2,635,725	$ 19,849,057	$ 34,410,041
Class C
Shares sold	4,642,876	6,491,544	$ 71,964,409	$ 85,275,825
Reinvestment of distributions	11,690	12,876	180,845	188,163
Shares redeemed	(899,806)	(529,610)	(13,512,813)	(7,087,172)
Net increase (decrease)	3,754,760	5,974,810	$ 58,632,441	$ 78,376,816
Institutional Class
Shares sold	6,857,447	9,859,285	$ 107,692,560	$ 130,431,806
Reinvestment of distributions	31,432	44,117	490,661	650,145
Shares redeemed	(1,399,099)	(1,092,116)	(21,958,620)	(14,798,397)
Net increase (decrease)	5,489,780	8,811,286	$ 86,224,601	$ 116,283,554

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Mid Cap II Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AMPI-USAN-0806
1.801447.101

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Strategic Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Class A
Actual	$ 1,000.00	$ 1,013.40	$ 4.89
HypotheticalA	$ 1,000.00	$ 1,019.93	$ 4.91
Class T
Actual	$ 1,000.00	$ 1,013.20	$ 5.14
HypotheticalA	$ 1,000.00	$ 1,019.69	$ 5.16
Class B
Actual	$ 1,000.00	$ 1,008.70	$ 8.72
HypotheticalA	$ 1,000.00	$ 1,016.12	$ 8.75
Class C
Actual	$ 1,000.00	$ 1,008.30	$ 9.06
HypotheticalA	$ 1,000.00	$ 1,015.77	$ 9.10
Institutional Class
Actual	$ 1,000.00	$ 1,014.20	$ 4.00
HypotheticalA	$ 1,000.00	$ 1,020.83	$ 4.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central fund in which the fund invests are not included in the fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.98%
Class T	1.03%
Class B	1.75%
Class C	1.82%
Institutional Class	.80%

Semiannual Report

Investment Changes

Top Five Holdings as of June 30, 2006
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.6	16.3
Fannie Mae	8.2	6.6
Freddie Mac	3.7	3.5
French Government	2.7	0.2
Japan Government	2.1	1.7
	31.3
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	10.2	10.9
Telecommunication Services	6.8	7.2
Financials	5.1	5.2
Energy	5.1	4.7
Information Technology	4.4	3.7
Quality Diversification (% of fund's net assets)
As of June 30, 2006	As of December 31, 2005
U.S.Government and U.S.Government Agency Obligations 27.0%	U.S.Government and U.S.Government Agency Obligations 27.1%
AAA, AA, A 12.5%	AAA, AA, A 11.9%
BBB 4.5%	BBB 5.5%
BB 17.5%	BB 14.6%
B 19.9%	B 21.5%
CCC, CC, C 5.9%	CCC, CC, C 5.9%
Not Rated 2.3%	Not Rated 3.2%
Equities 0.8%	Equities 1.1%
Short-Term Investments and Net Other Assets 9.6%	Short-Term Investments and Net Other Assets 9.2%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *		As of December 31, 2005 **
	Corporate Bonds 35.3%		Corporate Bonds 36.6%
	U.S. Government and U.S. Government Agency Obligations 26.9%		U.S. Government and U.S. Government Agency Obligations 27.1%
	Foreign Government & Government Agency Obligations 21.6%		Foreign Government & Government Agency Obligations 20.8%
	Floating Rate Loans 5.1%		Floating Rate Loans 4.5%
	Stocks 0.8%		Stocks 1.1%
	Other Investments 0.7%		Other Investments 0.7%
	Short-Term Investments and Net Other Assets *** 9.6%		Short-Term Investments and Net Other Assets **** 9.2%
* Foreign investments	31.4%	** Foreign investments	32.0%
*** Includes short-term foreign government obligations of .2%		**** Includes short-term foreign government obligations of .3%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
For an unaudited list of holdings for each fixed-income central fund, visit advisor.fidelity.com.

Semiannual Report

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 35.0%
		Principal Amount (000s) (l)	Value (Note 1) (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Liberty Media Corp. (Sprint Corp. PCS Series 1) 3.75% 2/15/30		$ 6,685	$ 3,780
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. 0% 4/15/24		450	381
TOTAL CONVERTIBLE BONDS			4,161
Nonconvertible Bonds - 34.9%
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.5%
Affinia Group, Inc. 9% 11/30/14		3,475	3,162
Delco Remy International, Inc.:
9.375% 4/15/12		590	327
11% 5/1/09		695	407
Stoneridge, Inc. 11.5% 5/1/12		35	33
Tenneco, Inc. 8.625% 11/15/14		5,980	5,965
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		3,753	4,025
11% 2/15/13		2,988	3,272
United Components, Inc. 9.375% 6/15/13		360	356
Visteon Corp. 7% 3/10/14		2,390	1,960
			19,507
Automobiles - 0.0%
Fiat Finance & Trade Ltd. 5.625% 11/15/11	EUR	1,300	1,605
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15 (f)		840	838
Service Corp. International (SCI):
6.75% 4/1/16		2,800	2,590
8% 6/15/17 (f)(h)		2,420	2,275
			5,703
Hotels, Restaurants & Leisure - 2.2%
Carrols Corp. 9% 1/15/13		4,095	4,075
Festival Fun Parks LLC 10.875% 4/15/14 (f)		2,725	2,698
Galaxy Entertainment Finance Co. Ltd.:
9.875% 12/15/12 (f)		1,110	1,157
10.42% 12/15/10 (f)(h)		1,470	1,538
Corporate Bonds - continued
		Principal Amount (000s) (l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Gaylord Entertainment Co.:
6.75% 11/15/14		$ 9,210	$ 8,588
8% 11/15/13		920	929
Herbst Gaming, Inc.:
7% 11/15/14		2,500	2,400
8.125% 6/1/12		835	843
ITT Corp. 7.375% 11/15/15		2,560	2,598
Kerzner International Ltd. 6.75% 10/1/15		7,250	7,567
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		2,935	2,730
Mandalay Resort Group:
6.375% 12/15/11		4,220	4,035
6.5% 7/31/09		1,995	1,968
MGM MIRAGE:
6% 10/1/09		1,050	1,021
6.625% 7/15/15		3,140	2,936
6.75% 9/1/12		1,310	1,267
6.75% 4/1/13 (f)		2,230	2,144
6.875% 4/1/16 (f)		8,230	7,746
8.5% 9/15/10		435	453
Mohegan Tribal Gaming Authority 6.875% 2/15/15		2,140	2,017
MTR Gaming Group, Inc. 9% 6/1/12 (f)		980	1,000
Penn National Gaming, Inc. 6.75% 3/1/15		1,375	1,286
Scientific Games Corp. 6.25% 12/15/12		660	617
Speedway Motorsports, Inc. 6.75% 6/1/13		3,495	3,408
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07		1,480	1,487
7.875% 5/1/12		985	1,018
Station Casinos, Inc.:
6% 4/1/12		1,790	1,669
6.5% 2/1/14		5,000	4,669
Town Sports International Holdings, Inc. 0% 2/1/14 (d)		5,035	3,990
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		2,555	2,782
Vail Resorts, Inc. 6.75% 2/15/14		5,060	4,858
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)		1,070	728
9% 1/15/12		575	587
Corporate Bonds - continued
		Principal Amount (000s) (l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)		$ 472	$ 500
Wheeling Island Gaming, Inc. 10.125% 12/15/09		735	760
			88,069
Household Durables - 0.5%
D.R. Horton, Inc. 7.875% 8/15/11		170	178
Fortune Brands, Inc. 4% 1/30/13	EUR	1,100	1,330
Goodman Global Holdings, Inc. 8.3294% 6/15/12 (h)		3,082	3,101
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		730	683
6.25% 1/15/15		1,120	983
7.75% 5/15/13		5,070	4,639
Kimball Hill, Inc. 10.5% 12/15/12		2,210	2,055
Meritage Homes Corp. 6.25% 3/15/15		1,790	1,504
Technical Olympic USA, Inc.:
7.5% 1/15/15		2,535	2,117
10.375% 7/1/12		760	730
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (f)		4,285	4,306
			21,626
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		720	706
Media - 3.6%
AMC Entertainment, Inc. 11% 2/1/16		2,610	2,812
CanWest Media, Inc. 8% 9/15/12		860	866
CCH I Holdings LLC/CCH I Capital Corp. 11.75% 5/15/14		830	527
CCH I LLC/CCH I Capital Corp. 11% 10/1/15		8,148	6,967
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp.:
10.25% 9/15/10		6,750	6,558
CSC Holdings, Inc.:
7.25% 4/15/12 (f)(h)		7,060	6,831
7.625% 4/1/11		2,580	2,574
7.625% 7/15/18		22,500	22,275
7.875% 2/15/18		15,015	15,015
EchoStar DBS Corp.:
6.375% 10/1/11		3,705	3,543
Corporate Bonds - continued
		Principal Amount (000s) (l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
EchoStar DBS Corp.: - continued
6.625% 10/1/14		$ 9,095	$ 8,527
Globo Comunicacoes e Participacoes SA:
(Reg. S) 7.375% 10/20/11 (e)		8,630	8,619
7.375% 10/20/11 (e)(f)		68	67
Haights Cross Communications, Inc. 12.5% 8/15/11 (d)		1,550	837
Houghton Mifflin Co.:
0% 10/15/13 (d)		5,985	4,938
8.25% 2/1/11		1,905	1,917
9.875% 2/1/13		6,890	7,097
iesy Repository GmbH 10.375% 2/15/15 (f)		2,970	2,822
Liberty Media Corp.:
5.7% 5/15/13		8,315	7,556
8.5% 7/15/29		5,320	5,174
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	9
PanAmSat Corp.:
6.375% 1/15/08		490	486
9% 8/15/14		2,860	2,917
9% 6/15/16 (f)(g)		2,240	2,262
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (f)		3,280	3,428
10.375% 9/1/14 (f)		11,090	12,227
Sun Media Corp. Canada 7.625% 2/15/13		635	648
Vertis, Inc.:
10.875% 6/15/09		3,775	3,709
13.5% 12/7/09 (f)		500	415
Videotron Ltee 6.875% 1/15/14		550	523
			142,146
Multiline Retail - 0.3%
Marks & Spencer Group PLC 5.125% 11/7/06	EUR	2,000	2,574
Neiman Marcus Group, Inc.:
9% 10/15/15 (f)		4,940	5,144
10.375% 10/15/15 (f)		2,015	2,126
			9,844
Specialty Retail - 0.3%
AutoNation, Inc.:
7% 4/15/14 (f)		4,715	4,597
Corporate Bonds - continued
		Principal Amount (000s) (l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoNation, Inc.: - continued
7.0447% 4/15/13 (f)(h)		$ 1,000	$ 998
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14 (f)		4,430	4,297
			9,892
Textiles, Apparel & Luxury Goods - 0.3%
AAC Group Holding Corp. 0% 10/1/12 (d)		3,925	3,062
Levi Strauss & Co.:
8.875% 4/1/16 (f)		4,460	4,237
9.75% 1/15/15		3,880	3,899
			11,198
TOTAL CONSUMER DISCRETIONARY			310,296
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.2%
Rite Aid Corp.:
6.875% 8/15/13		300	259
6.875% 12/15/28 (f)		2,090	1,536
7.7% 2/15/27		6,510	5,403
			7,198
Food Products - 0.3%
Dean Foods Co.:
6.625% 5/15/09		90	90
6.9% 10/15/17		979	918
Hines Nurseries, Inc. 10.25% 10/1/11		370	352
Michael Foods, Inc. 8% 11/15/13		420	413
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		900	909
NPI Merger Corp.:
9.23% 10/15/13 (f)(h)		710	723
10.75% 4/15/14 (f)		820	844
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08		1,909	1,909
Reddy Ice Holdings, Inc. 0% 11/1/12 (d)		3,250	2,633
Swift & Co.:
10.125% 10/1/09		915	929
Corporate Bonds - continued
		Principal Amount (000s) (l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Swift & Co.: - continued
12.5% 1/1/10		$ 1,400	$ 1,414
Tate & Lyle International Finance PLC 5.75% 10/6/06	EUR	800	1,030
			12,164
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		260	265
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	461
Tobacco - 0.0%
BAT Holdings BV 4.375% 9/15/14	EUR	1,500	1,837
TOTAL CONSUMER STAPLES			21,925
ENERGY - 4.7%
Energy Equipment & Services - 0.7%
CHC Helicopter Corp. 7.375% 5/1/14		6,185	5,845
Hanover Compressor Co.:
7.5% 4/15/13		530	513
8.625% 12/15/10		490	502
9% 6/1/14		4,260	4,398
Ocean Rig Norway AS 8.375% 7/1/13 (f)		1,020	1,046
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		10,005	11,327
Seabulk International, Inc. 9.5% 8/15/13		3,290	3,635
			27,266
Oil, Gas & Consumable Fuels - 4.0%
ANR Pipeline, Inc.:
7.375% 2/15/24		2,165	2,062
8.875% 3/15/10		2,520	2,621
Atlas Pipeline Partners LP/Atlas Pipeline Partners Finance Corp. 8.125% 12/15/15 (f)		4,710	4,710
Chaparral Energy, Inc. 8.5% 12/1/15 (f)		2,530	2,524
Chesapeake Energy Corp.:
6.5% 8/15/17		8,855	8,124
6.875% 11/15/20		4,255	3,936
7% 8/15/14		865	841
7.5% 6/15/14		850	848
7.625% 7/15/13		4,500	4,517
Corporate Bonds - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Colorado Interstate Gas Co. 6.8% 11/15/15		$ 5,320	$ 5,140
El Paso Production Holding Co. 7.75% 6/1/13		4,000	4,040
Encore Acquisition Co. 6.25% 4/15/14		1,500	1,386
Energy Partners Ltd. 8.75% 8/1/10		3,530	3,451
EXCO Resources, Inc. 7.25% 1/15/11		570	537
Forest Oil Corp. 8% 12/15/11		480	491
Gaz Capital SA Luxembourg 7.8% 9/27/10	EUR	1,400	1,965
Grupo TMM SA de CV 10.5% 8/1/07 (f)		1,617	1,625
Harvest Operations Corp. 7.875% 10/15/11		1,170	1,112
Houston Exploration Co. 7% 6/15/13		410	402
InterNorth, Inc. 9.625% 3/15/06 (c)		935	318
Massey Energy Co. 6.875% 12/15/13		2,350	2,186
MOL Hungarian Oil & Gas 3.875% 10/5/15	EUR	700	775
Northwest Pipeline Corp.:
6.625% 12/1/07		285	285
8.125% 3/1/10		400	420
Pan American Energy LLC 7.125% 10/27/09 (f)		2,475	2,438
Pemex Project Funding Master Trust:
5.5% 2/24/25 (f)	EUR	750	875
7.75% 9/28/49		14,614	14,304
8.625% 2/1/22		5,490	6,176
Petrobras Energia SA 9.375% 10/30/13		2,495	2,607
Petrohawk Energy Corp. 9.125% 7/15/13 (f)(g)		6,000	5,970
Petrozuata Finance, Inc.:
7.63% 4/1/09 (f)		3,732	3,704
8.22% 4/1/17 (f)		4,515	4,289
Plains Exploration & Production Co. 8.75% 7/1/12		1,610	1,674
Pogo Producing Co.:
6.875% 10/1/17		4,290	3,947
7.875% 5/1/13 (f)		2,605	2,612
Range Resources Corp. 7.375% 7/15/13		2,190	2,157
Ship Finance International Ltd. 8.5% 12/15/13		7,015	6,734
Southern Star Central Corp. 6.75% 3/1/16 (f)		1,560	1,486
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (f)		1,220	1,177
Teekay Shipping Corp. 8.875% 7/15/11		3,330	3,480
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	508
7.5% 4/1/17		7,600	7,676
Corporate Bonds - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tennessee Gas Pipeline Co.: - continued
7.625% 4/1/37		$ 1,035	$ 996
8.375% 6/15/32		1,155	1,224
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		330	336
8.875% 7/15/12		1,455	1,608
Venoco, Inc. 8.75% 12/15/11		1,470	1,419
Vintage Petroleum, Inc. 8.25% 5/1/12		1,000	1,058
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (f)		1,820	1,804
Williams Companies, Inc.:
6.375% 10/1/10 (f)		7,650	7,440
7.625% 7/15/19		7,152	7,250
7.75% 6/15/31		230	227
7.875% 9/1/21		1,880	1,908
8.75% 3/15/32		1,245	1,355
YPF SA:
10% 11/2/28		4,210	4,805
yankee 9.125% 2/24/09		2,755	2,851
			160,411
TOTAL ENERGY			187,677
FINANCIALS - 4.4%
Capital Markets - 0.2%
Bank of Scotland International Australia Ltd. 4.4614% 9/7/06 (h)	CAD	1,500	1,344
E*TRADE Financial Corp. 7.375% 9/15/13		4,570	4,547
Mizuho Capital Investment Europe 1 Ltd. 5.02% (h)	EUR	800	1,004
			6,895
Commercial Banks - 1.1%
Australia & New Zealand Banking Group Ltd. 4.6186% 12/29/06 (h)	CAD	1,500	1,344
Banco Nacional de Desenvolvimento Economico e Social 5.727% 6/16/08 (h)		2,915	2,864
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (h)	EUR	1,150	1,419
BIE Bank & Trust Ltd. 16.8% 3/13/07	BRL	5,690	2,644
Commonwealth Bank of Australia 4.4229% 11/28/06 (h)	CAD	1,750	1,568
Corporate Bonds - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Dresdner Bank AG 10.375% 8/17/09 (f)		$ 6,340	$ 6,760
European Investment Bank 4% 10/15/37	EUR	2,600	3,050
Kazkommerts International BV 5.125% 3/23/11	EUR	1,750	2,166
Korea Development Bank (Reg.) 0.87% 6/28/10	JPY	600,000	5,065
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		3,585	3,477
Rabobank Nederland 4.3286% 2/23/07 (h)	CAD	250	224
Shinsei Bank Ltd. 3.75% 2/23/16 (h)	EUR	1,250	1,537
Standard Chartered Bank PLC 3.625% 2/3/17 (e)	EUR	385	471
Sumitomo Mitsui Banking Corp. (Reg. S) 4.375% 10/15/49 (h)	EUR	2,000	2,406
UBS Luxembourg SA 8% 2/11/10		3,200	3,188
Vimpel Communications 10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		6,185	6,525
			44,708
Consumer Finance - 1.3%
Ford Credit Europe PLC 4.061% 9/30/09 (h)	EUR	1,500	1,741
Ford Motor Credit Co. 6.625% 6/16/08		7,650	7,281
General Motors Acceptance Corp.:
6% 10/16/06	EUR	2,000	2,558
6.75% 12/1/14		9,520	8,758
6.875% 9/15/11		5,190	4,943
6.875% 8/28/12		6,460	6,086
8% 11/1/31		19,175	18,264
			49,631
Diversified Financial Services - 0.6%
Canada Housing Trust No. 1 4.65% 9/15/09	CAD	16,600	14,904
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		955	925
Citigroup, Inc. 4.25% 2/25/30 (h)	EUR	1,500	1,715
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,056	2,167
MUFG Capital Finance 2 Ltd. 4.85% (h)	EUR	1,300	1,580
MUFG Capital Finance 3 Ltd. 2.68% (h)	JPY	150,000	1,269
Red Arrow International Leasing 8.375% 6/30/12	RUB	33,077	1,254
			23,814
Insurance - 0.2%
Amlin PLC 6.5% 12/19/26 (h)	GBP	1,000	1,768
Corporate Bonds - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Brit Insurance Holdings PLC 6.625% 12/9/30 (h)	GBP	500	$ 885
Eureko BV 5.125% (h)	EUR	1,500	1,891
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (h)	EUR	1,200	1,432
Wuerttembergische Lebens AG 5.375% 6/1/26 (h)	EUR	800	986
			6,962
Real Estate Investment Trusts - 0.4%
BF Saul REIT 7.5% 3/1/14		$ 3,400	3,451
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (f)		6,640	6,492
Senior Housing Properties Trust:
7.875% 4/15/15		2,641	2,681
8.625% 1/15/12		4,370	4,632
			17,256
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		3,630	3,489
8.125% 6/1/12		4,955	4,992
			8,481
Thrifts & Mortgage Finance - 0.4%
Residential Capital Corp.:
6.375% 6/30/10		6,985	6,890
6.875% 6/30/15		3,885	3,881
6.8983% 4/17/09 (f)(h)		6,640	6,615
			17,386
TOTAL FINANCIALS			175,133
HEALTH CARE - 0.9%
Health Care Providers & Services - 0.6%
AmeriPath, Inc. 10.5% 4/1/13		2,805	2,938
CRC Health Group, Inc. 10.75% 2/1/16 (f)		1,880	1,913
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,010
HCA, Inc.:
5.75% 3/15/14		745	665
6.75% 7/15/13		5,015	4,795
LifeCare Holdings, Inc. 9.25% 8/15/13		2,215	1,551
Corporate Bonds - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Psychiatric Solutions, Inc. 10.625% 6/15/13		$ 197	$ 218
Rural/Metro Corp. 9.875% 3/15/15		1,355	1,396
Skilled Healthcare Group, Inc. 11% 1/15/14 (f)		5,480	5,809
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,040	3,101
U.S. Oncology, Inc. 9% 8/15/12		1,300	1,349
			24,745
Life Sciences Tools & Services - 0.1%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,788
Polypore, Inc. 8.75% 5/15/12		1,675	1,587
			3,375
Pharmaceuticals - 0.2%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		1,585	1,518
Leiner Health Products, Inc. 11% 6/1/12		1,885	1,781
VWR International, Inc.:
6.875% 4/15/12		115	109
8% 4/15/14		3,647	3,556
			6,964
TOTAL HEALTH CARE			35,084
INDUSTRIALS - 2.2%
Aerospace & Defense - 0.1%
Hexcel Corp. 6.75% 2/1/15		2,350	2,280
Orbimage Holdings, Inc. 14.2% 7/1/12 (f)(h)		1,720	1,862
			4,142
Airlines - 0.4%
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18		88	83
6.9% 7/2/18		661	625
8.312% 10/2/12		470	454
8.388% 5/1/22		784	760
9.798% 4/1/21		2,765	2,882
Delta Air Lines, Inc.:
7.9% 12/15/09 (c)		12,630	3,648
8.3% 12/15/29 (c)		1,900	551
10% 8/15/08 (c)		750	203
Corporate Bonds - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10		$ 1,280	$ 1,285
Northwest Airlines Corp. 10% 2/1/09 (c)		1,465	703
Northwest Airlines, Inc.:
7.875% 3/15/08 (c)		1,065	535
8.875% 6/1/06 (c)		1,355	650
10.5% 4/1/09 (c)		173	69
Northwest Airlines, Inc. pass thru trust certificates:
7.248% 7/2/14		487	149
7.95% 9/1/16		23	23
8.07% 1/2/15		1,320	1,281
NWA Trust 10.23% 6/21/14		239	229
			14,130
Building Products - 0.0%
ACIH, Inc. 0% 12/15/12 (d)(f)		300	238
NTK Holdings, Inc. 0% 3/1/14 (d)		410	296
			534
Commercial Services & Supplies - 0.3%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		160	154
Allied Security Escrow Corp. 11.375% 7/15/11		2,255	2,190
Allied Waste North America, Inc.:
6.5% 11/15/10		830	799
7.125% 5/15/16 (f)		3,240	3,062
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		1,640	1,443
9.25% 5/1/21		680	694
FTI Consulting, Inc. 7.625% 6/15/13		720	727
Mac-Gray Corp. 7.625% 8/15/15		680	683
R.H. Donnelley Finance Corp. I 10.875% 12/15/12 (f)		550	603
Williams Scotsman, Inc. 8.5% 10/1/15		2,850	2,814
			13,169
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		1,250	1,256
Electrical Equipment - 0.2%
General Cable Corp. 9.5% 11/15/10		3,055	3,192
Corporate Bonds - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - continued
Polypore, Inc. 0% 10/1/12 (d)		$ 5,840	$ 3,884
Sensus Metering Systems, Inc. 8.625% 12/15/13		900	878
			7,954
Machinery - 0.1%
Chart Industries, Inc. 9.125% 10/15/15 (f)		1,160	1,189
Cummins, Inc. 7.125% 3/1/28		2,250	2,133
Invensys PLC 9.875% 3/15/11 (f)		295	320
			3,642
Marine - 0.3%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15		539	590
H-Lines Finance Holding Corp. 0% 4/1/13 (d)		1,424	1,225
OMI Corp. 7.625% 12/1/13		6,125	6,110
Ultrapetrol Bahamas Ltd. 9% 11/24/14		1,795	1,616
			9,541
Road & Rail - 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.576% 5/15/14 (f)(h)		510	511
7.625% 5/15/14 (f)		1,340	1,307
7.75% 5/15/16 (f)		1,280	1,245
Hertz Corp. 8.875% 1/1/14 (f)		3,820	3,916
Kansas City Southern Railway Co.:
7.5% 6/15/09		3,165	3,181
9.5% 10/1/08		1,350	1,411
TFM SA de CV:
9.375% 5/1/12		6,450	6,837
yankee 10.25% 6/15/07		865	891
			19,299
Trading Companies & Distributors - 0.3%
Ahern Rentals, Inc. 9.25% 8/15/13		550	556
Ashtead Holdings PLC 8.625% 8/1/15 (f)		1,190	1,211
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (f)		9,840	10,578
			12,345
TOTAL INDUSTRIALS			86,012
Corporate Bonds - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 3.8%
Communications Equipment - 0.9%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14 (f)		$ 6,290	$ 6,227
L-3 Communications Corp. 6.375% 10/15/15		3,840	3,667
Lucent Technologies, Inc.:
6.45% 3/15/29		12,535	10,592
6.5% 1/15/28		3,740	3,160
Nortel Networks Corp.:
9.7581% 7/15/11 (f)(h)		3,760	3,826
10.125% 7/15/13 (f)		3,730	3,795
10.75% 7/15/16 (f)		3,760	3,863
			35,130
Electronic Equipment & Instruments - 0.3%
Altra Industrial Motion, Inc. 9% 12/1/11		970	970
Celestica, Inc. 7.875% 7/1/11		12,340	12,001
			12,971
IT Services - 0.8%
Iron Mountain, Inc.:
6.625% 1/1/16		10,955	9,777
7.75% 1/15/15		4,830	4,637
8.25% 7/1/11		535	532
8.625% 4/1/13		2,900	2,915
SunGard Data Systems, Inc.:
9.125% 8/15/13 (f)		5,280	5,498
9.4306% 8/15/13 (f)(h)		2,830	2,972
10.25% 8/15/15 (f)		6,955	7,233
			33,564
Office Electronics - 0.9%
Xerox Capital Trust I 8% 2/1/27		4,585	4,631
Xerox Corp.:
6.4% 3/15/16		8,000	7,560
6.875% 8/15/11		3,240	3,208
7.125% 6/15/10		3,720	3,753
7.2% 4/1/16		3,345	3,320
7.625% 6/15/13		12,425	12,518
			34,990
Semiconductors & Semiconductor Equipment - 0.8%
Amkor Technology, Inc. 9.25% 6/1/16		2,955	2,792
Corporate Bonds - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Avago Technologies Finance Ltd.:
10.7306% 6/1/13 (f)(h)		$ 4,560	$ 4,777
11.875% 12/1/15 (f)		5,150	5,588
Freescale Semiconductor, Inc. 7.125% 7/15/14		11,740	11,857
New ASAT Finance Ltd. 9.25% 2/1/11		2,100	1,743
Viasystems, Inc. 10.5% 1/15/11		4,065	4,024
			30,781
Software - 0.1%
SERENA Software, Inc. 10.375% 3/15/16 (f)		4,105	4,146
TOTAL INFORMATION TECHNOLOGY			151,582
MATERIALS - 3.0%
Chemicals - 0.8%
America Rock Salt Co. LLC 9.5% 3/15/14		3,940	3,979
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14		8,045	8,729
Braskem SA:
(Reg. S) 11.75% 1/22/14		1,185	1,333
11.75% 1/22/14 (f)		325	366
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (d)		1,380	1,083
Series B, 0% 10/1/14 (d)		12,655	9,808
Huntsman LLC 11.625% 10/15/10		466	516
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)		6,095	5,257
Lyondell Chemical Co. 11.125% 7/15/12		930	1,011
Phibro Animal Health Corp. 13% 12/1/07 unit		1,575	1,638
			33,720
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13		630	628
Containers & Packaging - 0.5%
AEP Industries, Inc. 7.875% 3/15/13		640	627
BWAY Corp. 10% 10/15/10		1,175	1,237
Constar International, Inc. 11% 12/1/12		2,085	1,564
Crown Cork & Seal Finance PLC yankee 7% 12/15/06		830	832
Crown Cork & Seal, Inc.:
7.375% 12/15/26		355	310
7.5% 12/15/96		3,685	2,893
8% 4/15/23		2,980	2,757
Corporate Bonds - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		$ 895	$ 828
7.75% 5/15/11		320	322
8.25% 5/15/13		3,390	3,407
8.75% 11/15/12		2,325	2,418
8.875% 2/15/09		1,170	1,199
Sealed Air Finance 5.625% 7/19/06	EUR	250	320
Tekni-Plex, Inc. 10.875% 8/15/12 (f)		980	1,068
			19,782
Metals & Mining - 1.5%
AK Steel Corp. 7.75% 6/15/12		3,055	2,994
Compass Minerals International, Inc.:
0% 12/15/12 (d)		1,330	1,267
0% 6/1/13 (d)		2,260	2,062
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		5,830	6,209
CSN Islands X Corp. (Reg. S) 9.5% 7/14/49		5,795	5,752
Edgen Acquisition Corp. 9.875% 2/1/11		1,340	1,327
Evraz Securities SA 10.875% 8/3/09		6,600	7,128
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		4,200	4,043
10.125% 2/1/10		740	781
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		1,335	1,442
Gerdau SA 8.875% (f)		2,590	2,525
International Steel Group, Inc. 6.5% 4/15/14		10,550	9,996
Ispat Inland ULC 9.75% 4/1/14		932	1,025
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09		4,570	4,547
RathGibson, Inc. 11.25% 2/15/14 (f)		5,905	6,023
Steel Dynamics, Inc.:
9.5% 3/15/09		2,155	2,242
			59,363
Paper & Forest Products - 0.2%
Georgia-Pacific Corp. 8% 1/15/24		1,125	1,080
Millar Western Forest Products Ltd. 7.75% 11/15/13		1,835	1,404
NewPage Corp.:
10.93% 5/1/12 (h)		1,770	1,929
Corporate Bonds - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
NewPage Corp.: - continued
12% 5/1/13		$ 1,930	$ 1,998
P.H. Glatfelter Co. 7.125% 5/1/16 (f)		550	542
			6,953
TOTAL MATERIALS			120,446
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 3.9%
AT&T Corp. 7.75% 11/21/06 (h)	EUR	1,250	1,613
Citizens Communications Co. 9% 8/15/31		6,725	6,826
Embarq Corp.:
6.738% 6/1/13		2,509	2,501
7.082% 6/1/16		1,116	1,110
7.995% 6/1/36		8,700	8,744
Empresa Brasileira de Telecomm SA 11% 12/15/08		4,046	4,390
Eschelon Operating Co. 8.375% 3/15/10		2,196	2,092
Level 3 Financing, Inc.:
11.4238% 3/15/11 (f)(h)		3,050	3,119
12.25% 3/15/13 (f)		9,580	10,179
Mobifon Holdings BV 12.5% 7/31/10		7,225	8,092
New Skies Satellites BV:
9.125% 11/1/12		3,145	3,326
10.4144% 11/1/11 (h)		750	774
Nordic Telephone Co. Holdings Aps 8.875% 5/1/16 (f)		1,830	1,857
NTL Cable PLC 8.75% 4/15/14		6,865	6,796
PanAmSat Holding Corp. 0% 11/1/14 (d)		5,375	3,924
Qwest Capital Funding, Inc.:
7.625% 8/3/21		370	346
7.75% 2/15/31		370	346
Qwest Corp.:
7.875% 9/1/11		2,980	2,995
8.5794% 6/15/13 (h)		9,470	10,015
8.875% 3/15/12		25,740	27,156
Telecom Egypt SAE:
10.7% 2/4/10 (h)	EGP	3,565	612
10.95% 2/4/10	EGP	3,565	635
Telefonica de Argentina SA 9.125% 11/7/10		5,952	6,041
Corporate Bonds - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telenet Group Holding NV 0% 6/15/14 (d)(f)		$ 10,537	$ 8,930
U.S. West Capital Funding, Inc.:
6.5% 11/15/18		285	251
6.875% 7/15/28		1,855	1,595
U.S. West Communications:
6.875% 9/15/33		13,988	12,100
7.125% 11/15/43		220	196
7.2% 11/10/26		3,115	2,905
7.25% 9/15/25		1,780	1,655
7.25% 10/15/35		3,210	2,921
7.5% 6/15/23		1,880	1,777
8.875% 6/1/31		340	347
Wind Acquisition Finance SA 10.75% 12/1/15 (f)		3,720	3,943
Windstream Corp. 8.625% 8/1/16 (f)(g)		4,120	4,202
			154,311
Wireless Telecommunication Services - 2.4%
American Tower Corp. 7.125% 10/15/12		10,745	10,987
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		7,015	7,366
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		2,460	2,386
Digicel Ltd. 9.25% 9/1/12 (f)		1,880	1,936
Inmarsat Finance PLC 7.625% 6/30/12		414	424
Intelsat Ltd.:
6.5% 11/1/13		4,545	3,483
7.625% 4/15/12		8,785	7,434
9.25% 6/15/16 (f)(g)		2,240	2,310
11.25% 6/15/16 (f)(g)		5,990	6,125
Intelsat Subsidiary Holding Co. Ltd. 9.6138% 1/15/12 (h)		4,860	4,921
Millicom International Cellular SA 10% 12/1/13		5,695	6,321
Mobile Telesystems Finance SA 8.375% 10/14/10 (f)		10,795	10,782
Nextel Communications, Inc.:
5.95% 3/15/14		1,150	1,121
6.875% 10/31/13		6,365	6,556
7.375% 8/1/15		15,530	15,978
Rogers Communications, Inc. 8.4544% 12/15/10 (h)		1,740	1,788
Corporate Bonds - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telecom Personal SA 9.25% 12/22/10 (f)		$ 5,590	$ 5,534
UbiquiTel Operating Co. 9.875% 3/1/11		1,705	1,854
			97,306
TOTAL TELECOMMUNICATION SERVICES			251,617
UTILITIES - 1.3%
Electric Utilities - 0.4%
AES Gener SA 7.5% 3/25/14		3,410	3,419
Chivor SA E.S.P. 9.75% 12/30/14 (f)		3,255	3,499
Edison Mission Energy:
7.5% 6/15/13 (f)		3,710	3,617
7.75% 6/15/16 (f)		3,710	3,613
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10		1,170	1,170
			15,318
Gas Utilities - 0.7%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp. 7.125% 5/20/16		6,000	5,768
Dynegy Holdings, Inc. 8.375% 5/1/16 (f)		2,090	2,059
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	6,983
8% 3/1/32		4,170	4,358
8.875% 3/15/10		2,600	2,704
Transportadora de Gas del Sur SA (Reg. S) 6.5% 12/15/10 (e)		6,022	5,812
			27,684
Independent Power Producers & Energy Traders - 0.1%
Enron Corp.:
6.4% 7/15/06 (c)		545	185
6.625% 11/15/05 (c)		2,200	748
6.725% 11/17/08 (c)(h)		684	227
6.75% 8/1/09 (c)		550	187
6.875% 10/15/07 (c)		1,330	452
6.95% 7/15/28 (c)		1,204	400
7.125% 5/15/07 (c)		235	80
7.375% 5/15/19 (c)		1,400	476
7.875% 6/15/03 (c)		235	80
Corporate Bonds - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Enron Corp.: - continued
8.375% 5/23/05 (c)		$ 2,500	$ 838
9.125% 4/1/03 (c)		50	17
9.875% 6/15/03 (c)		220	75
Tenaska Alabama Partners LP 7% 6/30/21 (f)		1,148	1,114
			4,879
Multi-Utilities - 0.1%
Aquila, Inc. 14.875% 7/1/12		1,615	2,136
TECO Energy, Inc. 6.75% 5/1/15		1,020	1,020
Utilicorp United, Inc. 9.95% 2/1/11 (h)		39	43
			3,199
TOTAL UTILITIES			51,080
TOTAL NONCONVERTIBLE BONDS			1,390,852
TOTAL CORPORATE BONDS (Cost $1,399,117)			1,395,013
U.S. Government and Government Agency Obligations - 24.4%

U.S. Government Agency Obligations - 9.8%
Fannie Mae:
3.25% 1/15/08		58,580	56,677
3.25% 2/15/09		6,040	5,720
4.25% 5/15/09		9,450	9,157
4.5% 10/15/08		16,934	16,599
4.625% 1/15/08		13,254	13,086
4.625% 10/15/13		248	235
4.75% 12/15/10		83,058	80,692
4.875% 4/15/09		43,850	43,203
5.125% 1/2/14		1,380	1,324
6.125% 3/15/12		900	927
6.25% 2/1/11		380	389
6.375% 6/15/09		16,590	17,002
Federal Home Loan Bank:
4.5% 10/14/08		5,975	5,854
5.8% 9/2/08		1,680	1,687
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Freddie Mac:
4% 8/17/07		$ 521	$ 512
4.125% 4/2/07		3,824	3,785
4.125% 10/18/10		65,000	61,637
4.25% 7/15/09		22,489	21,754
4.875% 2/17/09		9,051	8,932
4.875% 11/15/13		4,100	3,945
5.125% 4/18/08		14,000	13,914
5.25% 7/18/11		18,440	18,237
Private Export Funding Corp.:
secured 5.685% 5/15/12		1,285	1,295
4.974% 8/15/13		1,515	1,462
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		1,518	1,468
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			389,493
U.S. Treasury Inflation Protected Obligations - 3.6%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		22,862	21,567
1.875% 7/15/13		50,661	48,666
2% 1/15/14		22,567	21,781
2.375% 4/15/11		51,760	51,553
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			143,567
U.S. Treasury Obligations - 11.0%
U.S. Treasury Bonds 6.125% 8/15/29		82,650	91,896
U.S. Treasury Notes:
3.75% 5/15/08		97,629	95,149
4% 3/15/10		4,715	4,540
4.25% 11/15/13		7,930	7,504
4.25% 8/15/14		67,500	63,569
4.25% 11/15/14		40,920	38,484
4.25% 8/15/15		10,000	9,357
4.5% 2/15/09		50,000	49,209
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.5% 11/15/15		$ 30,500	$ 29,051
4.75% 5/15/14		50,662	49,421
TOTAL U.S. TREASURY OBLIGATIONS			438,180
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $999,922)			971,240
U.S. Government Agency - Mortgage Securities - 1.5%

Fannie Mae - 1.4%
4% 5/1/19		35	32
4.5% 12/1/18		6,781	6,437
4.614% 7/1/34 (h)		5,279	5,228
4.761% 11/1/33 (h)		4,021	3,968
4.782% 6/1/35 (h)		1,907	1,864
4.882% 7/1/34 (h)		1,906	1,877
4.895% 11/1/35 (h)		2,708	2,679
5% 3/1/18 to 7/1/35		5,080	4,880
5.035% 5/1/35 (h)		3,589	3,531
5.5% 5/1/11 to 11/1/35		21,431	21,055
5.916% 1/1/36 (h)		548	546
6% 8/1/13 to 1/1/26		99	99
6.5% 6/1/24 to 3/1/35		1,778	1,793
7% 9/1/25		5	5
7.5% 1/1/28		86	90
TOTAL FANNIE MAE			54,084
Freddie Mac - 0.1%
4.704% 9/1/35 (h)		5,600	5,501
8.5% 3/1/20		23	25
TOTAL FREDDIE MAC			5,526
Government National Mortgage Association - 0.0%
6% 1/15/09 to 5/15/09		49	50
6.5% 4/15/26 to 5/15/26		50	51
7% 9/15/25 to 8/15/31		118	122
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Government National Mortgage Association - continued
7.5% 2/15/22 to 8/15/28		$ 221	$ 230
8% 9/15/26 to 12/15/26		34	35
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			488
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $61,629)			60,098
Asset-Backed Securities - 0.2%

Affinity PLC Series 2002-A CLass C, 6.57% 5/15/09 (h)	GBP	790	1,468
Driver One GmbH Series 1 Class B, 3.106% 5/21/10 (h)	EUR	360	461
Greene King Finance PLC Series A1, 5.1141% 6/15/31 (h)	GBP	1,000	1,850
Lambda Finance BV Series 2005-1X Class C1, 5.79% 11/15/29 (h)	GBP	500	928
Punch Taverns Finance PLC 4.9469% 4/15/09 (h)	GBP	618	1,144
Sedna Finance Corp.:
3.605% 12/23/14 (h)	EUR	500	640
3.709% 3/15/16 (h)	EUR	1,150	1,476
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	114
TOTAL ASSET-BACKED SECURITIES (Cost $7,847)			8,081
Collateralized Mortgage Obligations - 1.2%

Private Sponsor - 0.2%
EPIC PLC Series BROD Class D, 0% 1/22/16 (h)	EUR	400	512
Granite Mortgages PLC 3.139% 1/20/43 (h)	EUR	400	513
Holmes Financing No. 8 PLC floater Series 3 Class C, 3.357% 7/15/40 (h)	EUR	500	644
Lansdowne Mortgage Securities No. 1 PLC:
Series M1, 3.189% 6/15/45 (h)	EUR	850	1,087
Series M2 Class 3M, 3.379% 6/15/45 (h)	EUR	450	576
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Private Sponsor - continued
Permanent Financing No. 1 PLC 5.1% 6/10/09 (h)	EUR	400	$ 519
RMAC PLC Series 2005-NS4X Class M2A, 5.25% 12/12/43 (h)	GBP	1,700	3,144
TOTAL PRIVATE SPONSOR			6,995
U.S. Government Agency - 1.0%
Fannie Mae planned amortization class:
Series 2003-24 CLass PB, 4.5% 12/25/12		$ 2,351	2,326
Series 2006-64 Class PA, 5.5% 2/25/30		7,625	7,587
Fannie Mae guaranteed REMIC pass thru certificates:
floater Series 2005-45 Class XA, 5.6625% 6/25/35 (h)		8,493	8,477
planned amortization class:
Series 2006-4 Class PB, 6% 9/25/35		6,570	6,575
Series 2006-49 Class CA, 6% 2/25/31		5,329	5,347
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 3013 Class AF, 5.4488% 5/15/35 (h)		9,968	9,933
TOTAL U.S. GOVERNMENT AGENCY			40,245
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $47,185)			47,240
Commercial Mortgage Securities - 0.2%

Immeo Residential Finance PLC Series 1 Class D, 3.709% 3/15/13 (h)	EUR	415	531
Opera Finance PLC 4.8481% 7/31/13 (h)	GBP	1,000	1,853
Real Estate Capital Foundation Ltd. Series 3 Class A, 4.8006% 7/15/16 (h)	GBP	2,000	3,683
Trafford Centre Finance Ltd. 5.465% 4/28/35 (h)	GBP	556	1,025
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,939)			7,092
Foreign Government and Government Agency Obligations - 21.8%
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Arab Republic 8.0203% to 9.7504% 8/22/06 to 2/27/07	EGP	13,955	$ 2,330
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 3,054	2,718
par 1.33% 12/31/38 (h)		22,180	7,985
4.889% 8/3/12 (h)		16,647	15,418
7% 3/28/11		7,295	6,753
Austrian Republic 5% 12/20/24 (f)	CAD	2,000	1,765
Banco Central del Uruguay:
Brady par A 6.75% 2/19/21		1,000	995
value recovery A rights 1/2/21 (j)		1,000,000	0
value recovery B rights 1/2/21 (j)		750,000	0
Brazilian Federative Republic:
6% 9/15/13		2,125	2,057
7.375% 2/3/15	EUR	500	681
8% 1/15/18		9,241	9,768
8.75% 2/4/25		5,290	5,793
10.5% 7/14/14		3,800	4,573
11% 8/17/40		24,870	30,864
12.25% 3/6/30		10,050	14,673
12.75% 1/15/20		4,685	6,676
Canadian Government:
4.5% 9/1/07	CAD	5,000	4,480
5.25% 6/1/12	CAD	42,950	39,891
5.5% 6/1/09	CAD	5,500	5,067
5.75% 6/1/29	CAD	6,750	6,977
Central Bank of Nigeria:
Brady 6.25% 11/15/20		4,750	4,714
promissory note 5.092% 1/5/10		2,417	2,272
warrants 11/15/20 (j)		2,750	179
City of Kiev 8.75% 8/8/08		2,800	2,849
Colombian Republic:
11.75% 3/1/10	COP	6,147,000	2,553
12% 10/22/15	COP	6,051,000	2,610
Danish Kingdom 3.125% 10/15/10	EUR	3,000	3,732
Dominican Republic:
Brady 5.7925% 8/30/09 (h)		2,607	2,596
6.1875% 8/30/24 (h)		12,223	11,581
9.5% 9/27/11		5,448	5,775
Ecuador Republic:
9% 8/15/30 (Reg. S) (e)		7,595	7,310
9.375% 12/15/15 (f)		5,950	5,891
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Ecuador Republic: - continued
euro par 5% 2/28/25		$ 1,545	$ 1,149
Finnish Government 3.875% 9/15/17	EUR	49,700	62,155
French Government:
3% 1/12/11	EUR	42,000	51,884
3.25% 4/25/16	EUR	47,640	56,949
4% 4/25/55	EUR	750	897
German Federal Republic:
3% 4/11/08	EUR	15,400	19,513
5% 7/4/12	EUR	12,670	17,131
Indonesian Republic:
6.75% 3/10/14		5,875	5,787
7.25% 4/20/15 (f)		2,200	2,211
7.25% 4/20/15		650	653
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		1,165	1,078
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		4,750	4,714
Italian Republic 4% 2/1/37	EUR	5,500	6,258
Japan Government:
Real Return Bond:
0.49% 7/20/20 (h)	JPY	1,125,000	9,214
1.22% 11/20/20 (h)	JPY	1,300,000	10,924
0.9% 12/22/08	JPY	200,000	1,747
1.4% 3/21/11	JPY	425,000	3,722
1.5% 3/20/14	JPY	4,615,000	39,540
1.8% 3/20/16	JPY	1,267,000	10,974
2.4% 12/20/34	JPY	750,000	6,403
Lebanon, Republic of:
8.5669% 11/30/09 (f)(h)		1,840	1,925
8.5669% 11/30/09 (h)		5,085	5,320
Pakistan International Sukuk Co. Ltd. 6.95% 1/27/10 (h)		4,355	4,420
Panamanian Republic Brady discount 5.5625% 7/17/26 (h)		1,425	1,425
Peruvian Republic:
3% 3/7/27 (e)		900	596
5.875% 3/7/27 (h)		1,470	1,433
7.35% 7/21/25		3,730	3,562
euro Brady past due interest 5% 3/7/17 (h)		9,895	9,548
Philippine Republic:
5.3203% 12/1/09 (h)		745	730
8.25% 1/15/14		5,445	5,649
8.375% 2/15/11		5,530	5,758
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Philippine Republic: - continued
8.875% 3/17/15		$ 4,860	$ 5,261
9% 2/15/13		7,480	8,050
9.875% 1/15/19		7,375	8,500
10.625% 3/16/25		3,995	4,954
Republic of Iraq 5.8% 1/15/28 (f)		3,780	2,533
Republic of Serbia 3.75% 11/1/24 (e)(f)		565	470
Russian Federation:
5% 3/31/30 (e)(f)		3,900	4,154
5% 3/31/30 (Reg. S) (e)		35,730	38,052
12.75% 6/24/28 (Reg. S)		5,820	9,821
euro 10% 6/26/07		3,175	3,290
State of Qatar 9.75% 6/15/30 (Reg. S)		6,005	8,392
Turkish Republic:
0% 4/9/08	TRY	4,245	1,903
11.75% 6/15/10		13,695	15,407
11.875% 1/15/30		13,030	17,786
13.1525% to 16.4124% 6/27/07	TRY	10,485	5,431
Ukraine Government:
(Reg. S) 6.875% 3/4/11		5,925	5,792
8.235% 8/5/09 (h)		11,025	11,549
United Kingdom, Great Britain & Northern Ireland:
4.25% 3/7/11	GBP	13,000	23,509
4.25% 6/7/32	GBP	850	1,536
4.25% 3/7/36	GBP	8,150	14,840
4.75% 6/7/10	GBP	250	461
4.75% 9/7/15	GBP	4,300	7,966
5% 3/7/25	GBP	670	1,309
8% 6/7/21	GBP	7,800	19,555
8.75% 8/25/17	GBP	515	1,284
United Mexican States:
7.5% 4/8/33		8,085	8,590
8.3% 8/15/31		12,535	14,478
11.5% 5/15/26		4,630	6,790
Uruguay Republic 7.5% 3/15/15		1,820	1,756
Venezuelan Republic:
oil recovery rights 4/15/20 (j)		3,260	111
5.375% 8/7/10		3,415	3,239
6% 12/9/20		2,165	1,873
6.09% 4/20/11 (h)		7,350	7,332
7% 12/1/18 (Reg. S)		2,290	2,198
7.65% 4/21/25		3,300	3,284
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Venezuelan Republic: - continued
9.25% 9/15/27		$ 5,125	$ 6,035
10.75% 9/19/13		5,560	6,605
13.625% 8/15/18		5,355	7,631
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (e)		2,110	1,646
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $844,300)			868,168
Common Stocks - 0.7%
		Shares
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.0%
Intermet Corp. (a)(k)		113,725	1,304
Diversified Consumer Services - 0.1%
Coinmach Service Corp. unit		330,000	5,425
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit		165,925	2,223
Media - 0.5%
NTL, Inc.		750,369	18,684
NTL, Inc. warrants 1/13/11		6	0
			18,684
TOTAL CONSUMER DISCRETIONARY			27,636
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a)(f)		895	2
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		10,867	271
TOTAL COMMON STOCKS (Cost $24,042)			27,909
Preferred Stocks - 0.1%
		Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%		6,600	$ 201
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%		1,690	1,821
Specialty Retail - 0.0%
GNC Corp. Series A, 12.00%		1,170	1,404
TOTAL CONSUMER DISCRETIONARY			3,225
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fresenius Medical Care Capital Trust II 7.875%		1,260	1,282
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00% (a)		119	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS			4,507
TOTAL PREFERRED STOCKS (Cost $4,312)			4,708
Floating Rate Loans - 3.5%
		Principal Amount (000s)(l)
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.2%
Dana Corp. term loan 7.65% 4/13/08 (h)		$ 340	340
Goodyear Tire & Rubber Co.:
Tranche 2, term loan 7.9544% 4/30/10 (h)		2,235	2,241
Tranche 3, term loan 8.7044% 3/1/11 (h)		3,550	3,577
Lear Corp. term loan 7.9781% 4/25/12 (h)		2,470	2,451
			8,609
Floating Rate Loans - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Automobiles - 0.1%
AM General LLC:
Tranche B1, term loan 9.6758% 11/1/11 (h)		$ 2,210	$ 2,243
Tranche C2, term loan 14.2088% 5/2/12 (h)		1,300	1,339
			3,582
Diversified Consumer Services - 0.0%
Coinmach Corp. Tranche B1, term loan 7.719% 12/19/12 (h)		200	200
Hotels, Restaurants & Leisure - 0.0%
Hilton Head Communications LP Tranche B, term loan 9.5% 3/31/08 (h)		1,800	1,710
Media - 0.3%
Charter Communications Operating LLC Tranche B, term loan 7.755% 4/28/13 (h)		6,242	6,250
CSC Holdings, Inc. Tranche B, term loan 7.0345% 3/29/13 (h)		6,364	6,324
UPC Broadband Holding BV:
Tranche J2, term loan 7.1077% 3/31/13 (h)		525	523
Tranche K2, term loan 7.1077% 12/31/13 (h)		525	523
			13,620
Multiline Retail - 0.1%
Neiman Marcus Group, Inc. term loan 7.77% 4/6/13 (h)		2,316	2,334
Specialty Retail - 0.2%
Toys 'R' US, Inc. term loan 8.1091% 12/9/08 (h)		6,110	6,049
TOTAL CONSUMER DISCRETIONARY			36,104
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 6.7865% 6/5/13 (h)		1,370	1,373
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Coffeyville Resources LLC:
Credit-Linked Deposit 7.9% 7/8/11 (h)		180	180
Tranche 2, term loan 12.1875% 7/8/13 (h)		2,020	2,060
Tranche B1, term loan 7.9456% 7/8/12 (h)		268	268
Helix Energy Solutions Group, Inc. term loan 7.4973% 5/9/13 (h)		1,370	1,367
Floating Rate Loans - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.6238% 10/31/12 (h)		$ 540	$ 545
term loan:
7.3266% 10/31/12 (h)		2,233	2,255
7.4769% 10/31/07 (h)		1,650	1,650
			8,325
FINANCIALS - 0.5%
Diversified Financial Services - 0.4%
MGM Holdings II, Inc. Tranche B, term loan 7.7488% 4/8/12 (h)		2,304	2,313
Olympus Cable Holdings LLC Tranche B, term loan 10.25% 9/30/10 (h)		5,220	5,011
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 6.975% 4/18/12 (h)		4,578	4,578
Tranche C, term loan 6.9833% 4/18/12 (h)		2,654	2,654
			14,556
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 6.86% 12/16/10 (h)		3,820	3,810
Newkirk Master LP Tranche B, term loan 6.8338% 8/11/08 (h)		139	139
			3,949
TOTAL FINANCIALS			18,505
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
DaVita, Inc. Tranche B, term loan 7.1305% 10/5/12 (h)		4,823	4,829
INDUSTRIALS - 0.3%
Airlines - 0.2%
Delta Air Lines, Inc.:
Tranche B, term loan 10.0225% 3/16/08 (h)		250	254
Tranche C, term loan 12.7725% 3/16/08 (h)		4,010	4,130
UAL Corp.:
Tranche B, term loan 8.625% 2/1/12 (h)		3,246	3,283
Floating Rate Loans - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - continued
UAL Corp.: - continued
Tranche DD, term loan 9.125% 2/1/12 (h)		$ 464	$ 469
US Airways Group, Inc. term loan 8.9988% 3/31/11 (h)		560	562
			8,698
Building Products - 0.0%
Mueller Group, Inc. term loan 7.4655% 10/3/12 (h)		144	144
Commercial Services & Supplies - 0.0%
Allied Waste Industries, Inc.:
term loan 6.7593% 1/15/12 (h)		551	549
Tranche A, Credit-Linked Deposit 6.8464% 1/15/12 (h)		214	213
			762
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 7.0638% 10/3/12 (h)		144	144
Machinery - 0.0%
Chart Industries, Inc. Tranche B, term loan 7.1875% 10/17/12 (h)		97	97
Road & Rail - 0.1%
Hertz Corp.:
Credit-Linked Deposit 7.6744% 12/21/12 (h)		143	144
Tranche B, term loan 7.4142% 12/21/12 (h)		1,022	1,025
Tranche DD, term loan 12/21/12 (m)		119	119
			1,288
TOTAL INDUSTRIALS			11,133
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Nortel Networks Corp. Tranche A, term loan:
7.375% 2/15/07 (h)		4,450	4,444
IT Services - 0.3%
SunGard Data Systems, Inc. Tranche B, term loan 7.66% 2/10/13 (h)		10,801	10,841
Software - 0.1%
Infor Global Solutions AG:
Tranche 1, term loan 7.8% 4/18/11 (h)		2,330	2,327
Floating Rate Loans - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Infor Global Solutions AG: - continued
Tranche 2, term loan 12.05% 4/18/12 (h)		$ 1,310	$ 1,336
Tranche 2, term loan 12.3% 4/18/12 (h)		2,160	2,198
			5,861
TOTAL INFORMATION TECHNOLOGY			21,146
MATERIALS - 0.5%
Chemicals - 0.0%
Solutia, Inc. Tranche B, term loan 8.72% 3/31/07 (h)		210	211
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.:
Tranche 2, term loan 8.3% 12/23/13 (h)		6,390	6,446
Tranche B1, term loan 7.3394% 12/23/12 (h)		11,821	11,806
			18,252
TOTAL MATERIALS			18,463
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
NTL Cable PLC term loan 10.3% 3/3/07 (h)		1,600	1,598
Wind Telecomunicazioni Spa:
Tranche 2, term loan 11.2819% 3/21/15 (h)		2,840	2,954
Tranche B, term loan 7.7819% 9/21/13 (h)		1,420	1,432
Tranche C, term loan 8.2819% 9/21/14 (h)		1,420	1,432
Windstream Corp. term loan 7.26% 7/17/11 (h)		4,510	4,524
			11,940
Wireless Telecommunication Services - 0.1%
Crown Castle Operating Co. Tranche B, term loan 7.65% 6/1/14 (h)		2,240	2,251
Leap Wireless International, Inc. Tranche B, term loan 8.2488% 6/16/13 (h)		630	633
			2,884
TOTAL TELECOMMUNICATION SERVICES			14,824
Floating Rate Loans - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.:
Credit-Linked Deposit 7.4988% 2/1/13 (h)		$ 748	$ 747
term loan 7.2306% 2/1/13 (h)		3,274	3,280
			4,027
TOTAL FLOATING RATE LOANS (Cost $137,845)			138,729
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
- Barclays Bank 6.375% 3/28/13 (h)		194	188
- Citibank 6.375% 3/28/13 (h)		678	658
- Credit Suisse First Boston 6.375% 3/28/13 (h)		3,045	2,954
- Deutsche Bank:
1.204% 3/28/13 (h)	JPY	83,518	690
6.375% 3/28/13 (h)		871	845
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $4,965)			5,335
Commercial Paper - 0.2%

Ebury Finance Ltd. 2.88% 7/10/06	EUR	500	639
Lake Constance Funding Ltd. 2.88% 7/12/06	EUR	5,000	6,390
TOTAL COMMERCIAL PAPER (Cost $6,875)				7,029
Fixed-Income Funds - 2.1%
		Shares
Fidelity Floating Rate Central Investment Portfolio (i) (Cost $82,239)		820,098	82,149
Money Market Funds - 8.2%
Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 5.11% (b) (Cost $325,023)		325,022,717		$ 325,023
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $3,952,240)			3,947,814
NET OTHER ASSETS - 0.8%			30,950
NET ASSETS - 100%		$ 3,978,764
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
COP	-	Colombian peso
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
TRY	-	New Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $333,070,000 or 8.4% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(j) Quantity represents share amount.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,304,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Intermet Corp.	11/9/05	$ 2,153
(l) Principal amount is stated in United States dollars unless otherwise noted.

(m) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $119,000 and $119,000, respectively. The interest rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5,794
Fidelity Floating Rate Central Investment Portfolio	2,746
Total	$ 8,540

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ 82,231	$ -	$ -	$ 82,149	6.5%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	68.6%
United Kingdom	2.8%
Canada	2.7%
France	2.7%
Brazil	2.4%
Japan	2.2%
Argentina	1.7%
Finland	1.6%
Russia	1.4%
Venezuela	1.4%
Germany	1.3%
Luxembourg	1.3%
Mexico	1.1%
Turkey	1.0%
Others (individually less than 1%)	7.8%
100.0%
The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,544,978)	$ 3,540,642
Affiliated Central Funds (cost $407,262)	407,172
Total Investments (cost $3,952,240)		$ 3,947,814
Cash		926
Foreign currency held at value (cost $5)		5
Receivable for investments sold		13,532
Receivable for fund shares sold		26,748
Dividends receivable		112
Interest receivable		53,251
Prepaid expenses		6
Receivable from investment adviser for expense reductions		10
Other receivables		69
Total assets		4,042,473

Liabilities
Payable for investments purchased Regular delivery	$ 26,168
Delayed delivery	20,413
Payable for fund shares redeemed	11,117
Distributions payable	2,187
Accrued management fee	1,862
Distribution fees payable	1,169
Other affiliated payables	648
Other payables and accrued expenses	145
Total liabilities		63,709

Net Assets		$ 3,978,764
Net Assets consist of:
Paid in capital		$ 3,957,643
Undistributed net investment income		7,097
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		18,344
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(4,320)
Net Assets		$ 3,978,764

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($758,050 ÷ 66,366 shares)	$ 11.42

Maximum offering price per share (100/95.25 of $11.42)	$ 11.99
Class T: Net Asset Value and redemption price per share ($1,690,455 ÷ 148,046 shares)	$ 11.42

Maximum offering price per share (100/96.50 of $11.42)	$ 11.83
Class B: Net Asset Value and offering price per share ($330,260 ÷ 28,857 shares)A	$ 11.44

Class C: Net Asset Value and offering price per share ($584,522 ÷ 51,254 shares)A	$ 11.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($615,477 ÷ 53,458 shares)	$ 11.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 474
Interest		103,827
Income from affiliated Central Funds		8,540
Total income		112,841

Expenses
Management fee	$ 10,668
Transfer agent fees	3,183
Distribution fees	6,826
Accounting fees and expenses	594
Independent trustees' compensation	7
Custodian fees and expenses	173
Registration fees	257
Audit	44
Legal	4
Miscellaneous	17
Total expenses before reductions	21,773
Expense reductions	(74)	21,699
Net investment income		91,142
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,784
Foreign currency transactions	52
Total net realized gain (loss)		19,836
Change in net unrealized appreciation (depreciation) on: Investment securities	(68,024)
Assets and liabilities in foreign currencies	263
Total change in net unrealized appreciation (depreciation)		(67,761)
Net gain (loss)		(47,925)
Net increase (decrease) in net assets resulting from operations		$ 43,217

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 91,142	$ 137,169
Net realized gain (loss)	19,836	7,920
Change in net unrealized appreciation (depreciation)	(67,761)	(65,133)
Net increase (decrease) in net assets resulting from operations	43,217	79,956
Distributions to shareholders from net investment income	(85,480)	(132,248)
Distributions to shareholders from net realized gain	-	(36,255)
Total distributions	(85,480)	(168,503)
Share transactions - net increase (decrease)	544,628	1,236,680
Total increase (decrease) in net assets	502,365	1,148,133

Net Assets
Beginning of period	3,476,399	2,328,266
End of period (including undistributed net investment income of $7,097 and undistributed net investment income of $1,435, respectively)	$ 3,978,764	$ 3,476,399

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.54	$ 11.93	$ 11.63	$ 10.34	$ 10.11	$ 10.12
Income from Investment Operations
Net investment income E	.292	.571	.600	.617	.668	.730
Net realized and unrealized gain (loss)	(.137)	(.255)	.445	1.321	.214	(.081)
Total from investment operations	.155	.316	1.045	1.938	.882	.649
Distributions from net investment income	(.275)	(.551)	(.575)	(.648)	(.652)	(.659)
Distributions from net realized gain	-	(.155)	(.170)	-	-	-
Total distributions	(.275)	(.706)	(.745)	(.648)	(.652)	(.659)
Net asset value, end of period	$ 11.42	$ 11.54	$ 11.93	$ 11.63	$ 10.34	$ 10.11
Total Return B, C, D	1.34%	2.75%	9.31%	19.20%	9.09%	6.53%
Ratios to Average Net Assets F, H
Expenses before reductions	.98% A	.99%	1.00%	1.01%	1.04%	1.07%
Expenses net of fee waivers, if any	.98% A	.99%	1.00%	1.01%	1.04%	1.07%
Expenses net of all reductions	.98% A	.99%	1.00%	1.00%	1.04%	1.07%
Net investment income	5.10% A	4.92%	5.20%	5.58%	6.65%	7.18%
Supplemental Data
Net assets, end of period (in millions)	$ 758	$ 647	$ 372	$ 187	$ 57	$ 33
Portfolio turnover rate G	95% A	109%	94%	153%	111%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central fund.

G Amounts do not include the portfolio activity of the affiliated central fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.54	$ 11.92	$ 11.62	$ 10.33	$ 10.11	$ 10.11
Income from Investment Operations
Net investment income E	.289	.564	.593	.604	.660	.725
Net realized and unrealized gain (loss)	(.137)	(.245)	.443	1.322	.203	(.074)
Total from investment operations	.152	.319	1.036	1.926	.863	.651
Distributions from net investment income	(.272)	(.544)	(.566)	(.636)	(.643)	(.651)
Distributions from net realized gain	-	(.155)	(.170)	-	-	-
Total distributions	(.272)	(.699)	(.736)	(.636)	(.643)	(.651)
Net asset value, end of period	$ 11.42	$ 11.54	$ 11.92	$ 11.62	$ 10.33	$ 10.11
Total Return B, C, D	1.32%	2.77%	9.23%	19.09%	8.89%	6.55%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03% A	1.05%	1.07%	1.11%	1.13%	1.15%
Expenses net of fee waivers, if any	1.03% A	1.05%	1.07%	1.11%	1.13%	1.15%
Expenses net of all reductions	1.03% A	1.05%	1.07%	1.11%	1.13%	1.15%
Net investment income	5.05% A	4.86%	5.13%	5.47%	6.57%	7.10%
Supplemental Data
Net assets, end of period (in millions)	$ 1,690	$ 1,427	$ 808	$ 515	$ 279	$ 238
Portfolio turnover rate G	95% A	109%	94%	153%	111%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central fund.

G Amounts do not include the portfolio activity of the affiliated central fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.57	$ 11.95	$ 11.65	$ 10.35	$ 10.12	$ 10.13
Income from Investment Operations
Net investment income E	.249	.486	.513	.533	.595	.658
Net realized and unrealized gain (loss)	(.148)	(.249)	.441	1.330	.212	(.085)
Total from investment operations	.101	.237	.954	1.863	.807	.573
Distributions from net investment income	(.231)	(.462)	(.484)	(.563)	(.577)	(.583)
Distributions from net realized gain	-	(.155)	(.170)	-	-	-
Total distributions	(.231)	(.617)	(.654)	(.563)	(.577)	(.583)
Net asset value, end of period	$ 11.44	$ 11.57	$ 11.95	$ 11.65	$ 10.35	$ 10.12
Total Return B, C, D	.87%	2.06%	8.45%	18.38%	8.28%	5.74%
Ratios to Average Net Assets F, H
Expenses before reductions	1.78% A	1.78%	1.78%	1.77%	1.78%	1.81%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.78%	1.77%	1.78%	1.81%
Expenses net of all reductions	1.75% A	1.75%	1.78%	1.77%	1.78%	1.81%
Net investment income	4.33% A	4.16%	4.42%	4.81%	5.91%	6.44%
Supplemental Data
Net assets, end of period (in millions)	$ 330	$ 342	$ 319	$ 287	$ 147	$ 116
Portfolio turnover rate G	95% A	109%	94%	153%	111%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central fund.

G Amounts do not include the portfolio activity of the affiliated central fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 11.91	$ 11.61	$ 10.32	$ 10.10	$ 10.11
Income from Investment Operations
Net investment income E	.243	.475	.505	.525	.585	.647
Net realized and unrealized gain (loss)	(.146)	(.246)	.444	1.320	.204	(.082)
Total from investment operations	.097	.229	.949	1.845	.789	.565
Distributions from net investment income	(.227)	(.454)	(.479)	(.555)	(.569)	(.575)
Distributions from net realized gain	-	(.155)	(.170)	-	-	-
Total distributions	(.227)	(.609)	(.649)	(.555)	(.569)	(.575)
Net asset value, end of period	$ 11.40	$ 11.53	$ 11.91	$ 11.61	$ 10.32	$ 10.10
Total Return B, C, D	.83%	1.99%	8.43%	18.24%	8.10%	5.67%
Ratios to Average Net Assets F, H
Expenses before reductions	1.82% A	1.82%	1.82%	1.84%	1.87%	1.89%
Expenses net of fee waivers, if any	1.82% A	1.82%	1.82%	1.84%	1.87%	1.89%
Expenses net of all reductions	1.82% A	1.82%	1.82%	1.84%	1.87%	1.89%
Net investment income	4.26% A	4.09%	4.37%	4.74%	5.83%	6.35%
Supplemental Data
Net assets, end of period (in millions)	$ 585	$ 540	$ 405	$ 277	$ 68	$ 40
Portfolio turnover rate G	95% A	109%	94%	153%	111%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central fund.

G Amounts do not include the portfolio activity of the affiliated central fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 12.02	$ 11.71	$ 10.40	$ 10.17	$ 10.18
Income from Investment Operations
Net investment income D	.305	.599	.627	.635	.685	.725
Net realized and unrealized gain (loss)	(.140)	(.262)	.449	1.338	.210	(.059)
Total from investment operations	.165	.337	1.076	1.973	.895	.666
Distributions from net investment income	(.285)	(.572)	(.596)	(.663)	(.665)	(.676)
Distributions from net realized gain	-	(.155)	(.170)	-	-	-
Total distributions	(.285)	(.727)	(.766)	(.663)	(.665)	(.676)
Net asset value, end of period	$ 11.51	$ 11.63	$ 12.02	$ 11.71	$ 10.40	$ 10.17
Total Return B, C	1.42%	2.91%	9.53%	19.44%	9.17%	6.67%
Ratios to Average Net Assets E, G
Expenses before reductions	.80% A	.81%	.81%	.87%	.92%	.94%
Expenses net of fee waivers, if any	.80% A	.81%	.81%	.87%	.92%	.94%
Expenses net of all reductions	.80% A	.80%	.81%	.87%	.92%	.94%
Net investment income	5.29% A	5.10%	5.38%	5.71%	6.78%	7.31%
Supplemental Data
Net assets, end of period (in millions)	$ 615	$ 520	$ 424	$ 291	$ 120	$ 42
Portfolio turnover rate F	95% A	109%	94%	153%	111%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central fund.

F Amounts do not include the portfolio activity of the affiliated central fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in fixed-income Central Investment Portfolios (CIPs), referred to as the Central Funds, and affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

published prices for the same securities. Investments in open-end mutual funds, including the Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, certain foreign taxes, prior period premium and discount on debt securities, defaulted bonds, market discount, partnerships, non-taxable dividends, deferred trustees compensation, financing transactions, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 79,109
Unrealized depreciation	(78,616)
Net unrealized appreciation (depreciation)	$ 493
Cost for federal income tax purposes	$ 3,947,321

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

2. Operating Policies - continued

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,484,606 and $1,151,206, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 532	$ 16
Class T	0%	.25%	1,963	100
Class B	.65%	.25%	1,517	1,099
Class C	.75%	.25%	2,814	892
			$ 6,826	$ 2,107

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 388
Class T	110
Class B*	397
Class C*	62
$ 957

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 692	.20*
Class T	1,136	.15*
Class B	395	.24*
Class C	504	.18*
Institutional Class	456	.16*
	$ 3,183

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Fund may also invest in CIPs managed by FIMM, or Fidelity Management & Research Company Inc. (FMRC), each an affiliate of FMR.

The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

The Fund's Schedule of Investments lists the Central Fund as an investment of the Fund but does not include the underlying holdings of the Central Fund. Based on its investment objectives, the Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the Central Fund and the Fund.

A complete unaudited list of holdings for the Central Fund, as of the Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the Central Fund financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.75%	$ 47

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $23. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3
Class C	1
$ 4

7. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005
From net investment income
Class A	$ 16,859	$ 24,357
Class T	37,035	53,100
Class B	6,724	13,236
Class C	11,069	18,751
Institutional Class	13,793	22,804
Total	$ 85,480	$ 132,248
From net realized gain
Class A	$ -	$ 6,205
Class T	-	13,720
Class B	-	4,302
Class C	-	6,019
Institutional Class	-	6,009
Total	$ -	$ 36,255

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005	Six months ended June 30, 2006	Year ended December 31, 2005
Class A
Shares sold	18,599	35,042	$ 214,748	$ 408,757
Reinvestment of distributions	1,183	2,123	13,655	24,731
Shares redeemed	(9,471)	(12,325)	(109,298)	(143,648)
Net increase (decrease)	10,311	24,840	$ 119,105	$ 289,840
Class T
Shares sold	38,505	73,391	$ 444,572	$ 855,542
Reinvestment of distributions	3,007	5,375	34,691	62,638
Shares redeemed	(17,151)	(22,830)	(197,922)	(265,605)
Net increase (decrease)	24,361	55,936	$ 281,341	$ 652,575
Class B
Shares sold	3,087	8,646	$ 35,716	$ 100,980
Reinvestment of distributions	423	1,104	4,895	12,908
Shares redeemed	(4,219)	(6,915)	(48,817)	(80,693)
Net increase (decrease)	(709)	2,835	$ (8,206)	$ 33,195
Class C
Shares sold	9,905	20,463	$ 114,108	$ 238,454
Reinvestment of distributions	679	1,502	7,826	17,494
Shares redeemed	(6,157)	(9,092)	(70,964)	(105,690)
Net increase (decrease)	4,427	12,873	$ 50,970	$ 150,258
Institutional Class
Shares sold	14,604	15,959	$ 169,771	$ 187,439
Reinvestment of distributions	979	2,098	11,381	24,620
Shares redeemed	(6,850)	(8,622)	(79,734)	(101,247)
Net increase (decrease)	8,733	9,435	$ 101,418	$ 110,812

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Strategic Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the cumulative total returns of Class C and Institutional Class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Institutional Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Advisor Strategic Income Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the relative investment performance of Institutional Class of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 29% means that 71% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Strategic Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, and Institutional Class ranked below its competitive median for 2005, and the total expenses of Class C ranked above its competitive median for 2005. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

SI-USAN-0806
1.787775.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity ® Advisor

Strategic Income
Fund - Institutional Class

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Class A
Actual	$ 1,000.00	$ 1,013.40	$ 4.89
HypotheticalA	$ 1,000.00	$ 1,019.93	$ 4.91
Class T
Actual	$ 1,000.00	$ 1,013.20	$ 5.14
HypotheticalA	$ 1,000.00	$ 1,019.69	$ 5.16
Class B
Actual	$ 1,000.00	$ 1,008.70	$ 8.72
HypotheticalA	$ 1,000.00	$ 1,016.12	$ 8.75
Class C
Actual	$ 1,000.00	$ 1,008.30	$ 9.06
HypotheticalA	$ 1,000.00	$ 1,015.77	$ 9.10
Institutional Class
Actual	$ 1,000.00	$ 1,014.20	$ 4.00
HypotheticalA	$ 1,000.00	$ 1,020.83	$ 4.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central fund in which the fund invests are not included in the fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.98%
Class T	1.03%
Class B	1.75%
Class C	1.82%
Institutional Class	.80%

Semiannual Report

Investment Changes

Top Five Holdings as of June 30, 2006
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.6	16.3
Fannie Mae	8.2	6.6
Freddie Mac	3.7	3.5
French Government	2.7	0.2
Japan Government	2.1	1.7
	31.3
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	10.2	10.9
Telecommunication Services	6.8	7.2
Financials	5.1	5.2
Energy	5.1	4.7
Information Technology	4.4	3.7
Quality Diversification (% of fund's net assets)
As of June 30, 2006	As of December 31, 2005
U.S.Government and U.S.Government Agency Obligations 27.0%	U.S.Government and U.S.Government Agency Obligations 27.1%
AAA, AA, A 12.5%	AAA, AA, A 11.9%
BBB 4.5%	BBB 5.5%
BB 17.5%	BB 14.6%
B 19.9%	B 21.5%
CCC, CC, C 5.9%	CCC, CC, C 5.9%
Not Rated 2.3%	Not Rated 3.2%
Equities 0.8%	Equities 1.1%
Short-Term Investments and Net Other Assets 9.6%	Short-Term Investments and Net Other Assets 9.2%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *		As of December 31, 2005 **
	Corporate Bonds 35.3%		Corporate Bonds 36.6%
	U.S. Government and U.S. Government Agency Obligations 26.9%		U.S. Government and U.S. Government Agency Obligations 27.1%
	Foreign Government & Government Agency Obligations 21.6%		Foreign Government & Government Agency Obligations 20.8%
	Floating Rate Loans 5.1%		Floating Rate Loans 4.5%
	Stocks 0.8%		Stocks 1.1%
	Other Investments 0.7%		Other Investments 0.7%
	Short-Term Investments and Net Other Assets *** 9.6%		Short-Term Investments and Net Other Assets **** 9.2%
* Foreign investments	31.4%	** Foreign investments	32.0%
*** Includes short-term foreign government obligations of .2%		**** Includes short-term foreign government obligations of .3%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
For an unaudited list of holdings for each fixed-income central fund, visit advisor.fidelity.com.

Semiannual Report

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 35.0%
		Principal Amount (000s) (l)	Value (Note 1) (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Liberty Media Corp. (Sprint Corp. PCS Series 1) 3.75% 2/15/30		$ 6,685	$ 3,780
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. 0% 4/15/24		450	381
TOTAL CONVERTIBLE BONDS			4,161
Nonconvertible Bonds - 34.9%
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.5%
Affinia Group, Inc. 9% 11/30/14		3,475	3,162
Delco Remy International, Inc.:
9.375% 4/15/12		590	327
11% 5/1/09		695	407
Stoneridge, Inc. 11.5% 5/1/12		35	33
Tenneco, Inc. 8.625% 11/15/14		5,980	5,965
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		3,753	4,025
11% 2/15/13		2,988	3,272
United Components, Inc. 9.375% 6/15/13		360	356
Visteon Corp. 7% 3/10/14		2,390	1,960
			19,507
Automobiles - 0.0%
Fiat Finance & Trade Ltd. 5.625% 11/15/11	EUR	1,300	1,605
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15 (f)		840	838
Service Corp. International (SCI):
6.75% 4/1/16		2,800	2,590
8% 6/15/17 (f)(h)		2,420	2,275
			5,703
Hotels, Restaurants & Leisure - 2.2%
Carrols Corp. 9% 1/15/13		4,095	4,075
Festival Fun Parks LLC 10.875% 4/15/14 (f)		2,725	2,698
Galaxy Entertainment Finance Co. Ltd.:
9.875% 12/15/12 (f)		1,110	1,157
10.42% 12/15/10 (f)(h)		1,470	1,538
Corporate Bonds - continued
		Principal Amount (000s) (l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Gaylord Entertainment Co.:
6.75% 11/15/14		$ 9,210	$ 8,588
8% 11/15/13		920	929
Herbst Gaming, Inc.:
7% 11/15/14		2,500	2,400
8.125% 6/1/12		835	843
ITT Corp. 7.375% 11/15/15		2,560	2,598
Kerzner International Ltd. 6.75% 10/1/15		7,250	7,567
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		2,935	2,730
Mandalay Resort Group:
6.375% 12/15/11		4,220	4,035
6.5% 7/31/09		1,995	1,968
MGM MIRAGE:
6% 10/1/09		1,050	1,021
6.625% 7/15/15		3,140	2,936
6.75% 9/1/12		1,310	1,267
6.75% 4/1/13 (f)		2,230	2,144
6.875% 4/1/16 (f)		8,230	7,746
8.5% 9/15/10		435	453
Mohegan Tribal Gaming Authority 6.875% 2/15/15		2,140	2,017
MTR Gaming Group, Inc. 9% 6/1/12 (f)		980	1,000
Penn National Gaming, Inc. 6.75% 3/1/15		1,375	1,286
Scientific Games Corp. 6.25% 12/15/12		660	617
Speedway Motorsports, Inc. 6.75% 6/1/13		3,495	3,408
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07		1,480	1,487
7.875% 5/1/12		985	1,018
Station Casinos, Inc.:
6% 4/1/12		1,790	1,669
6.5% 2/1/14		5,000	4,669
Town Sports International Holdings, Inc. 0% 2/1/14 (d)		5,035	3,990
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		2,555	2,782
Vail Resorts, Inc. 6.75% 2/15/14		5,060	4,858
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)		1,070	728
9% 1/15/12		575	587
Corporate Bonds - continued
		Principal Amount (000s) (l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)		$ 472	$ 500
Wheeling Island Gaming, Inc. 10.125% 12/15/09		735	760
			88,069
Household Durables - 0.5%
D.R. Horton, Inc. 7.875% 8/15/11		170	178
Fortune Brands, Inc. 4% 1/30/13	EUR	1,100	1,330
Goodman Global Holdings, Inc. 8.3294% 6/15/12 (h)		3,082	3,101
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		730	683
6.25% 1/15/15		1,120	983
7.75% 5/15/13		5,070	4,639
Kimball Hill, Inc. 10.5% 12/15/12		2,210	2,055
Meritage Homes Corp. 6.25% 3/15/15		1,790	1,504
Technical Olympic USA, Inc.:
7.5% 1/15/15		2,535	2,117
10.375% 7/1/12		760	730
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (f)		4,285	4,306
			21,626
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		720	706
Media - 3.6%
AMC Entertainment, Inc. 11% 2/1/16		2,610	2,812
CanWest Media, Inc. 8% 9/15/12		860	866
CCH I Holdings LLC/CCH I Capital Corp. 11.75% 5/15/14		830	527
CCH I LLC/CCH I Capital Corp. 11% 10/1/15		8,148	6,967
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp.:
10.25% 9/15/10		6,750	6,558
CSC Holdings, Inc.:
7.25% 4/15/12 (f)(h)		7,060	6,831
7.625% 4/1/11		2,580	2,574
7.625% 7/15/18		22,500	22,275
7.875% 2/15/18		15,015	15,015
EchoStar DBS Corp.:
6.375% 10/1/11		3,705	3,543
Corporate Bonds - continued
		Principal Amount (000s) (l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
EchoStar DBS Corp.: - continued
6.625% 10/1/14		$ 9,095	$ 8,527
Globo Comunicacoes e Participacoes SA:
(Reg. S) 7.375% 10/20/11 (e)		8,630	8,619
7.375% 10/20/11 (e)(f)		68	67
Haights Cross Communications, Inc. 12.5% 8/15/11 (d)		1,550	837
Houghton Mifflin Co.:
0% 10/15/13 (d)		5,985	4,938
8.25% 2/1/11		1,905	1,917
9.875% 2/1/13		6,890	7,097
iesy Repository GmbH 10.375% 2/15/15 (f)		2,970	2,822
Liberty Media Corp.:
5.7% 5/15/13		8,315	7,556
8.5% 7/15/29		5,320	5,174
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	9
PanAmSat Corp.:
6.375% 1/15/08		490	486
9% 8/15/14		2,860	2,917
9% 6/15/16 (f)(g)		2,240	2,262
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (f)		3,280	3,428
10.375% 9/1/14 (f)		11,090	12,227
Sun Media Corp. Canada 7.625% 2/15/13		635	648
Vertis, Inc.:
10.875% 6/15/09		3,775	3,709
13.5% 12/7/09 (f)		500	415
Videotron Ltee 6.875% 1/15/14		550	523
			142,146
Multiline Retail - 0.3%
Marks & Spencer Group PLC 5.125% 11/7/06	EUR	2,000	2,574
Neiman Marcus Group, Inc.:
9% 10/15/15 (f)		4,940	5,144
10.375% 10/15/15 (f)		2,015	2,126
			9,844
Specialty Retail - 0.3%
AutoNation, Inc.:
7% 4/15/14 (f)		4,715	4,597
Corporate Bonds - continued
		Principal Amount (000s) (l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoNation, Inc.: - continued
7.0447% 4/15/13 (f)(h)		$ 1,000	$ 998
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14 (f)		4,430	4,297
			9,892
Textiles, Apparel & Luxury Goods - 0.3%
AAC Group Holding Corp. 0% 10/1/12 (d)		3,925	3,062
Levi Strauss & Co.:
8.875% 4/1/16 (f)		4,460	4,237
9.75% 1/15/15		3,880	3,899
			11,198
TOTAL CONSUMER DISCRETIONARY			310,296
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.2%
Rite Aid Corp.:
6.875% 8/15/13		300	259
6.875% 12/15/28 (f)		2,090	1,536
7.7% 2/15/27		6,510	5,403
			7,198
Food Products - 0.3%
Dean Foods Co.:
6.625% 5/15/09		90	90
6.9% 10/15/17		979	918
Hines Nurseries, Inc. 10.25% 10/1/11		370	352
Michael Foods, Inc. 8% 11/15/13		420	413
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		900	909
NPI Merger Corp.:
9.23% 10/15/13 (f)(h)		710	723
10.75% 4/15/14 (f)		820	844
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08		1,909	1,909
Reddy Ice Holdings, Inc. 0% 11/1/12 (d)		3,250	2,633
Swift & Co.:
10.125% 10/1/09		915	929
Corporate Bonds - continued
		Principal Amount (000s) (l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Swift & Co.: - continued
12.5% 1/1/10		$ 1,400	$ 1,414
Tate & Lyle International Finance PLC 5.75% 10/6/06	EUR	800	1,030
			12,164
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		260	265
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	461
Tobacco - 0.0%
BAT Holdings BV 4.375% 9/15/14	EUR	1,500	1,837
TOTAL CONSUMER STAPLES			21,925
ENERGY - 4.7%
Energy Equipment & Services - 0.7%
CHC Helicopter Corp. 7.375% 5/1/14		6,185	5,845
Hanover Compressor Co.:
7.5% 4/15/13		530	513
8.625% 12/15/10		490	502
9% 6/1/14		4,260	4,398
Ocean Rig Norway AS 8.375% 7/1/13 (f)		1,020	1,046
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		10,005	11,327
Seabulk International, Inc. 9.5% 8/15/13		3,290	3,635
			27,266
Oil, Gas & Consumable Fuels - 4.0%
ANR Pipeline, Inc.:
7.375% 2/15/24		2,165	2,062
8.875% 3/15/10		2,520	2,621
Atlas Pipeline Partners LP/Atlas Pipeline Partners Finance Corp. 8.125% 12/15/15 (f)		4,710	4,710
Chaparral Energy, Inc. 8.5% 12/1/15 (f)		2,530	2,524
Chesapeake Energy Corp.:
6.5% 8/15/17		8,855	8,124
6.875% 11/15/20		4,255	3,936
7% 8/15/14		865	841
7.5% 6/15/14		850	848
7.625% 7/15/13		4,500	4,517
Corporate Bonds - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Colorado Interstate Gas Co. 6.8% 11/15/15		$ 5,320	$ 5,140
El Paso Production Holding Co. 7.75% 6/1/13		4,000	4,040
Encore Acquisition Co. 6.25% 4/15/14		1,500	1,386
Energy Partners Ltd. 8.75% 8/1/10		3,530	3,451
EXCO Resources, Inc. 7.25% 1/15/11		570	537
Forest Oil Corp. 8% 12/15/11		480	491
Gaz Capital SA Luxembourg 7.8% 9/27/10	EUR	1,400	1,965
Grupo TMM SA de CV 10.5% 8/1/07 (f)		1,617	1,625
Harvest Operations Corp. 7.875% 10/15/11		1,170	1,112
Houston Exploration Co. 7% 6/15/13		410	402
InterNorth, Inc. 9.625% 3/15/06 (c)		935	318
Massey Energy Co. 6.875% 12/15/13		2,350	2,186
MOL Hungarian Oil & Gas 3.875% 10/5/15	EUR	700	775
Northwest Pipeline Corp.:
6.625% 12/1/07		285	285
8.125% 3/1/10		400	420
Pan American Energy LLC 7.125% 10/27/09 (f)		2,475	2,438
Pemex Project Funding Master Trust:
5.5% 2/24/25 (f)	EUR	750	875
7.75% 9/28/49		14,614	14,304
8.625% 2/1/22		5,490	6,176
Petrobras Energia SA 9.375% 10/30/13		2,495	2,607
Petrohawk Energy Corp. 9.125% 7/15/13 (f)(g)		6,000	5,970
Petrozuata Finance, Inc.:
7.63% 4/1/09 (f)		3,732	3,704
8.22% 4/1/17 (f)		4,515	4,289
Plains Exploration & Production Co. 8.75% 7/1/12		1,610	1,674
Pogo Producing Co.:
6.875% 10/1/17		4,290	3,947
7.875% 5/1/13 (f)		2,605	2,612
Range Resources Corp. 7.375% 7/15/13		2,190	2,157
Ship Finance International Ltd. 8.5% 12/15/13		7,015	6,734
Southern Star Central Corp. 6.75% 3/1/16 (f)		1,560	1,486
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (f)		1,220	1,177
Teekay Shipping Corp. 8.875% 7/15/11		3,330	3,480
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	508
7.5% 4/1/17		7,600	7,676
Corporate Bonds - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tennessee Gas Pipeline Co.: - continued
7.625% 4/1/37		$ 1,035	$ 996
8.375% 6/15/32		1,155	1,224
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		330	336
8.875% 7/15/12		1,455	1,608
Venoco, Inc. 8.75% 12/15/11		1,470	1,419
Vintage Petroleum, Inc. 8.25% 5/1/12		1,000	1,058
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (f)		1,820	1,804
Williams Companies, Inc.:
6.375% 10/1/10 (f)		7,650	7,440
7.625% 7/15/19		7,152	7,250
7.75% 6/15/31		230	227
7.875% 9/1/21		1,880	1,908
8.75% 3/15/32		1,245	1,355
YPF SA:
10% 11/2/28		4,210	4,805
yankee 9.125% 2/24/09		2,755	2,851
			160,411
TOTAL ENERGY			187,677
FINANCIALS - 4.4%
Capital Markets - 0.2%
Bank of Scotland International Australia Ltd. 4.4614% 9/7/06 (h)	CAD	1,500	1,344
E*TRADE Financial Corp. 7.375% 9/15/13		4,570	4,547
Mizuho Capital Investment Europe 1 Ltd. 5.02% (h)	EUR	800	1,004
			6,895
Commercial Banks - 1.1%
Australia & New Zealand Banking Group Ltd. 4.6186% 12/29/06 (h)	CAD	1,500	1,344
Banco Nacional de Desenvolvimento Economico e Social 5.727% 6/16/08 (h)		2,915	2,864
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (h)	EUR	1,150	1,419
BIE Bank & Trust Ltd. 16.8% 3/13/07	BRL	5,690	2,644
Commonwealth Bank of Australia 4.4229% 11/28/06 (h)	CAD	1,750	1,568
Corporate Bonds - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Dresdner Bank AG 10.375% 8/17/09 (f)		$ 6,340	$ 6,760
European Investment Bank 4% 10/15/37	EUR	2,600	3,050
Kazkommerts International BV 5.125% 3/23/11	EUR	1,750	2,166
Korea Development Bank (Reg.) 0.87% 6/28/10	JPY	600,000	5,065
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		3,585	3,477
Rabobank Nederland 4.3286% 2/23/07 (h)	CAD	250	224
Shinsei Bank Ltd. 3.75% 2/23/16 (h)	EUR	1,250	1,537
Standard Chartered Bank PLC 3.625% 2/3/17 (e)	EUR	385	471
Sumitomo Mitsui Banking Corp. (Reg. S) 4.375% 10/15/49 (h)	EUR	2,000	2,406
UBS Luxembourg SA 8% 2/11/10		3,200	3,188
Vimpel Communications 10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		6,185	6,525
			44,708
Consumer Finance - 1.3%
Ford Credit Europe PLC 4.061% 9/30/09 (h)	EUR	1,500	1,741
Ford Motor Credit Co. 6.625% 6/16/08		7,650	7,281
General Motors Acceptance Corp.:
6% 10/16/06	EUR	2,000	2,558
6.75% 12/1/14		9,520	8,758
6.875% 9/15/11		5,190	4,943
6.875% 8/28/12		6,460	6,086
8% 11/1/31		19,175	18,264
			49,631
Diversified Financial Services - 0.6%
Canada Housing Trust No. 1 4.65% 9/15/09	CAD	16,600	14,904
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		955	925
Citigroup, Inc. 4.25% 2/25/30 (h)	EUR	1,500	1,715
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,056	2,167
MUFG Capital Finance 2 Ltd. 4.85% (h)	EUR	1,300	1,580
MUFG Capital Finance 3 Ltd. 2.68% (h)	JPY	150,000	1,269
Red Arrow International Leasing 8.375% 6/30/12	RUB	33,077	1,254
			23,814
Insurance - 0.2%
Amlin PLC 6.5% 12/19/26 (h)	GBP	1,000	1,768
Corporate Bonds - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Brit Insurance Holdings PLC 6.625% 12/9/30 (h)	GBP	500	$ 885
Eureko BV 5.125% (h)	EUR	1,500	1,891
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (h)	EUR	1,200	1,432
Wuerttembergische Lebens AG 5.375% 6/1/26 (h)	EUR	800	986
			6,962
Real Estate Investment Trusts - 0.4%
BF Saul REIT 7.5% 3/1/14		$ 3,400	3,451
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (f)		6,640	6,492
Senior Housing Properties Trust:
7.875% 4/15/15		2,641	2,681
8.625% 1/15/12		4,370	4,632
			17,256
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		3,630	3,489
8.125% 6/1/12		4,955	4,992
			8,481
Thrifts & Mortgage Finance - 0.4%
Residential Capital Corp.:
6.375% 6/30/10		6,985	6,890
6.875% 6/30/15		3,885	3,881
6.8983% 4/17/09 (f)(h)		6,640	6,615
			17,386
TOTAL FINANCIALS			175,133
HEALTH CARE - 0.9%
Health Care Providers & Services - 0.6%
AmeriPath, Inc. 10.5% 4/1/13		2,805	2,938
CRC Health Group, Inc. 10.75% 2/1/16 (f)		1,880	1,913
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,010
HCA, Inc.:
5.75% 3/15/14		745	665
6.75% 7/15/13		5,015	4,795
LifeCare Holdings, Inc. 9.25% 8/15/13		2,215	1,551
Corporate Bonds - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Psychiatric Solutions, Inc. 10.625% 6/15/13		$ 197	$ 218
Rural/Metro Corp. 9.875% 3/15/15		1,355	1,396
Skilled Healthcare Group, Inc. 11% 1/15/14 (f)		5,480	5,809
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,040	3,101
U.S. Oncology, Inc. 9% 8/15/12		1,300	1,349
			24,745
Life Sciences Tools & Services - 0.1%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,788
Polypore, Inc. 8.75% 5/15/12		1,675	1,587
			3,375
Pharmaceuticals - 0.2%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		1,585	1,518
Leiner Health Products, Inc. 11% 6/1/12		1,885	1,781
VWR International, Inc.:
6.875% 4/15/12		115	109
8% 4/15/14		3,647	3,556
			6,964
TOTAL HEALTH CARE			35,084
INDUSTRIALS - 2.2%
Aerospace & Defense - 0.1%
Hexcel Corp. 6.75% 2/1/15		2,350	2,280
Orbimage Holdings, Inc. 14.2% 7/1/12 (f)(h)		1,720	1,862
			4,142
Airlines - 0.4%
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18		88	83
6.9% 7/2/18		661	625
8.312% 10/2/12		470	454
8.388% 5/1/22		784	760
9.798% 4/1/21		2,765	2,882
Delta Air Lines, Inc.:
7.9% 12/15/09 (c)		12,630	3,648
8.3% 12/15/29 (c)		1,900	551
10% 8/15/08 (c)		750	203
Corporate Bonds - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10		$ 1,280	$ 1,285
Northwest Airlines Corp. 10% 2/1/09 (c)		1,465	703
Northwest Airlines, Inc.:
7.875% 3/15/08 (c)		1,065	535
8.875% 6/1/06 (c)		1,355	650
10.5% 4/1/09 (c)		173	69
Northwest Airlines, Inc. pass thru trust certificates:
7.248% 7/2/14		487	149
7.95% 9/1/16		23	23
8.07% 1/2/15		1,320	1,281
NWA Trust 10.23% 6/21/14		239	229
			14,130
Building Products - 0.0%
ACIH, Inc. 0% 12/15/12 (d)(f)		300	238
NTK Holdings, Inc. 0% 3/1/14 (d)		410	296
			534
Commercial Services & Supplies - 0.3%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		160	154
Allied Security Escrow Corp. 11.375% 7/15/11		2,255	2,190
Allied Waste North America, Inc.:
6.5% 11/15/10		830	799
7.125% 5/15/16 (f)		3,240	3,062
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		1,640	1,443
9.25% 5/1/21		680	694
FTI Consulting, Inc. 7.625% 6/15/13		720	727
Mac-Gray Corp. 7.625% 8/15/15		680	683
R.H. Donnelley Finance Corp. I 10.875% 12/15/12 (f)		550	603
Williams Scotsman, Inc. 8.5% 10/1/15		2,850	2,814
			13,169
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		1,250	1,256
Electrical Equipment - 0.2%
General Cable Corp. 9.5% 11/15/10		3,055	3,192
Corporate Bonds - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - continued
Polypore, Inc. 0% 10/1/12 (d)		$ 5,840	$ 3,884
Sensus Metering Systems, Inc. 8.625% 12/15/13		900	878
			7,954
Machinery - 0.1%
Chart Industries, Inc. 9.125% 10/15/15 (f)		1,160	1,189
Cummins, Inc. 7.125% 3/1/28		2,250	2,133
Invensys PLC 9.875% 3/15/11 (f)		295	320
			3,642
Marine - 0.3%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15		539	590
H-Lines Finance Holding Corp. 0% 4/1/13 (d)		1,424	1,225
OMI Corp. 7.625% 12/1/13		6,125	6,110
Ultrapetrol Bahamas Ltd. 9% 11/24/14		1,795	1,616
			9,541
Road & Rail - 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.576% 5/15/14 (f)(h)		510	511
7.625% 5/15/14 (f)		1,340	1,307
7.75% 5/15/16 (f)		1,280	1,245
Hertz Corp. 8.875% 1/1/14 (f)		3,820	3,916
Kansas City Southern Railway Co.:
7.5% 6/15/09		3,165	3,181
9.5% 10/1/08		1,350	1,411
TFM SA de CV:
9.375% 5/1/12		6,450	6,837
yankee 10.25% 6/15/07		865	891
			19,299
Trading Companies & Distributors - 0.3%
Ahern Rentals, Inc. 9.25% 8/15/13		550	556
Ashtead Holdings PLC 8.625% 8/1/15 (f)		1,190	1,211
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (f)		9,840	10,578
			12,345
TOTAL INDUSTRIALS			86,012
Corporate Bonds - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 3.8%
Communications Equipment - 0.9%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14 (f)		$ 6,290	$ 6,227
L-3 Communications Corp. 6.375% 10/15/15		3,840	3,667
Lucent Technologies, Inc.:
6.45% 3/15/29		12,535	10,592
6.5% 1/15/28		3,740	3,160
Nortel Networks Corp.:
9.7581% 7/15/11 (f)(h)		3,760	3,826
10.125% 7/15/13 (f)		3,730	3,795
10.75% 7/15/16 (f)		3,760	3,863
			35,130
Electronic Equipment & Instruments - 0.3%
Altra Industrial Motion, Inc. 9% 12/1/11		970	970
Celestica, Inc. 7.875% 7/1/11		12,340	12,001
			12,971
IT Services - 0.8%
Iron Mountain, Inc.:
6.625% 1/1/16		10,955	9,777
7.75% 1/15/15		4,830	4,637
8.25% 7/1/11		535	532
8.625% 4/1/13		2,900	2,915
SunGard Data Systems, Inc.:
9.125% 8/15/13 (f)		5,280	5,498
9.4306% 8/15/13 (f)(h)		2,830	2,972
10.25% 8/15/15 (f)		6,955	7,233
			33,564
Office Electronics - 0.9%
Xerox Capital Trust I 8% 2/1/27		4,585	4,631
Xerox Corp.:
6.4% 3/15/16		8,000	7,560
6.875% 8/15/11		3,240	3,208
7.125% 6/15/10		3,720	3,753
7.2% 4/1/16		3,345	3,320
7.625% 6/15/13		12,425	12,518
			34,990
Semiconductors & Semiconductor Equipment - 0.8%
Amkor Technology, Inc. 9.25% 6/1/16		2,955	2,792
Corporate Bonds - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Avago Technologies Finance Ltd.:
10.7306% 6/1/13 (f)(h)		$ 4,560	$ 4,777
11.875% 12/1/15 (f)		5,150	5,588
Freescale Semiconductor, Inc. 7.125% 7/15/14		11,740	11,857
New ASAT Finance Ltd. 9.25% 2/1/11		2,100	1,743
Viasystems, Inc. 10.5% 1/15/11		4,065	4,024
			30,781
Software - 0.1%
SERENA Software, Inc. 10.375% 3/15/16 (f)		4,105	4,146
TOTAL INFORMATION TECHNOLOGY			151,582
MATERIALS - 3.0%
Chemicals - 0.8%
America Rock Salt Co. LLC 9.5% 3/15/14		3,940	3,979
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14		8,045	8,729
Braskem SA:
(Reg. S) 11.75% 1/22/14		1,185	1,333
11.75% 1/22/14 (f)		325	366
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (d)		1,380	1,083
Series B, 0% 10/1/14 (d)		12,655	9,808
Huntsman LLC 11.625% 10/15/10		466	516
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)		6,095	5,257
Lyondell Chemical Co. 11.125% 7/15/12		930	1,011
Phibro Animal Health Corp. 13% 12/1/07 unit		1,575	1,638
			33,720
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13		630	628
Containers & Packaging - 0.5%
AEP Industries, Inc. 7.875% 3/15/13		640	627
BWAY Corp. 10% 10/15/10		1,175	1,237
Constar International, Inc. 11% 12/1/12		2,085	1,564
Crown Cork & Seal Finance PLC yankee 7% 12/15/06		830	832
Crown Cork & Seal, Inc.:
7.375% 12/15/26		355	310
7.5% 12/15/96		3,685	2,893
8% 4/15/23		2,980	2,757
Corporate Bonds - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		$ 895	$ 828
7.75% 5/15/11		320	322
8.25% 5/15/13		3,390	3,407
8.75% 11/15/12		2,325	2,418
8.875% 2/15/09		1,170	1,199
Sealed Air Finance 5.625% 7/19/06	EUR	250	320
Tekni-Plex, Inc. 10.875% 8/15/12 (f)		980	1,068
			19,782
Metals & Mining - 1.5%
AK Steel Corp. 7.75% 6/15/12		3,055	2,994
Compass Minerals International, Inc.:
0% 12/15/12 (d)		1,330	1,267
0% 6/1/13 (d)		2,260	2,062
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		5,830	6,209
CSN Islands X Corp. (Reg. S) 9.5% 7/14/49		5,795	5,752
Edgen Acquisition Corp. 9.875% 2/1/11		1,340	1,327
Evraz Securities SA 10.875% 8/3/09		6,600	7,128
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		4,200	4,043
10.125% 2/1/10		740	781
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		1,335	1,442
Gerdau SA 8.875% (f)		2,590	2,525
International Steel Group, Inc. 6.5% 4/15/14		10,550	9,996
Ispat Inland ULC 9.75% 4/1/14		932	1,025
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09		4,570	4,547
RathGibson, Inc. 11.25% 2/15/14 (f)		5,905	6,023
Steel Dynamics, Inc.:
9.5% 3/15/09		2,155	2,242
			59,363
Paper & Forest Products - 0.2%
Georgia-Pacific Corp. 8% 1/15/24		1,125	1,080
Millar Western Forest Products Ltd. 7.75% 11/15/13		1,835	1,404
NewPage Corp.:
10.93% 5/1/12 (h)		1,770	1,929
Corporate Bonds - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
NewPage Corp.: - continued
12% 5/1/13		$ 1,930	$ 1,998
P.H. Glatfelter Co. 7.125% 5/1/16 (f)		550	542
			6,953
TOTAL MATERIALS			120,446
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 3.9%
AT&T Corp. 7.75% 11/21/06 (h)	EUR	1,250	1,613
Citizens Communications Co. 9% 8/15/31		6,725	6,826
Embarq Corp.:
6.738% 6/1/13		2,509	2,501
7.082% 6/1/16		1,116	1,110
7.995% 6/1/36		8,700	8,744
Empresa Brasileira de Telecomm SA 11% 12/15/08		4,046	4,390
Eschelon Operating Co. 8.375% 3/15/10		2,196	2,092
Level 3 Financing, Inc.:
11.4238% 3/15/11 (f)(h)		3,050	3,119
12.25% 3/15/13 (f)		9,580	10,179
Mobifon Holdings BV 12.5% 7/31/10		7,225	8,092
New Skies Satellites BV:
9.125% 11/1/12		3,145	3,326
10.4144% 11/1/11 (h)		750	774
Nordic Telephone Co. Holdings Aps 8.875% 5/1/16 (f)		1,830	1,857
NTL Cable PLC 8.75% 4/15/14		6,865	6,796
PanAmSat Holding Corp. 0% 11/1/14 (d)		5,375	3,924
Qwest Capital Funding, Inc.:
7.625% 8/3/21		370	346
7.75% 2/15/31		370	346
Qwest Corp.:
7.875% 9/1/11		2,980	2,995
8.5794% 6/15/13 (h)		9,470	10,015
8.875% 3/15/12		25,740	27,156
Telecom Egypt SAE:
10.7% 2/4/10 (h)	EGP	3,565	612
10.95% 2/4/10	EGP	3,565	635
Telefonica de Argentina SA 9.125% 11/7/10		5,952	6,041
Corporate Bonds - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telenet Group Holding NV 0% 6/15/14 (d)(f)		$ 10,537	$ 8,930
U.S. West Capital Funding, Inc.:
6.5% 11/15/18		285	251
6.875% 7/15/28		1,855	1,595
U.S. West Communications:
6.875% 9/15/33		13,988	12,100
7.125% 11/15/43		220	196
7.2% 11/10/26		3,115	2,905
7.25% 9/15/25		1,780	1,655
7.25% 10/15/35		3,210	2,921
7.5% 6/15/23		1,880	1,777
8.875% 6/1/31		340	347
Wind Acquisition Finance SA 10.75% 12/1/15 (f)		3,720	3,943
Windstream Corp. 8.625% 8/1/16 (f)(g)		4,120	4,202
			154,311
Wireless Telecommunication Services - 2.4%
American Tower Corp. 7.125% 10/15/12		10,745	10,987
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		7,015	7,366
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		2,460	2,386
Digicel Ltd. 9.25% 9/1/12 (f)		1,880	1,936
Inmarsat Finance PLC 7.625% 6/30/12		414	424
Intelsat Ltd.:
6.5% 11/1/13		4,545	3,483
7.625% 4/15/12		8,785	7,434
9.25% 6/15/16 (f)(g)		2,240	2,310
11.25% 6/15/16 (f)(g)		5,990	6,125
Intelsat Subsidiary Holding Co. Ltd. 9.6138% 1/15/12 (h)		4,860	4,921
Millicom International Cellular SA 10% 12/1/13		5,695	6,321
Mobile Telesystems Finance SA 8.375% 10/14/10 (f)		10,795	10,782
Nextel Communications, Inc.:
5.95% 3/15/14		1,150	1,121
6.875% 10/31/13		6,365	6,556
7.375% 8/1/15		15,530	15,978
Rogers Communications, Inc. 8.4544% 12/15/10 (h)		1,740	1,788
Corporate Bonds - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telecom Personal SA 9.25% 12/22/10 (f)		$ 5,590	$ 5,534
UbiquiTel Operating Co. 9.875% 3/1/11		1,705	1,854
			97,306
TOTAL TELECOMMUNICATION SERVICES			251,617
UTILITIES - 1.3%
Electric Utilities - 0.4%
AES Gener SA 7.5% 3/25/14		3,410	3,419
Chivor SA E.S.P. 9.75% 12/30/14 (f)		3,255	3,499
Edison Mission Energy:
7.5% 6/15/13 (f)		3,710	3,617
7.75% 6/15/16 (f)		3,710	3,613
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10		1,170	1,170
			15,318
Gas Utilities - 0.7%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp. 7.125% 5/20/16		6,000	5,768
Dynegy Holdings, Inc. 8.375% 5/1/16 (f)		2,090	2,059
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	6,983
8% 3/1/32		4,170	4,358
8.875% 3/15/10		2,600	2,704
Transportadora de Gas del Sur SA (Reg. S) 6.5% 12/15/10 (e)		6,022	5,812
			27,684
Independent Power Producers & Energy Traders - 0.1%
Enron Corp.:
6.4% 7/15/06 (c)		545	185
6.625% 11/15/05 (c)		2,200	748
6.725% 11/17/08 (c)(h)		684	227
6.75% 8/1/09 (c)		550	187
6.875% 10/15/07 (c)		1,330	452
6.95% 7/15/28 (c)		1,204	400
7.125% 5/15/07 (c)		235	80
7.375% 5/15/19 (c)		1,400	476
7.875% 6/15/03 (c)		235	80
Corporate Bonds - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Enron Corp.: - continued
8.375% 5/23/05 (c)		$ 2,500	$ 838
9.125% 4/1/03 (c)		50	17
9.875% 6/15/03 (c)		220	75
Tenaska Alabama Partners LP 7% 6/30/21 (f)		1,148	1,114
			4,879
Multi-Utilities - 0.1%
Aquila, Inc. 14.875% 7/1/12		1,615	2,136
TECO Energy, Inc. 6.75% 5/1/15		1,020	1,020
Utilicorp United, Inc. 9.95% 2/1/11 (h)		39	43
			3,199
TOTAL UTILITIES			51,080
TOTAL NONCONVERTIBLE BONDS			1,390,852
TOTAL CORPORATE BONDS (Cost $1,399,117)			1,395,013
U.S. Government and Government Agency Obligations - 24.4%

U.S. Government Agency Obligations - 9.8%
Fannie Mae:
3.25% 1/15/08		58,580	56,677
3.25% 2/15/09		6,040	5,720
4.25% 5/15/09		9,450	9,157
4.5% 10/15/08		16,934	16,599
4.625% 1/15/08		13,254	13,086
4.625% 10/15/13		248	235
4.75% 12/15/10		83,058	80,692
4.875% 4/15/09		43,850	43,203
5.125% 1/2/14		1,380	1,324
6.125% 3/15/12		900	927
6.25% 2/1/11		380	389
6.375% 6/15/09		16,590	17,002
Federal Home Loan Bank:
4.5% 10/14/08		5,975	5,854
5.8% 9/2/08		1,680	1,687
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Freddie Mac:
4% 8/17/07		$ 521	$ 512
4.125% 4/2/07		3,824	3,785
4.125% 10/18/10		65,000	61,637
4.25% 7/15/09		22,489	21,754
4.875% 2/17/09		9,051	8,932
4.875% 11/15/13		4,100	3,945
5.125% 4/18/08		14,000	13,914
5.25% 7/18/11		18,440	18,237
Private Export Funding Corp.:
secured 5.685% 5/15/12		1,285	1,295
4.974% 8/15/13		1,515	1,462
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		1,518	1,468
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			389,493
U.S. Treasury Inflation Protected Obligations - 3.6%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		22,862	21,567
1.875% 7/15/13		50,661	48,666
2% 1/15/14		22,567	21,781
2.375% 4/15/11		51,760	51,553
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			143,567
U.S. Treasury Obligations - 11.0%
U.S. Treasury Bonds 6.125% 8/15/29		82,650	91,896
U.S. Treasury Notes:
3.75% 5/15/08		97,629	95,149
4% 3/15/10		4,715	4,540
4.25% 11/15/13		7,930	7,504
4.25% 8/15/14		67,500	63,569
4.25% 11/15/14		40,920	38,484
4.25% 8/15/15		10,000	9,357
4.5% 2/15/09		50,000	49,209
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.5% 11/15/15		$ 30,500	$ 29,051
4.75% 5/15/14		50,662	49,421
TOTAL U.S. TREASURY OBLIGATIONS			438,180
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $999,922)			971,240
U.S. Government Agency - Mortgage Securities - 1.5%

Fannie Mae - 1.4%
4% 5/1/19		35	32
4.5% 12/1/18		6,781	6,437
4.614% 7/1/34 (h)		5,279	5,228
4.761% 11/1/33 (h)		4,021	3,968
4.782% 6/1/35 (h)		1,907	1,864
4.882% 7/1/34 (h)		1,906	1,877
4.895% 11/1/35 (h)		2,708	2,679
5% 3/1/18 to 7/1/35		5,080	4,880
5.035% 5/1/35 (h)		3,589	3,531
5.5% 5/1/11 to 11/1/35		21,431	21,055
5.916% 1/1/36 (h)		548	546
6% 8/1/13 to 1/1/26		99	99
6.5% 6/1/24 to 3/1/35		1,778	1,793
7% 9/1/25		5	5
7.5% 1/1/28		86	90
TOTAL FANNIE MAE			54,084
Freddie Mac - 0.1%
4.704% 9/1/35 (h)		5,600	5,501
8.5% 3/1/20		23	25
TOTAL FREDDIE MAC			5,526
Government National Mortgage Association - 0.0%
6% 1/15/09 to 5/15/09		49	50
6.5% 4/15/26 to 5/15/26		50	51
7% 9/15/25 to 8/15/31		118	122
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Government National Mortgage Association - continued
7.5% 2/15/22 to 8/15/28		$ 221	$ 230
8% 9/15/26 to 12/15/26		34	35
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			488
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $61,629)			60,098
Asset-Backed Securities - 0.2%

Affinity PLC Series 2002-A CLass C, 6.57% 5/15/09 (h)	GBP	790	1,468
Driver One GmbH Series 1 Class B, 3.106% 5/21/10 (h)	EUR	360	461
Greene King Finance PLC Series A1, 5.1141% 6/15/31 (h)	GBP	1,000	1,850
Lambda Finance BV Series 2005-1X Class C1, 5.79% 11/15/29 (h)	GBP	500	928
Punch Taverns Finance PLC 4.9469% 4/15/09 (h)	GBP	618	1,144
Sedna Finance Corp.:
3.605% 12/23/14 (h)	EUR	500	640
3.709% 3/15/16 (h)	EUR	1,150	1,476
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	114
TOTAL ASSET-BACKED SECURITIES (Cost $7,847)			8,081
Collateralized Mortgage Obligations - 1.2%

Private Sponsor - 0.2%
EPIC PLC Series BROD Class D, 0% 1/22/16 (h)	EUR	400	512
Granite Mortgages PLC 3.139% 1/20/43 (h)	EUR	400	513
Holmes Financing No. 8 PLC floater Series 3 Class C, 3.357% 7/15/40 (h)	EUR	500	644
Lansdowne Mortgage Securities No. 1 PLC:
Series M1, 3.189% 6/15/45 (h)	EUR	850	1,087
Series M2 Class 3M, 3.379% 6/15/45 (h)	EUR	450	576
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Private Sponsor - continued
Permanent Financing No. 1 PLC 5.1% 6/10/09 (h)	EUR	400	$ 519
RMAC PLC Series 2005-NS4X Class M2A, 5.25% 12/12/43 (h)	GBP	1,700	3,144
TOTAL PRIVATE SPONSOR			6,995
U.S. Government Agency - 1.0%
Fannie Mae planned amortization class:
Series 2003-24 CLass PB, 4.5% 12/25/12		$ 2,351	2,326
Series 2006-64 Class PA, 5.5% 2/25/30		7,625	7,587
Fannie Mae guaranteed REMIC pass thru certificates:
floater Series 2005-45 Class XA, 5.6625% 6/25/35 (h)		8,493	8,477
planned amortization class:
Series 2006-4 Class PB, 6% 9/25/35		6,570	6,575
Series 2006-49 Class CA, 6% 2/25/31		5,329	5,347
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 3013 Class AF, 5.4488% 5/15/35 (h)		9,968	9,933
TOTAL U.S. GOVERNMENT AGENCY			40,245
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $47,185)			47,240
Commercial Mortgage Securities - 0.2%

Immeo Residential Finance PLC Series 1 Class D, 3.709% 3/15/13 (h)	EUR	415	531
Opera Finance PLC 4.8481% 7/31/13 (h)	GBP	1,000	1,853
Real Estate Capital Foundation Ltd. Series 3 Class A, 4.8006% 7/15/16 (h)	GBP	2,000	3,683
Trafford Centre Finance Ltd. 5.465% 4/28/35 (h)	GBP	556	1,025
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,939)			7,092
Foreign Government and Government Agency Obligations - 21.8%
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Arab Republic 8.0203% to 9.7504% 8/22/06 to 2/27/07	EGP	13,955	$ 2,330
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 3,054	2,718
par 1.33% 12/31/38 (h)		22,180	7,985
4.889% 8/3/12 (h)		16,647	15,418
7% 3/28/11		7,295	6,753
Austrian Republic 5% 12/20/24 (f)	CAD	2,000	1,765
Banco Central del Uruguay:
Brady par A 6.75% 2/19/21		1,000	995
value recovery A rights 1/2/21 (j)		1,000,000	0
value recovery B rights 1/2/21 (j)		750,000	0
Brazilian Federative Republic:
6% 9/15/13		2,125	2,057
7.375% 2/3/15	EUR	500	681
8% 1/15/18		9,241	9,768
8.75% 2/4/25		5,290	5,793
10.5% 7/14/14		3,800	4,573
11% 8/17/40		24,870	30,864
12.25% 3/6/30		10,050	14,673
12.75% 1/15/20		4,685	6,676
Canadian Government:
4.5% 9/1/07	CAD	5,000	4,480
5.25% 6/1/12	CAD	42,950	39,891
5.5% 6/1/09	CAD	5,500	5,067
5.75% 6/1/29	CAD	6,750	6,977
Central Bank of Nigeria:
Brady 6.25% 11/15/20		4,750	4,714
promissory note 5.092% 1/5/10		2,417	2,272
warrants 11/15/20 (j)		2,750	179
City of Kiev 8.75% 8/8/08		2,800	2,849
Colombian Republic:
11.75% 3/1/10	COP	6,147,000	2,553
12% 10/22/15	COP	6,051,000	2,610
Danish Kingdom 3.125% 10/15/10	EUR	3,000	3,732
Dominican Republic:
Brady 5.7925% 8/30/09 (h)		2,607	2,596
6.1875% 8/30/24 (h)		12,223	11,581
9.5% 9/27/11		5,448	5,775
Ecuador Republic:
9% 8/15/30 (Reg. S) (e)		7,595	7,310
9.375% 12/15/15 (f)		5,950	5,891
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Ecuador Republic: - continued
euro par 5% 2/28/25		$ 1,545	$ 1,149
Finnish Government 3.875% 9/15/17	EUR	49,700	62,155
French Government:
3% 1/12/11	EUR	42,000	51,884
3.25% 4/25/16	EUR	47,640	56,949
4% 4/25/55	EUR	750	897
German Federal Republic:
3% 4/11/08	EUR	15,400	19,513
5% 7/4/12	EUR	12,670	17,131
Indonesian Republic:
6.75% 3/10/14		5,875	5,787
7.25% 4/20/15 (f)		2,200	2,211
7.25% 4/20/15		650	653
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		1,165	1,078
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		4,750	4,714
Italian Republic 4% 2/1/37	EUR	5,500	6,258
Japan Government:
Real Return Bond:
0.49% 7/20/20 (h)	JPY	1,125,000	9,214
1.22% 11/20/20 (h)	JPY	1,300,000	10,924
0.9% 12/22/08	JPY	200,000	1,747
1.4% 3/21/11	JPY	425,000	3,722
1.5% 3/20/14	JPY	4,615,000	39,540
1.8% 3/20/16	JPY	1,267,000	10,974
2.4% 12/20/34	JPY	750,000	6,403
Lebanon, Republic of:
8.5669% 11/30/09 (f)(h)		1,840	1,925
8.5669% 11/30/09 (h)		5,085	5,320
Pakistan International Sukuk Co. Ltd. 6.95% 1/27/10 (h)		4,355	4,420
Panamanian Republic Brady discount 5.5625% 7/17/26 (h)		1,425	1,425
Peruvian Republic:
3% 3/7/27 (e)		900	596
5.875% 3/7/27 (h)		1,470	1,433
7.35% 7/21/25		3,730	3,562
euro Brady past due interest 5% 3/7/17 (h)		9,895	9,548
Philippine Republic:
5.3203% 12/1/09 (h)		745	730
8.25% 1/15/14		5,445	5,649
8.375% 2/15/11		5,530	5,758
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Philippine Republic: - continued
8.875% 3/17/15		$ 4,860	$ 5,261
9% 2/15/13		7,480	8,050
9.875% 1/15/19		7,375	8,500
10.625% 3/16/25		3,995	4,954
Republic of Iraq 5.8% 1/15/28 (f)		3,780	2,533
Republic of Serbia 3.75% 11/1/24 (e)(f)		565	470
Russian Federation:
5% 3/31/30 (e)(f)		3,900	4,154
5% 3/31/30 (Reg. S) (e)		35,730	38,052
12.75% 6/24/28 (Reg. S)		5,820	9,821
euro 10% 6/26/07		3,175	3,290
State of Qatar 9.75% 6/15/30 (Reg. S)		6,005	8,392
Turkish Republic:
0% 4/9/08	TRY	4,245	1,903
11.75% 6/15/10		13,695	15,407
11.875% 1/15/30		13,030	17,786
13.1525% to 16.4124% 6/27/07	TRY	10,485	5,431
Ukraine Government:
(Reg. S) 6.875% 3/4/11		5,925	5,792
8.235% 8/5/09 (h)		11,025	11,549
United Kingdom, Great Britain & Northern Ireland:
4.25% 3/7/11	GBP	13,000	23,509
4.25% 6/7/32	GBP	850	1,536
4.25% 3/7/36	GBP	8,150	14,840
4.75% 6/7/10	GBP	250	461
4.75% 9/7/15	GBP	4,300	7,966
5% 3/7/25	GBP	670	1,309
8% 6/7/21	GBP	7,800	19,555
8.75% 8/25/17	GBP	515	1,284
United Mexican States:
7.5% 4/8/33		8,085	8,590
8.3% 8/15/31		12,535	14,478
11.5% 5/15/26		4,630	6,790
Uruguay Republic 7.5% 3/15/15		1,820	1,756
Venezuelan Republic:
oil recovery rights 4/15/20 (j)		3,260	111
5.375% 8/7/10		3,415	3,239
6% 12/9/20		2,165	1,873
6.09% 4/20/11 (h)		7,350	7,332
7% 12/1/18 (Reg. S)		2,290	2,198
7.65% 4/21/25		3,300	3,284
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
Venezuelan Republic: - continued
9.25% 9/15/27		$ 5,125	$ 6,035
10.75% 9/19/13		5,560	6,605
13.625% 8/15/18		5,355	7,631
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (e)		2,110	1,646
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $844,300)			868,168
Common Stocks - 0.7%
		Shares
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.0%
Intermet Corp. (a)(k)		113,725	1,304
Diversified Consumer Services - 0.1%
Coinmach Service Corp. unit		330,000	5,425
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit		165,925	2,223
Media - 0.5%
NTL, Inc.		750,369	18,684
NTL, Inc. warrants 1/13/11		6	0
			18,684
TOTAL CONSUMER DISCRETIONARY			27,636
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a)(f)		895	2
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		10,867	271
TOTAL COMMON STOCKS (Cost $24,042)			27,909
Preferred Stocks - 0.1%
		Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%		6,600	$ 201
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%		1,690	1,821
Specialty Retail - 0.0%
GNC Corp. Series A, 12.00%		1,170	1,404
TOTAL CONSUMER DISCRETIONARY			3,225
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fresenius Medical Care Capital Trust II 7.875%		1,260	1,282
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00% (a)		119	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS			4,507
TOTAL PREFERRED STOCKS (Cost $4,312)			4,708
Floating Rate Loans - 3.5%
		Principal Amount (000s)(l)
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.2%
Dana Corp. term loan 7.65% 4/13/08 (h)		$ 340	340
Goodyear Tire & Rubber Co.:
Tranche 2, term loan 7.9544% 4/30/10 (h)		2,235	2,241
Tranche 3, term loan 8.7044% 3/1/11 (h)		3,550	3,577
Lear Corp. term loan 7.9781% 4/25/12 (h)		2,470	2,451
			8,609
Floating Rate Loans - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Automobiles - 0.1%
AM General LLC:
Tranche B1, term loan 9.6758% 11/1/11 (h)		$ 2,210	$ 2,243
Tranche C2, term loan 14.2088% 5/2/12 (h)		1,300	1,339
			3,582
Diversified Consumer Services - 0.0%
Coinmach Corp. Tranche B1, term loan 7.719% 12/19/12 (h)		200	200
Hotels, Restaurants & Leisure - 0.0%
Hilton Head Communications LP Tranche B, term loan 9.5% 3/31/08 (h)		1,800	1,710
Media - 0.3%
Charter Communications Operating LLC Tranche B, term loan 7.755% 4/28/13 (h)		6,242	6,250
CSC Holdings, Inc. Tranche B, term loan 7.0345% 3/29/13 (h)		6,364	6,324
UPC Broadband Holding BV:
Tranche J2, term loan 7.1077% 3/31/13 (h)		525	523
Tranche K2, term loan 7.1077% 12/31/13 (h)		525	523
			13,620
Multiline Retail - 0.1%
Neiman Marcus Group, Inc. term loan 7.77% 4/6/13 (h)		2,316	2,334
Specialty Retail - 0.2%
Toys 'R' US, Inc. term loan 8.1091% 12/9/08 (h)		6,110	6,049
TOTAL CONSUMER DISCRETIONARY			36,104
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 6.7865% 6/5/13 (h)		1,370	1,373
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Coffeyville Resources LLC:
Credit-Linked Deposit 7.9% 7/8/11 (h)		180	180
Tranche 2, term loan 12.1875% 7/8/13 (h)		2,020	2,060
Tranche B1, term loan 7.9456% 7/8/12 (h)		268	268
Helix Energy Solutions Group, Inc. term loan 7.4973% 5/9/13 (h)		1,370	1,367
Floating Rate Loans - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.6238% 10/31/12 (h)		$ 540	$ 545
term loan:
7.3266% 10/31/12 (h)		2,233	2,255
7.4769% 10/31/07 (h)		1,650	1,650
			8,325
FINANCIALS - 0.5%
Diversified Financial Services - 0.4%
MGM Holdings II, Inc. Tranche B, term loan 7.7488% 4/8/12 (h)		2,304	2,313
Olympus Cable Holdings LLC Tranche B, term loan 10.25% 9/30/10 (h)		5,220	5,011
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 6.975% 4/18/12 (h)		4,578	4,578
Tranche C, term loan 6.9833% 4/18/12 (h)		2,654	2,654
			14,556
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 6.86% 12/16/10 (h)		3,820	3,810
Newkirk Master LP Tranche B, term loan 6.8338% 8/11/08 (h)		139	139
			3,949
TOTAL FINANCIALS			18,505
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
DaVita, Inc. Tranche B, term loan 7.1305% 10/5/12 (h)		4,823	4,829
INDUSTRIALS - 0.3%
Airlines - 0.2%
Delta Air Lines, Inc.:
Tranche B, term loan 10.0225% 3/16/08 (h)		250	254
Tranche C, term loan 12.7725% 3/16/08 (h)		4,010	4,130
UAL Corp.:
Tranche B, term loan 8.625% 2/1/12 (h)		3,246	3,283
Floating Rate Loans - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - continued
UAL Corp.: - continued
Tranche DD, term loan 9.125% 2/1/12 (h)		$ 464	$ 469
US Airways Group, Inc. term loan 8.9988% 3/31/11 (h)		560	562
			8,698
Building Products - 0.0%
Mueller Group, Inc. term loan 7.4655% 10/3/12 (h)		144	144
Commercial Services & Supplies - 0.0%
Allied Waste Industries, Inc.:
term loan 6.7593% 1/15/12 (h)		551	549
Tranche A, Credit-Linked Deposit 6.8464% 1/15/12 (h)		214	213
			762
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 7.0638% 10/3/12 (h)		144	144
Machinery - 0.0%
Chart Industries, Inc. Tranche B, term loan 7.1875% 10/17/12 (h)		97	97
Road & Rail - 0.1%
Hertz Corp.:
Credit-Linked Deposit 7.6744% 12/21/12 (h)		143	144
Tranche B, term loan 7.4142% 12/21/12 (h)		1,022	1,025
Tranche DD, term loan 12/21/12 (m)		119	119
			1,288
TOTAL INDUSTRIALS			11,133
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Nortel Networks Corp. Tranche A, term loan:
7.375% 2/15/07 (h)		4,450	4,444
IT Services - 0.3%
SunGard Data Systems, Inc. Tranche B, term loan 7.66% 2/10/13 (h)		10,801	10,841
Software - 0.1%
Infor Global Solutions AG:
Tranche 1, term loan 7.8% 4/18/11 (h)		2,330	2,327
Floating Rate Loans - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Infor Global Solutions AG: - continued
Tranche 2, term loan 12.05% 4/18/12 (h)		$ 1,310	$ 1,336
Tranche 2, term loan 12.3% 4/18/12 (h)		2,160	2,198
			5,861
TOTAL INFORMATION TECHNOLOGY			21,146
MATERIALS - 0.5%
Chemicals - 0.0%
Solutia, Inc. Tranche B, term loan 8.72% 3/31/07 (h)		210	211
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.:
Tranche 2, term loan 8.3% 12/23/13 (h)		6,390	6,446
Tranche B1, term loan 7.3394% 12/23/12 (h)		11,821	11,806
			18,252
TOTAL MATERIALS			18,463
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
NTL Cable PLC term loan 10.3% 3/3/07 (h)		1,600	1,598
Wind Telecomunicazioni Spa:
Tranche 2, term loan 11.2819% 3/21/15 (h)		2,840	2,954
Tranche B, term loan 7.7819% 9/21/13 (h)		1,420	1,432
Tranche C, term loan 8.2819% 9/21/14 (h)		1,420	1,432
Windstream Corp. term loan 7.26% 7/17/11 (h)		4,510	4,524
			11,940
Wireless Telecommunication Services - 0.1%
Crown Castle Operating Co. Tranche B, term loan 7.65% 6/1/14 (h)		2,240	2,251
Leap Wireless International, Inc. Tranche B, term loan 8.2488% 6/16/13 (h)		630	633
			2,884
TOTAL TELECOMMUNICATION SERVICES			14,824
Floating Rate Loans - continued
		Principal Amount (000s)(l)	Value (Note 1) (000s)
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.:
Credit-Linked Deposit 7.4988% 2/1/13 (h)		$ 748	$ 747
term loan 7.2306% 2/1/13 (h)		3,274	3,280
			4,027
TOTAL FLOATING RATE LOANS (Cost $137,845)			138,729
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
- Barclays Bank 6.375% 3/28/13 (h)		194	188
- Citibank 6.375% 3/28/13 (h)		678	658
- Credit Suisse First Boston 6.375% 3/28/13 (h)		3,045	2,954
- Deutsche Bank:
1.204% 3/28/13 (h)	JPY	83,518	690
6.375% 3/28/13 (h)		871	845
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $4,965)			5,335
Commercial Paper - 0.2%

Ebury Finance Ltd. 2.88% 7/10/06	EUR	500	639
Lake Constance Funding Ltd. 2.88% 7/12/06	EUR	5,000	6,390
TOTAL COMMERCIAL PAPER (Cost $6,875)			7,029
Fixed-Income Funds - 2.1%
		Shares
Fidelity Floating Rate Central Investment Portfolio (i) (Cost $82,239)		820,098	82,149
Money Market Funds - 8.2%
		Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 5.11% (b) (Cost $325,023)		325,022,717	$ 325,023
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $3,952,240)			3,947,814
NET OTHER ASSETS - 0.8%			30,950
NET ASSETS - 100%			$ 3,978,764
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
COP	-	Colombian peso
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
TRY	-	New Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $333,070,000 or 8.4% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(j) Quantity represents share amount.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,304,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Intermet Corp.	11/9/05	$ 2,153
(l) Principal amount is stated in United States dollars unless otherwise noted.

(m) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $119,000 and $119,000, respectively. The interest rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5,794
Fidelity Floating Rate Central Investment Portfolio	2,746
Total	$ 8,540

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ 82,231	$ -	$ -	$ 82,149	6.5%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	68.6%
United Kingdom	2.8%
Canada	2.7%
France	2.7%
Brazil	2.4%
Japan	2.2%
Argentina	1.7%
Finland	1.6%
Russia	1.4%
Venezuela	1.4%
Germany	1.3%
Luxembourg	1.3%
Mexico	1.1%
Turkey	1.0%
Others (individually less than 1%)	7.8%
100.0%
The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,544,978)	$ 3,540,642
Affiliated Central Funds (cost $407,262)	407,172
Total Investments (cost $3,952,240)		$ 3,947,814
Cash		926
Foreign currency held at value (cost $5)		5
Receivable for investments sold		13,532
Receivable for fund shares sold		26,748
Dividends receivable		112
Interest receivable		53,251
Prepaid expenses		6
Receivable from investment adviser for expense reductions		10
Other receivables		69
Total assets		4,042,473

Liabilities
Payable for investments purchased Regular delivery	$ 26,168
Delayed delivery	20,413
Payable for fund shares redeemed	11,117
Distributions payable	2,187
Accrued management fee	1,862
Distribution fees payable	1,169
Other affiliated payables	648
Other payables and accrued expenses	145
Total liabilities		63,709

Net Assets		$ 3,978,764
Net Assets consist of:
Paid in capital		$ 3,957,643
Undistributed net investment income		7,097
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		18,344
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(4,320)
Net Assets		$ 3,978,764

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($758,050 ÷ 66,366 shares)	$ 11.42

Maximum offering price per share (100/95.25 of $11.42)	$ 11.99
Class T: Net Asset Value and redemption price per share ($1,690,455 ÷ 148,046 shares)	$ 11.42

Maximum offering price per share (100/96.50 of $11.42)	$ 11.83
Class B: Net Asset Value and offering price per share ($330,260 ÷ 28,857 shares)A	$ 11.44

Class C: Net Asset Value and offering price per share ($584,522 ÷ 51,254 shares)A	$ 11.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($615,477 ÷ 53,458 shares)	$ 11.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 474
Interest		103,827
Income from affiliated Central Funds		8,540
Total income		112,841

Expenses
Management fee	$ 10,668
Transfer agent fees	3,183
Distribution fees	6,826
Accounting fees and expenses	594
Independent trustees' compensation	7
Custodian fees and expenses	173
Registration fees	257
Audit	44
Legal	4
Miscellaneous	17
Total expenses before reductions	21,773
Expense reductions	(74)	21,699
Net investment income		91,142
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,784
Foreign currency transactions	52
Total net realized gain (loss)		19,836
Change in net unrealized appreciation (depreciation) on: Investment securities	(68,024)
Assets and liabilities in foreign currencies	263
Total change in net unrealized appreciation (depreciation)		(67,761)
Net gain (loss)		(47,925)
Net increase (decrease) in net assets resulting from operations		$ 43,217

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 91,142	$ 137,169
Net realized gain (loss)	19,836	7,920
Change in net unrealized appreciation (depreciation)	(67,761)	(65,133)
Net increase (decrease) in net assets resulting from operations	43,217	79,956
Distributions to shareholders from net investment income	(85,480)	(132,248)
Distributions to shareholders from net realized gain	-	(36,255)
Total distributions	(85,480)	(168,503)
Share transactions - net increase (decrease)	544,628	1,236,680
Total increase (decrease) in net assets	502,365	1,148,133

Net Assets
Beginning of period	3,476,399	2,328,266
End of period (including undistributed net investment income of $7,097 and undistributed net investment income of $1,435, respectively)	$ 3,978,764	$ 3,476,399

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.54	$ 11.93	$ 11.63	$ 10.34	$ 10.11	$ 10.12
Income from Investment Operations
Net investment income E	.292	.571	.600	.617	.668	.730
Net realized and unrealized gain (loss)	(.137)	(.255)	.445	1.321	.214	(.081)
Total from investment operations	.155	.316	1.045	1.938	.882	.649
Distributions from net investment income	(.275)	(.551)	(.575)	(.648)	(.652)	(.659)
Distributions from net realized gain	-	(.155)	(.170)	-	-	-
Total distributions	(.275)	(.706)	(.745)	(.648)	(.652)	(.659)
Net asset value, end of period	$ 11.42	$ 11.54	$ 11.93	$ 11.63	$ 10.34	$ 10.11
Total Return B, C, D	1.34%	2.75%	9.31%	19.20%	9.09%	6.53%
Ratios to Average Net Assets F, H
Expenses before reductions	.98% A	.99%	1.00%	1.01%	1.04%	1.07%
Expenses net of fee waivers, if any	.98% A	.99%	1.00%	1.01%	1.04%	1.07%
Expenses net of all reductions	.98% A	.99%	1.00%	1.00%	1.04%	1.07%
Net investment income	5.10% A	4.92%	5.20%	5.58%	6.65%	7.18%
Supplemental Data
Net assets, end of period (in millions)	$ 758	$ 647	$ 372	$ 187	$ 57	$ 33
Portfolio turnover rate G	95% A	109%	94%	153%	111%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central fund.

G Amounts do not include the portfolio activity of the affiliated central fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.54	$ 11.92	$ 11.62	$ 10.33	$ 10.11	$ 10.11
Income from Investment Operations
Net investment income E	.289	.564	.593	.604	.660	.725
Net realized and unrealized gain (loss)	(.137)	(.245)	.443	1.322	.203	(.074)
Total from investment operations	.152	.319	1.036	1.926	.863	.651
Distributions from net investment income	(.272)	(.544)	(.566)	(.636)	(.643)	(.651)
Distributions from net realized gain	-	(.155)	(.170)	-	-	-
Total distributions	(.272)	(.699)	(.736)	(.636)	(.643)	(.651)
Net asset value, end of period	$ 11.42	$ 11.54	$ 11.92	$ 11.62	$ 10.33	$ 10.11
Total Return B, C, D	1.32%	2.77%	9.23%	19.09%	8.89%	6.55%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03% A	1.05%	1.07%	1.11%	1.13%	1.15%
Expenses net of fee waivers, if any	1.03% A	1.05%	1.07%	1.11%	1.13%	1.15%
Expenses net of all reductions	1.03% A	1.05%	1.07%	1.11%	1.13%	1.15%
Net investment income	5.05% A	4.86%	5.13%	5.47%	6.57%	7.10%
Supplemental Data
Net assets, end of period (in millions)	$ 1,690	$ 1,427	$ 808	$ 515	$ 279	$ 238
Portfolio turnover rate G	95% A	109%	94%	153%	111%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central fund.

G Amounts do not include the portfolio activity of the affiliated central fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.57	$ 11.95	$ 11.65	$ 10.35	$ 10.12	$ 10.13
Income from Investment Operations
Net investment income E	.249	.486	.513	.533	.595	.658
Net realized and unrealized gain (loss)	(.148)	(.249)	.441	1.330	.212	(.085)
Total from investment operations	.101	.237	.954	1.863	.807	.573
Distributions from net investment income	(.231)	(.462)	(.484)	(.563)	(.577)	(.583)
Distributions from net realized gain	-	(.155)	(.170)	-	-	-
Total distributions	(.231)	(.617)	(.654)	(.563)	(.577)	(.583)
Net asset value, end of period	$ 11.44	$ 11.57	$ 11.95	$ 11.65	$ 10.35	$ 10.12
Total Return B, C, D	.87%	2.06%	8.45%	18.38%	8.28%	5.74%
Ratios to Average Net Assets F, H
Expenses before reductions	1.78% A	1.78%	1.78%	1.77%	1.78%	1.81%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.78%	1.77%	1.78%	1.81%
Expenses net of all reductions	1.75% A	1.75%	1.78%	1.77%	1.78%	1.81%
Net investment income	4.33% A	4.16%	4.42%	4.81%	5.91%	6.44%
Supplemental Data
Net assets, end of period (in millions)	$ 330	$ 342	$ 319	$ 287	$ 147	$ 116
Portfolio turnover rate G	95% A	109%	94%	153%	111%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central fund.

G Amounts do not include the portfolio activity of the affiliated central fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 11.91	$ 11.61	$ 10.32	$ 10.10	$ 10.11
Income from Investment Operations
Net investment income E	.243	.475	.505	.525	.585	.647
Net realized and unrealized gain (loss)	(.146)	(.246)	.444	1.320	.204	(.082)
Total from investment operations	.097	.229	.949	1.845	.789	.565
Distributions from net investment income	(.227)	(.454)	(.479)	(.555)	(.569)	(.575)
Distributions from net realized gain	-	(.155)	(.170)	-	-	-
Total distributions	(.227)	(.609)	(.649)	(.555)	(.569)	(.575)
Net asset value, end of period	$ 11.40	$ 11.53	$ 11.91	$ 11.61	$ 10.32	$ 10.10
Total Return B, C, D	.83%	1.99%	8.43%	18.24%	8.10%	5.67%
Ratios to Average Net Assets F, H
Expenses before reductions	1.82% A	1.82%	1.82%	1.84%	1.87%	1.89%
Expenses net of fee waivers, if any	1.82% A	1.82%	1.82%	1.84%	1.87%	1.89%
Expenses net of all reductions	1.82% A	1.82%	1.82%	1.84%	1.87%	1.89%
Net investment income	4.26% A	4.09%	4.37%	4.74%	5.83%	6.35%
Supplemental Data
Net assets, end of period (in millions)	$ 585	$ 540	$ 405	$ 277	$ 68	$ 40
Portfolio turnover rate G	95% A	109%	94%	153%	111%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central fund.

G Amounts do not include the portfolio activity of the affiliated central fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 12.02	$ 11.71	$ 10.40	$ 10.17	$ 10.18
Income from Investment Operations
Net investment income D	.305	.599	.627	.635	.685	.725
Net realized and unrealized gain (loss)	(.140)	(.262)	.449	1.338	.210	(.059)
Total from investment operations	.165	.337	1.076	1.973	.895	.666
Distributions from net investment income	(.285)	(.572)	(.596)	(.663)	(.665)	(.676)
Distributions from net realized gain	-	(.155)	(.170)	-	-	-
Total distributions	(.285)	(.727)	(.766)	(.663)	(.665)	(.676)
Net asset value, end of period	$ 11.51	$ 11.63	$ 12.02	$ 11.71	$ 10.40	$ 10.17
Total Return B, C	1.42%	2.91%	9.53%	19.44%	9.17%	6.67%
Ratios to Average Net Assets E, G
Expenses before reductions	.80% A	.81%	.81%	.87%	.92%	.94%
Expenses net of fee waivers, if any	.80% A	.81%	.81%	.87%	.92%	.94%
Expenses net of all reductions	.80% A	.80%	.81%	.87%	.92%	.94%
Net investment income	5.29% A	5.10%	5.38%	5.71%	6.78%	7.31%
Supplemental Data
Net assets, end of period (in millions)	$ 615	$ 520	$ 424	$ 291	$ 120	$ 42
Portfolio turnover rate F	95% A	109%	94%	153%	111%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central fund.

F Amounts do not include the portfolio activity of the affiliated central fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in fixed-income Central Investment Portfolios (CIPs), referred to as the Central Funds, and affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

published prices for the same securities. Investments in open-end mutual funds, including the Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, certain foreign taxes, prior period premium and discount on debt securities, defaulted bonds, market discount, partnerships, non-taxable dividends, deferred trustees compensation, financing transactions, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 79,109
Unrealized depreciation	(78,616)
Net unrealized appreciation (depreciation)	$ 493
Cost for federal income tax purposes	$ 3,947,321

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

2. Operating Policies - continued

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,484,606 and $1,151,206, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 532	$ 16
Class T	0%	.25%	1,963	100
Class B	.65%	.25%	1,517	1,099
Class C	.75%	.25%	2,814	892
			$ 6,826	$ 2,107

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 388
Class T	110
Class B*	397
Class C*	62
$ 957

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 692	.20*
Class T	1,136	.15*
Class B	395	.24*
Class C	504	.18*
Institutional Class	456	.16*
	$ 3,183

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Fund may also invest in CIPs managed by FIMM, or Fidelity Management & Research Company Inc. (FMRC), each an affiliate of FMR.

The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

The Fund's Schedule of Investments lists the Central Fund as an investment of the Fund but does not include the underlying holdings of the Central Fund. Based on its investment objectives, the Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the Central Fund and the Fund.

A complete unaudited list of holdings for the Central Fund, as of the Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the Central Fund financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.75%	$ 47

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $23. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3
Class C	1
$ 4

7. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005
From net investment income
Class A	$ 16,859	$ 24,357
Class T	37,035	53,100
Class B	6,724	13,236
Class C	11,069	18,751
Institutional Class	13,793	22,804
Total	$ 85,480	$ 132,248
From net realized gain
Class A	$ -	$ 6,205
Class T	-	13,720
Class B	-	4,302
Class C	-	6,019
Institutional Class	-	6,009
Total	$ -	$ 36,255

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005	Six months ended June 30, 2006	Year ended December 31, 2005
Class A
Shares sold	18,599	35,042	$ 214,748	$ 408,757
Reinvestment of distributions	1,183	2,123	13,655	24,731
Shares redeemed	(9,471)	(12,325)	(109,298)	(143,648)
Net increase (decrease)	10,311	24,840	$ 119,105	$ 289,840
Class T
Shares sold	38,505	73,391	$ 444,572	$ 855,542
Reinvestment of distributions	3,007	5,375	34,691	62,638
Shares redeemed	(17,151)	(22,830)	(197,922)	(265,605)
Net increase (decrease)	24,361	55,936	$ 281,341	$ 652,575
Class B
Shares sold	3,087	8,646	$ 35,716	$ 100,980
Reinvestment of distributions	423	1,104	4,895	12,908
Shares redeemed	(4,219)	(6,915)	(48,817)	(80,693)
Net increase (decrease)	(709)	2,835	$ (8,206)	$ 33,195
Class C
Shares sold	9,905	20,463	$ 114,108	$ 238,454
Reinvestment of distributions	679	1,502	7,826	17,494
Shares redeemed	(6,157)	(9,092)	(70,964)	(105,690)
Net increase (decrease)	4,427	12,873	$ 50,970	$ 150,258
Institutional Class
Shares sold	14,604	15,959	$ 169,771	$ 187,439
Reinvestment of distributions	979	2,098	11,381	24,620
Shares redeemed	(6,850)	(8,622)	(79,734)	(101,247)
Net increase (decrease)	8,733	9,435	$ 101,418	$ 110,812

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Strategic Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the cumulative total returns of Class C and Institutional Class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Institutional Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Advisor Strategic Income Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the relative investment performance of Institutional Class of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 29% means that 71% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Strategic Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, and Institutional Class ranked below its competitive median for 2005, and the total expenses of Class C ranked above its competitive median for 2005. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

SII-USAN-0806
1.787776.103

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 21, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 21, 2006